SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-67004)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.
 Post-Effective Amendment No. 39  [X]
and
REGISTRATION STATEMENT (No. 811-3010)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 39 [X]
Fidelity Advisor Series VII
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-563-7000
Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (  ) on (                               ) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (x) on (September 28, 1998) pursuant to paragraph (a)(1) of Rule 485. ( ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
FIDELITY ADVISOR FOCUS FUNDS CLASS A, CLASS T, CLASS B, AND CLASS C
PROSPECTUS
CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER  PROSPECTUS SECTION


1          ..............................  COVER PAGE

2    A     ..............................  EXPENSES

     B,C   ..............................  CONTENTS; WHO MAY WANT TO INVEST

3    A     ..............................  FINANCIAL HIGHLIGHTS

     B     ..............................  *

     C     ..............................  PERFORMANCE

     D     ..............................  PERFORMANCE; COVER PAGE

4    A     I.............................  CHARTER

           II...........................   INVESTMENT PRINCIPLES AND RISKS

     B     ..............................  INVESTMENT PRINCIPLES AND RISKS

     C     ..............................  WHO MAY WANT TO INVEST; INVESTMENT PRINCIPLES
                                           AND RISKS

5    A     ..............................  CHARTER

     B     I.............................  COVER PAGE; CHARTER

           II...........................   CHARTER; BREAKDOWN OF EXPENSES

           III..........................   EXPENSES; BREAKDOWN OF EXPENSES

     C     ..............................  CHARTER

     D     ..............................  CHARTER; BREAKDOWN OF EXPENSES

     E     ..............................  BREAKDOWN OF EXPENSES

     F     ..............................  EXPENSES

     G     I............................   CHARTER

           II............................  *

     5A    ..............................  *

6    A     I.............................  CHARTER

           II...........................   HOW TO BUY SHARES; HOW TO SELL SHARES; INVESTOR
                                           SERVICES; TRANSACTION DETAILS; EXCHANGE
                                           RESTRICTIONS; SALES CHARGE REDUCTIONS AND WAIVERS

           III..........................   CHARTER

     B     .............................   CHARTER

     C     ..............................  TRANSACTION DETAILS; EXCHANGE RESTRICTIONS

     D     ..............................  WHO MAY WANT TO INVEST

     E     ..............................  COVER PAGE; HOW TO BUY SHARES; HOW TO SELL
                                           SHARES; INVESTOR SERVICES; EXCHANGE RESTRICTIONS;
                                           SALES CHARGE REDUCTIONS AND WAIVERS

     F, G  ..............................  DIVIDENDS, CAPITAL GAINS, AND TAXES

     H     ..............................  WHO MAY WANT TO INVEST

7    A     ..............................  CHARTER; COVER PAGE

     B     ..............................  HOW TO BUY SHARES; TRANSACTION DETAILS

     C     ..............................  SALES CHARGE REDUCTIONS AND WAIVERS

     D     ..............................  HOW TO BUY SHARES

     E     ..............................  TRANSACTION DETAILS; BREAKDOWN OF EXPENSES

     F     ..............................  BREAKDOWN OF EXPENSES

8          ..............................  HOW TO SELL SHARES; INVESTOR SERVICES; TRANSACTION
                                           DETAILS; EXCHANGE RESTRICTIONS

9          ..............................  *


*   Not Applicable

FIDELITY ADVISOR
FOCUS FUNDSSM
CLASS A, CLASS T, CLASS B,

AND CLASS C
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated September 28, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY
THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER
AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.
AFOC-pro-0998
Each fund seeks to increase the value of your investment over the long-term by investing mainly in equity securities of companies within a particular market sector.
FIDELITY ADVISOR CONSUMER INDUSTRIES FUND
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND
FIDELITY ADVISOR FINANCIAL SERVICES FUND
FIDELITY ADVISOR HEALTH CARE FUND
FIDELITY ADVISOR NATURAL RESOURCES FUND
FIDELITY ADVISOR TECHNOLOGY FUND
FIDELITY ADVISOR UTILITIES GROWTH FUND
PROSPECTUS
SEPTEMBER 28, 1998(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET,
BOSTON, MA 02109
CONTENTS



KEY FACTS                 WHO MAY WANT TO INVEST

                          EXPENSES EACH CLASS'S SALES CHARGE (LOAD) AND ITS YEARLY OPERATING
                          EXPENSES.

                          FINANCIAL HIGHLIGHTS A SUMMARY OF EACH FUND'S FINANCIAL DATA.

                          PERFORMANCE HOW EACH FUND HAS DONE OVER TIME.

THE FUNDS IN DETAIL       CHARTER HOW EACH FUND IS ORGANIZED.

                          INVESTMENT PRINCIPLES AND RISKS EACH FUND'S OVERALL APPROACH
                          TO INVESTING.

                          BREAKDOWN OF EXPENSES HOW OPERATING COSTS ARE CALCULATED
                          AND WHAT THEY INCLUDE.

YOUR ACCOUNT              TYPES OF ACCOUNTS DIFFERENT WAYS TO SET UP YOUR ACCOUNT,
                          INCLUDING TAX-   ADVANTAGED     RETIREMENT PLANS.

                          HOW TO BUY SHARES OPENING AN ACCOUNT AND MAKING ADDITIONAL
                          INVESTMENTS.

                          HOW TO SELL SHARES TAKING MONEY OUT AND CLOSING YOUR ACCOUNT.

                          INVESTOR SERVICES SERVICES TO HELP YOU MANAGE YOUR ACCOUNT.

SHAREHOLDER AND           DIVIDENDS, CAPITAL GAINS,
ACCOUNT POLICIES          AND TAXES

                          TRANSACTION DETAILS SHARE PRICE CALCULATIONS AND THE TIMING OF
                          PURCHASES AND REDEMPTIONS.

                          EXCHANGE RESTRICTIONS

                          SALES CHARGE REDUCTIONS AND WAIVERS

                          APPENDIX


KEY FACTS


WHO MAY WANT TO INVEST
Class A, Class T, Class B, and Class C shares are offered to investors who engage an investment professional for investment advice.
The funds may be appropriate for investors who want to pursue growth aggressively by concentrating their investment on domestic and foreign securities within a market sector. The funds are designed for those
who are interested in actively monitoring the progress    of    , and
can accept the risks    of    , industry-focused investing. Because
the funds are narrowly focused, changes in a particular industry, regulatory changes, or legislation can have a substantial impact on a fund's share price.
Consumer Industries, Cyclical Industries, Health Care, Natural Resources, Technology, and Utilities Growth may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
The value of each fund's investments varies from day to day, generally reflecting changes in market conditions and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Over time, however, stocks have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. Institutional Class shares have no sales charge and do not pay a 12b-1 fee, but are available only to certain types of investors. See "Sales
Charge Reductions and Waivers," page    __    , for Institutional
Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this
prospectus, by calling    1-800-522-7297 if you are investing through
a broker-dealer or insurance representative    , or 1-800-843-3001
   if you are investing through a bank representative    , or from
your investment professional.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.
In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, your eligibility for a sales charge waiver or reduction, and the package of services provided to you by your investment professional and the overall costs of those services.
In general, Class A shares have higher costs than Class T shares over a short holding period because Class A shares have a higher front-end sales charge, and Class A shares have lower costs than Class T shares over a longer holding period because Class A shares have lower 12b-1 fees. If you are planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced front-end sales charges available on Class A and Class T shares. If you are eligible for a front-end sales charge waiver on a purchase of both Class A and Class T shares, Class A shares generally will have lower costs than Class T shares because Class A shares have lower 12b-1 fees. However, you should evaluate the overall costs of purchasing Class A shares or Class T shares in the context of the package of services provided to you by your investment professional.
See "Transaction Details," page    __    , and "Sales Charge
Reductions and Waivers," page   __    , for sales charge reduction and
waiver information.
If you prefer not to pay a front-end sales charge, you should consider Class B or Class C shares. While Class B and Class C shares are subject to higher ongoing costs than Class A or Class T shares, in general because of their higher 12b-1 fees, Class B and Class C shares are sold with a CDSC instead of a front-end sales charge so your entire purchase amount is immediately invested. In general, Class B shares have higher costs than Class C shares over a short holding period because Class B shares have a higher CDSC that declines over six years, and Class B shares have lower costs than Class C shares over a longer period because Class B shares convert to Class A shares after seven years. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares, that purchase
amounts of more than $1,000,000    generally     will not be accepted
for Class C shares, and that Class A or Class T shares may have lower costs for investments that qualify for a front-end sales charge
reduction or waiver.    See "How to Buy Shares," page __, for more
information on the maximum purchase amount for Class C shares.     If
you sell your Class B shares within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. If you sell your Class C shares within one year, you will normally pay a
1.00% CDSC. See "Transaction Details," page    __    , for CDSC
schedules and related information. Class B shares will automatically convert to Class A shares after a holding period of seven years. Class C shares do not convert to another class of shares. See "Transaction
Details," page    __    , for conversion information.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. Lower front-end sales charges may be available with purchases of
$50,000 or more. See "Transaction Details," page    __    , for an
explanation of how and when these charges apply.
A CDSC is imposed on Class B shares only if you redeem Class B shares within six years of purchase. A CDSC is imposed on Class C shares only if you redeem Class C shares within one year of purchase. See
"Transaction Details," page    __    , for information about the CDSC.




                                                                    CLASS A       CLASS T       CLASS B       CLASS C
MAXIMUM SALES CHARGE ON PURCHASES
(AS A % OF OFFERING PRICE)                                          5.75%         3.50%         NONE           NONE

MAXIMUM CDSC (AS A % OF THE LESSER OF
ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS)                     NONE[A]       NONE[A]       5.00%[B]       1.00%[C]

SALES CHARGE ON                                                     NONE          NONE          NONE           NONE
REINVESTED DISTRIBUTIONS

REDEMPTION FEE (SHORT-TERM TRADING FEE) ON SHARES
HELD LESS THAN 60 DAYS (AS A % OF AMOUNT REDEEMED)                  1.00%         1.00%         1.00%          1.00%

ANNUAL ACCOUNT MAINTENANCE FEE                                      $12.00        $12.00        $12.00        $12.00
(FOR ACCOUNTS UNDER $2,500)


[A] A CDSC OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES ON WHICH A FINDER'S FEE WAS PAID. SEE "TRANSACTION
DETAILS", PAGE   __    .
[B] DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
[C] ON CLASS C SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE.
ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR). Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
12b-1 fees for Class A, Class T, Class B, and Class C include a distribution fee and, for Class B and Class C, a shareholder service fee. Distribution fees are paid by each class of each fund to FDC for services and expenses in connection with the distribution of the applicable class's shares. Shareholder service fees are paid by Class B and Class C of the funds to FDC for services and expenses
   incurred     in connection with providing personal service and/or
maintenance of Class B and Class C shareholder accounts. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.
Each class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on estimated or historical ex   penses
of each class of each fund and are calculated as a percentage of average net assets of each class of each fund.

                      OPERATING EXPENSES                               CLASS A  CLASS T  CLASS B  CLASS C

CONSUMER INDUSTRIES   MANAGEMENT FEE                                    0.__%    0.__%    0.__%    0.__%

                      12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE    0.25%    0.50%    1.00%    1.00%
                      FEE FOR CLASS B AND CLASS C SHARES)

                      OTHER EXPENSES                                    0.__%    0.__%    0.__%    0.__%[A]

                      TOTAL OPERATING EXPENSES                          _.__%    _.__%    _.__%    _.__%

CYCLICAL INDUSTRIES   MANAGEMENT FEE                                    0.__%    0.__%    0.__%    0.__%

                      12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE    0.25%    0.50%    1.00%    1.00%
                      FEE FOR CLASS B AND CLASS C SHARES)

                      OTHER EXPENSES                                    0.__%    0.__%    0.__%    0.__%[A]

                      TOTAL OPERATING EXPENSES                          _.__%    _.__%    _.__%    _.__%

FINANCIAL SERVICES    MANAGEMENT FEE                                    0.__%    0.__%    0.__%    0.__%

                      12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE    0.25%    0.50%    1.00%    1.00%
                      FEE FOR CLASS B AND CLASS C SHARES)

                      OTHER EXPENSES                                    0.__%    0.__%    0.__%    0.__%[A]

                      TOTAL OPERATING EXPENSES                          _.__%    _.__%    _.__%    _.__%

HEALTH CARE           MANAGEMENT FEE                                    0.__%    0.__%    0.__%    0.__%

                      12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE    0.25%    0.50%    1.00%    1.00%
                      FEE FOR CLASS B AND CLASS C SHARES)

                      OTHER EXPENSES                                    0.__%    0.__%    0.__%    0.__%[A]

                      TOTAL OPERATING EXPENSES                          _.__%    _.__%    _.__%    _.__%

NATURAL RESOURCES     MANAGEMENT FEE                                    0._%     0._%     0.__%    0.__%

                      12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE    0.25%    0.50%    1.00%    1.00%
                      FEE FOR CLASS B AND CLASS C SHARES)

                      OTHER EXPENSES                                    0.__%    0.__%    0.__%    0.__%[A]

                      TOTAL OPERATING EXPENSES                          _.__%    _.__%    _.__%    _.__%

TECHNOLOGY            MANAGEMENT FEE                                    0.__%    0.__%    0.__%    0.__%

                      12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE    0.25%    0.50%    1.00%    1.00%
                      FEE FOR CLASS B AND CLASS C SHARES)

                      OTHER EXPENSES                                    0.__%    0.__%    0.__%    0.__%[A]

                      TOTAL OPERATING EXPENSES                          _.__%    _.__%    _.__%    _.__%

UTILITIES GROWTH      MANAGEMENT FEE                                    0.__%    0.__%    0.__%    0.__%

                      12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE    0.25%    0.50%    1.00%    1.00%
                      FEE FOR CLASS B AND CLASS C SHARES)

                      OTHER EXPENSES                                    0.__%    0.__%    0.__%    0.__%[A]

                      TOTAL OPERATING EXPENSES                          _.__%    _.__%    _.__%    _.__%


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
A    portion of the brokerage commissions that [the/a] fund pays is used to reduce [the/that] fund's expenses. In addition, [the/each] fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including [this/these] reduction[s], the total [fund/Class _] operating expenses presented in the preceding table would have been:
                     CLASS A  CLASS T  CLASS B  CLASS C

CONSUMER INDUSTRIES  %        %       %         %

CYCLICAL INDUSTRIES  %        %       %         %

FINANCIAL SERVICES   %        %       %         %

HEALTH CARE          %        %       %         %

NATURAL RESOURCES    %        %       %         %

TECHNOLOGY           %        %       %         %

UTILITIES GROWTH     %        %       %         %

EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or (2) no redemption at the end of each time period. Total expenses shown below include your shareholder transaction expenses, such as the maximum front-end sales charge or CDSC, as applicable, and a class's annual operating expenses.

                                                    FULL REDEMPTION                    NO REDEMPTION

                                       CLASS A          CLASS T  CLASS B  CLASS C  CLASS B        CLASS C

CONSUMER INDUSTRIES       1 YEAR        $                $        $ [A]    $ [A]    $              $

                          3 YEARS       $                $        $ [A]    $        $              $

                          5 YEARS       $                $        $ [A]    $        $              $

                          10 YEARS[B]   $                $        $        $        $              $

CYCLICAL INDUSTRIES       1 YEAR        $                $        $ [A]    $ [A]    $              $

                          3 YEARS       $                $        $ [A]    $        $              $

                          5 YEARS       $                $        $ [A]    $        $              $

                          10 YEARS[B]   $                $        $        $        $              $

FINANCIAL SERVICES        1 YEAR        $                $        $ [A]    $ [A]    $              $

                          3 YEARS       $                $        $ [A]    $        $              $

                          5 YEARS       $                $        $ [A]    $        $              $

                          10 YEARS[B]   $                $        $        $        $              $

HEALTH CARE               1 YEAR        $                $        $ [A]    $ [A]    $              $

                          3 YEARS       $                $        $ [A]    $        $              $

                          5 YEARS       $                $        $ [A]    $        $              $

                          10 YEARS[B]   $                $        $        $        $              $

   NATURAL RESOURCES      1 YEAR        $                $        $ [A]    $ [A]    $              $

                          3 YEARS       $                $        $ [A]    $        $              $

                          5 YEARS       $                $        $ [A]    $        $              $

                          10 YEARS[B]   $                $        $        $        $              $

TECHNOLOGY                1 YEAR        $                $        $ [A]    $ [A]    $              $

                          3 YEARS       $                $        $ [A]    $        $              $

                          5 YEARS       $                $        $ [A]    $        $              $

                          10 YEARS[B]   $                $        $        $        $              $

UTILITIES GROWTH          1 YEAR        $                $        $ [A]    $ [A]    $              $

                          3 YEARS       $                $        $ [A]    $        $              $

                          5 YEARS       $                $        $ [A]    $        $              $

                          10 YEARS[B]   $                $        $        $        $              $


[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY. FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

                     CLASS A  EFFECTIVE       CLASS T  EFFECTIVE       CLASS B  EFFECTIVE       CLASS C  EFFECTIVE
                              DATE                     DATE                     DATE                     DATE

CONSUMER INDUSTRIES   1.75%   9/1/96           2.00%   9/1/96           2.50%   3/1/97           2.50%   11/1/97

CYCLICAL INDUSTRIES   1.75%   9/1/96           2.00%   9/1/96           2.50%   3/1/97           2.50%   11/1/97

FINANCIAL SERVICES    1.75%   9/1/96           2.00%   9/1/96           2.50%   3/1/97           2.50%   11/1/97

HEALTH CARE           1.75%   9/1/96           2.00%   9/1/96           2.50%   3/1/97           2.50%   11/1/97

NATURAL RESOURCES     1.75%   8/30/96          2.00%   8/30/96          2.50%   8/30/96          2.50%   11/1/97

TECHNOLOGY            1.75%   9/1/96           2.00%   9/1/96           2.50%   3/1/97           2.50%   11/1/97

UTILITIES GROWTH      1.75%   9/1/96           2.00%   9/1/96           2.50%   3/1/97           2.50%   11/1/97


If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:



                                         OTHER EXPENSES                                      TOTAL OPERATING EXPENSES

                      CLASS A        CLASS T       CLASS B      CLASS C[A]     CLASS A     CLASS T    CLASS B    CLASS C[A]

CONSUMER INDUSTRIES    %              %             %            %              %           %          %          %

CYCLICAL INDUSTRIES    %              %             %            %              %           %          %          %

FINANCIAL SERVICES     %              %             %            %              %           %          %          %

HEALTH CARE            %              %             %            %              %           %          %          %

NATURAL RESOURCES      %              %             %            %              %           %          %          %

TECHNOLOGY             %              %             %            %              %           %          %          %

UTILITIES GROWTH       %              %             %            %              %           %          %          %



[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow contain annual information which has been audited by __________________, independent accountants. The funds' financial highlights, financial statements, and reports of the auditor are included in the funds' Annual Report, and are incorporated by reference into (are legally part of) the funds' SAI. Contact FDC or your investment professional for a free copy of the
Annual Report or the SAI   .
[INSERT A TABLE FOR THE/EACH FUND HERE]
PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN. The
total returns that follow        are based on historical fund results
and do not reflect the effect of taxes.
Each fund's fiscal year runs from August 1 through July 31. The tables below show the performance of each class of each fund over past
fiscal years. The charts beginning on page    __     present calendar
year performance for each class of    each fund compared to different
measures.




CLASS A
                                     AVERAGE ANNUAL TOTAL RETURN [A]                    CUMULATIVE TOTAL RETURN [A]
                             PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS/LIFE    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS/LIFE
                                                         OF FUND(DAGGER)                                  OF FUND(DAGGER)

CONSUMER INDUSTRIES
 - CLASS A                         %              N/A           %                    %            N/A           %

CONSUMER INDUSTRIES
 - CLASS A (LOAD ADJ.)[B]          %              N/A           %                    %            N/A           %

CYCLICAL INDUSTRIES
 - CLASS A                         %              N/A           %                    %            N/A           %

CYCLICAL INDUSTRIES
 - CLASS A (LOAD ADJ.)[B]          %              N/A           %                    %            N/A           %

FINANCIAL SERVICES
 - CLASS A                         %              N/A           %                    %            N/A           %

FINANCIAL SERVICES
 - CLASS A (LOAD ADJ.)[B]          %              N/A           %                    %            N/A           %

HEALTH CARE
 - CLASS A                         %              N/A           %                    %            N/A           %

HEALTH CARE
 - CLASS A (LOAD ADJ.)[B]          %              N/A           %                    %            N/A           %

NATURAL RESOURCES
 - CLASS A                         %                %           %                    %            %             %

NATURAL RESOURCES
 - CLASS A (LOAD ADJ.)[B]          %                %           %                    %            %             %

TECHNOLOGY
 - CLASS A                         %              N/A           %                    %            N/A           %

TECHNOLOGY
 - CLASS A (LOAD ADJ.)[B]          %              N/A           %                    %            N/A           %

UTILITIES GROWTH
 - CLASS A                         %              N/A           %                    %            N/A           %

UTILITIES GROWTH
 - CLASS A (LOAD ADJ.)[B]          %              N/A           %                    %            N/A           %






CLASS T
                                       AVERAGE ANNUAL TOTAL RETURN [A]                  CUMULATIVE TOTAL RETURN [A]
                               PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS/LIFE   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS/LIFE
                                                          OF FUND(DAGGER)                                 OF FUND(DAGGER)

CONSUMER INDUSTRIES
 - CLASS T                          %            N/A           %                    %            N/A           %

CONSUMER INDUSTRIES
 - CLASS T (LOAD ADJ.)[B]           %            N/A           %                    %            N/A           %

CYCLICAL INDUSTRIES
 - CLASS T                          %            N/A           %                    %            N/A           %

CYCLICAL INDUSTRIES
 - CLASS T (LOAD ADJ.)[B]           %            N/A           %                    %            N/A           %

FINANCIAL SERVICES
 - CLASS T                          %            N/A           %                    %            N/A           %

FINANCIAL SERVICES
 - CLASS T (LOAD ADJ.)[B]           %            N/A           %                    %            N/A           %

HEALTH CARE
 - CLASS T                          %            N/A           %                    %            N/A           %

HEALTH CARE
 - CLASS T (LOAD ADJ.)[B]           %            N/A           %                    %            N/A           %

NATURAL RESOURCES
 - CLASS T                          %            %             %                    %            %             %

NATURAL RESOURCES
 - CLASS T (LOAD ADJ.)[B]           %            %             %                    %            %             %

TECHNOLOGY
 - CLASS T                          %            N/A           %                    %            N/A           %

TECHNOLOGY
 - CLASS T (LOAD ADJ.)[B]           %            N/A           %                    %            N/A           %

UTILITIES GROWTH
 - CLASS T                          %            N/A           %                    %            N/A           %

UTILITIES GROWTH
 - CLASS T (LOAD ADJ.)[B]           %            N/A           %                    %            N/A           %






CLASS B
                                       AVERAGE ANNUAL TOTAL RETURN [A]                  CUMULATIVE TOTAL RETURN [A]
                               PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS/LIFE   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS/LIFE
                                                          OF FUND(DAGGER)                                 OF FUND(DAGGER)

CONSUMER INDUSTRIES
 - CLASS B                          %            N/A           %                    %            N/A           %

CONSUMER INDUSTRIES
 - CLASS B (LOAD ADJ.)[C]           %            N/A           %                    %            N/A           %

CYCLICAL INDUSTRIES
 - CLASS B                          %            N/A           %                    %            N/A           %

CYCLICAL INDUSTRIES
 - CLASS B (LOAD ADJ.)[C]           %            N/A           %                    %            N/A           %

FINANCIAL SERVICES
 - CLASS B                          %            N/A           %                    %            N/A           %

FINANCIAL SERVICES
 - CLASS B (LOAD ADJ.)[C]           %            N/A           %                    %            N/A           %

HEALTH CARE
 - CLASS B                          %            N/A           %                    %            N/A           %

HEALTH CARE
 - CLASS B (LOAD ADJ.)[C]           %            N/A           %                    %            N/A           %

NATURAL RESOURCES
 - CLASS B                          %            %             %                    %            %             %

NATURAL RESOURCES
 - CLASS B (LOAD ADJ.)[C]           %            %             %                    %            %             %

TECHNOLOGY
 - CLASS B                          %            N/A           %                    %            N/A           %

TECHNOLOGY
 - CLASS B (LOAD ADJ.)[C]           %            N/A           %                    %            N/A           %

UTILITIES GROWTH
 - CLASS B                          %            N/A           %                    %            N/A           %

UTILITIES GROWTH
 - CLASS B (LOAD ADJ.)[C]           %            N/A           %                    %            N/A           %






CLASS C
                                      AVERAGE ANNUAL TOTAL RETURN [A]                  CUMULATIVE TOTAL RETURN [A]
                              PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS/LIFE   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS/LIFE
                                                         OF FUND(DAGGER)                                 OF FUND(DAGGER)

CONSUMER INDUSTRIES
 - CLASS C                          %            N/A           %                    %            N/A           %

CONSUMER INDUSTRIES
 - CLASS C (LOAD ADJ.)[C]           %            N/A           %                    %            N/A           %

CYCLICAL INDUSTRIES
 - CLASS C                          %            N/A           %                    %            N/A           %

CYCLICAL INDUSTRIES
 - CLASS C (LOAD ADJ.)[C]           %            N/A           %                    %            N/A           %

FINANCIAL SERVICES
 - CLASS C                          %            N/A           %                    %            N/A           %

FINANCIAL SERVICES
 - CLASS C (LOAD ADJ.)[C]           %            N/A           %                    %            N/A           %

HEALTH CARE
 - CLASS C                          %            N/A           %                    %            N/A           %

HEALTH CARE
 - CLASS C (LOAD ADJ.)[C]           %            N/A           %                    %            N/A           %

NATURAL RESOURCES
 - CLASS C                          %            %             %                    %            %             %

NATURAL RESOURCES
 - CLASS C (LOAD ADJ.)[C]           %            %             %                    %            %             %

TECHNOLOGY
 - CLASS C                          %            N/A           %                    %            N/A           %

TECHNOLOGY
 - CLASS C (LOAD ADJ.)[C]           %            N/A           %                    %            N/A           %

UTILITIES GROWTH
 - CLASS C                          %            N/A           %                    %            N/A           %

UTILITIES GROWTH
 - CLASS C (LOAD ADJ.)[C]           %            N/A           %                    %            N/A           %




(dagger)    F    OR EACH FUND (EXCEPT NATURAL RESOURCES), LIFE OF FUND
FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (SEPTEMBER 3, 1996) THROUGH THE PERIOD ENDED JULY 31, 1998.
[A] INITIAL OFFERING OF CLASS A OF EACH FUND TOOK PLACE ON SEPTEMBER 3, 1996. FOR NATURAL RESOURCES, CLASS A RETURNS PRIOR TO SEPTEMBER 3, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996 WOULD HAVE BEEN HIGHER.
 INITIAL OFFERING OF CLASS B OF EACH FUND (EXCEPT NATURAL RESOURCES) TOOK PLACE ON MARCH 3, 1997. CLASS B RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.
 INITIAL OFFERING OF CLASS B OF NATURAL RESOURCES TOOK PLACE ON JULY 3, 1995. CLASS B RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JULY 3, 1995 WOULD HAVE BEEN LOWER.
 INITIAL OFFERING OF CLASS C OF EACH FUND TOOK PLACE ON NOVEMBER 3, 1997.CLASS C RETURNS FOR EACH FUND (EXCEPT NATURAL RESOURCES) FROM NOVEMBER 3, 1997 THROUGH MARCH 3, 1997 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER. CLASS C RETURNS FOR NATURAL RESOURCES FROM NOVEMBER 3, 1997 THROUGH JULY 3, 1995 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JULY 3, 1995 WOULD HAVE BEEN LOWER.
[B] LOAD ADJUSTED RETURNS FOR CLASS A SHARES INCLUDE THE EFFECT OF PAYING CLASS A'S MAXIMUM 5.75% FRONT-END SALES CHARGE. LOAD ADJUSTED RETURNS FOR CLASS T SHARES INCLUDE THE EFFECT OF CLASS T'S MAXIMUM 3.50% FRONT-END SALES CHARGE.
[C] LOAD ADJUSTED RETURNS FOR CLASS B AND CLASS C ARE CALCULATED
PURSUANT TO THE CDSC INFORMATION FOUND ON PAGE _   _    .

The exclusion of any applicable sales charge from a performance calculation produces a higher return.
If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual and cumulative total returns usually will include the effect of paying the maximum applicable sales charge.
STANDARD & POOR'S 500 INDEX (S&P 500(registered trademark)) is a widely recognized, unmanaged index of common stocks.
Unlike each class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
       Other illustrations of fund performance may show moving averages over specified periods.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, please contact your investment professional or, if you are investing through a broker-dealer or insurance representative, call 1-800-522-7297 or, if you are investing through a bank representative, call 1-800-843-3001. TOTAL RETURNS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Financial Services is a diversified fund, and Consumer Industries, Cyclical Industries, Health Care, Natural Resources, Technology, and Utilities Growth are non-diversified funds of Fidelity Advisor Series VII, an open-end management investment company organized as a Massachusetts business trust on March 21, 1980.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments   (registered trademark)     is one of the
largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles each fund's business affairs and, with the assistance of foreign affiliates, chooses each fund's investments.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. (small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for each fund.
As of    July 31, 1998,     FMR advised funds having approximately
   __    million shareholder accounts with a total value of more than
$   __     billion.
Douglas Chase is manager of Advisor Consumer Industries, which he has managed since August 1997. He also manages other Fidelity funds. Mr. Chase joined Fidelity as an equity analyst in 1993 after receiving his MBA from the University of Michigan.
Albert Ruback is manager of Advisor Cyclical Industries, which he has managed since September 1996. Previously, he managed other Fidelity funds. Mr. Ruback joined Fidelity as an analyst in 1991, after receiving his MBA from Harvard Business School.
   Robert Ewing is manager of Advisor Financial Services, which he has managed since January 1998. He also manages another Fidelity fund. Since joining Fidelity in 1990, Mr. Ewing has worked as a research associate, analyst and manager.
Beso Sikharulidze is manager of Advisor Health Care, which he has managed since June 1997. He also manages another Fidelity fund. Mr. Sikharulidze joined Fidelity as an analyst in 1992, after receiving his MBA from Harvard University.
Lawrence Rakers is manager of Advisor Natural Resources, which he has managed since January 1997. He also manages other Fidelity funds. Mr. Rakers joined Fidelity as an analyst in 1993. Previously, he was a project engineer for Loral Corporation from 1986 to 1993.
Adam Hetnarski is manager of Advisor Technology, which he has managed since September 1996. He also manages another Fidelity fund. Since joining Fidelity in 1991, Mr. Hetnarski has worked as an analyst and manager.
Nick Thakore is manager of Advisor Utilities Growth, which he has managed since August 1997. He also manages other Fidelity funds. Mr. Thakore joined Fidelity in 1993 as an analyst, after receiving his MBA from The Wharton School at the University of Pennsylvania.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for each class of each fund.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], approximately ____% and ____% of each of [NAME OF FUND]'s and [NAME OF FUND]'s total outstanding shares, respectively, were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s].]
   As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], approximately ____% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER]; approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER]; and approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER].]
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
Each fund concentrates its investments in the securities of companies
in a particular market sector.        FMR normally invests at least
80% of each fund's assets in securities of companies principally engaged in the business activities of its named market sector. For this purpose, Natural Resources treats investments in precious metals
and instruments whose value is linked to    the price of     precious
metals as investments in its named market sector. The funds will invest primarily in equity securities, although they may invest in other types of instruments as well.
The funds may involve significantly greater risks and therefore may experience greater volatility than a mutual fund that does not concentrate its investments. Because of the funds' narrow focus, each fund's performance is closely tied to and affected by industries within its market sector. Companies in an industry are often faced with the same obstacles, issues, or regulatory burdens, and their securities may react similarly and move in unison with these or other market conditions. Also, because the funds (except Financial Services) are non-diversified, they are further exposed to increased volatility. Non-diversified funds may have greater investments in a single issuer than diversified funds, so the performance of a single issuer can have a substantial impact on a fund's share price. Finally, the funds' strategies in seeking to achieve their investment objectives may lead to investments in smaller companies. Securities of smaller companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets, or financial resources, or their susceptibility to major setbacks or downturns.
The value of    the funds'     investments varies in response to many
factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
FMR may use various investment techniques to hedge a portion of
   a     fund's risks, but there is no guarantee that these strategies
will work as FMR intends. When you sell your shares    of a fund    ,
they may be worth more or less than what you paid for them.
FMR normally invests each fund's assets according to its investment strategy. Each fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
CONSUMER INDUSTRIES FUND seeks capital appreciation.
The fund invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, major appliances, and personal computers. The fund may also invest in companies that manufacture, wholesale or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports). In addition, the fund may invest in companies that provide consumer products and services such as lodging, childcare, convenience stores and car rentals.
The success of consumer product manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.
CYCLICAL INDUSTRIES FUND seeks capital appreciation.
The fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.
Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and
worldwide competition. At times, worldwide production of    these
materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
FINANCIAL SERVICES FUND seeks capital appreciation.
The fund invests primarily in companies that provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate and leasing companies, and companies that span across these segments. Under SEC regulations, the fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted, it could significantly impact the sector and the fund.
HEALTH CARE FUND seeks capital appreciation.
The fund invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include, for example, pharmaceutical companies, companies involved in research and development, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of related products or services.
Many of these companies are subject to government regulation and approval of their products and services, which could have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete.
NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
The fund invests primarily in companies that own or develop natural resources, or supply goods and services to such companies. These may include companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. The fund may also
invest in precious metals and instruments whose    value is linked to
the price of precious metals.
   Securities of companies in the natural resources sector are subject to swift price and supply fluctuations that may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity and the unavailability of accurate market valuations. TECHNOLOGY FUND seeks capital appreciation.
The fund invests primarily in companies which have or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors. Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.
UTILITIES GROWTH FUND seeks capital appreciation.
The fund invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations. These may include, for example, companies that manufacture, produce, sell, or transmit gas or electric energy; water supply, waste disposal and sewerage, sanitary service companies; and companies involved in telephone, satellite, and other communication fields.
Public utility stocks have traditionally produced above-average dividend income, but the fund's investments are based on growth potential. The fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. The public utilities industries may be subject to broad risks resulting from governmental regulation, financing difficulties, supply and demand of services or fuel, and special risks associated with natural resource conservation. SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS:  With respect to 75% of its total assets, Financial
Services may not    invest in     more than 10% of the outstanding
voting securities of a single issuer. This limitation does not apply to securities of other investment companies.
Utilities Growth may not    invest in     more than 5% of the
outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. Financial Services may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
In addition, bond prices are also affected by the credit quality of the issuer. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: Purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by
Moody's Investors Service        or rated in the equivalent categories
by Standard & Poor's, or is unrated but judged to be of equivalent quality by FMR.
Each fund currently intends to limit its investments in lower than
Baa-quality debt securities    (sometimes called "junk bonds") t    o
5% of its assets.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These
include risks relating to political, economic, or    regulatory
conditions in foreign countries; fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other
operational risks    ; and the potentially less stringent investor
protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make
foreign investments, especially those in    emerging markets    , more
volatile and    potentially less liquid     than U.S. investments.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: Each fund may    not invest more than 10% of its
assets     in illiquid securities.
OTHER INSTRUMENTS may include real estate-related instruments.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change. DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: Each fund, except Financial Services, is considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund (except Financial Services) does not
invest more than 25% of its total assets in    the securities of any
one issuer     and, with respect to 50% of total assets, does not
invest more than 5% of its total assets    in the securities of any
one issuer.     With respect to 75% of its total assets, Financial
Services may not invest more than 5% in the securities of any one issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
Each fund normally invests at least 80% of its assets, but always invests at least 25% of its total assets, in securities of companies principally engaged in the business activities of the industries in the market sector identified for the fund.
BORROWING. Each fund may borrow from banks or from other funds advised
by FMR    or its affiliates    , or through reverse repurchase
agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to
other funds advised by FMR    or its affiliates.
 RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
CONSUMER INDUSTRIES FUND invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.
CYCLICAL INDUSTRIES FUND invests primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries.
FINANCIAL SERVICES FUND invests primarily in companies providing financial services to consumers and industry.
HEALTH CARE FUND invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
TECHNOLOGY FUND invests primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. UTILITIES GROWTH FUND invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.
EACH FUND (except Natural Resources) seeks capital appreciation.
   With respect to 75% of total assets, Financial Services may not invest more than 5% in the securities of any one issuer and may not
invest in more than 10% of the outstanding voting securities     of a
single issuer. These limitations do not apply to U.S. Government
securities or    to     securities of other investment
companies   .
Each fund invests at least 25% of its total assets in securities of companies principally engaged in the business activities of the industries in the market sector identified for the fund.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page __.
FMR may, from time to time, agree to reimburse    each     class of
each fund for management fees and other expenses above a specified
limit. FMR retains the ability to be repaid by a    class     if
expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time
without notice, can decrease a    class's     expenses and boost its
performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee
rate, multiplying the result by    the     fund's monthly average net
assets and dividing by twelve.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.
   For July 1998. the group fee rate for each fund was _____.
   The individual fund fee rate for each fund is 0.30%    .
The following table states the management fee, as a percentage of each fund's average net assets for each fund for the fiscal year ended July
   1998.
                     TOTAL MANAGEMENT
                     FEE

CONSUMER INDUSTRIES   0.__%

CYCLICAL INDUSTRIES   0.__%

FINANCIAL SERVICES    0.__%

HEALTH CARE           0.__%

NATURAL RESOURCES     0.__%

TECHNOLOGY            0.__%

UTILITIES GROWTH      0.__%

FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East. These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis.
For the fiscal year ended    July 1998, FMR, on behalf of each fund
paid FMR U.K. and FMR Far East fees equal to __% and __%, respectively, of the fund's average net assets.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for each class of each fund. Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and
dividends f   or each class of each fund    , maintains the general
accounting records for each class of each fund, and administers the securities lending program for each fund.
For the fiscal year ended July    1998    , transfer agency and
pricing and bookkeeping fees    paid     (as a percentage of average
net assets) amounted to the following.    [IF APPROPRIATE: These
amounts are before expense reductions, if any.]

                                   TRANSFER AGENCY FEES PAID BY               PRICING AND
                                                                              BOOKKEEPING
                                                                              FEES PAID BY

                               CLASS A   CLASS T   CLASS B    CLASS C         FUND

CONSUMER INDUSTRIES                  %         %         %          %            %

CYCLICAL INDUSTRIES                  %         %         %          %            %

FINANCIAL SERVICES                   %         %         %          %            %

HEALTH CARE                          %         %         %          %            %

NATURAL RESOURCES                    %         %         %          %            %

TECHNOLOGY                           %         %         %          %            %

UTILITIES GROWTH                     %         %         %          %            %


Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
Class A shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class A of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class A shares. Class A of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month. Class A distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.
Class T shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class T of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class T shares. Class T of Natural Resources may pay FDC a distribution fee at an annual rate of 0.65% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Consumer Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.50% of its average net assets throughout the month. Class T distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.
Up to the full amount of the Class A and Class T distribution fees may be reallowed to investment professionals, as compensation for their services in connection with the distribution of Class A and Class T shares and for providing support services to Class A and Class T shareholders, based upon the level of such services provided. These services may include, without limitation, answering investor inquiries regarding the funds; providing assistance to investors in changing dividend options, account designations, and addresses; performing subaccounting and maintaining Class A and Class T shareholder accounts; processing purchase and redemption transactions, including automatic investment and redemption of investor account balances; providing periodic statements showing an investor's account balance and integrating other transactions into such statements; and performing other administrative services in support of the shareholder.
Class B shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class B of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class B shares. Class B of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month.
In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class B's average net assets throughout the month. The full amount of the Class B service fee is reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.
Class C shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class C of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class C shares. Class C of each fund currently pays FDC a monthly distribution fee at an annual rate
of 0.75% of its average net assets throughout the month.    Normally,
a    fter the first year of investment, up to the full amount of the
Class C distribution fee may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares.
In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class C's
average net assets throughout the month.    Normally, a    fter the
first year of investment, the full amount of the Class C service fee is reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts.
   For purchases of Class C shares made for an employee benefit plan, during the first year of investment and thereafter, the full amount of the Class C distribution fee and Class C service fee paid by such shares is reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.
The Class A, Class T, Class B, and Class C plans specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of the applicable class's shares. Currently, the Board of Trustees of each fund has authorized such payments.
   For the fiscal year ended July 1998, the portfolio turnover rate was ___% for Consumer Industries, ___% for Cyclical Industries, ___% for Financial Services, ___% for Health Care, ___% for Natural Resources, ___% for Technology, and ___% for Utilities Growth. These
rates vary from year to year.     [IF ANY FUND'S PORTFOLIO TURNOVER
RATE IS 100% OR MORE    High turnover rates increase transaction costs
and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.]
   YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed at right.
The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers the funds through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
If you have selected Fidelity Advisor funds as an investment option through an insurance company group pension program, please contact the provider directly.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS
    Retirement plans provide individuals with tax-advantaged ways to save for retirement, either with tax-deductible contributions or
tax-free growth.     Retirement accounts require special applications
and typically have lower minimums.
        TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)    allow
individuals under age 70 with compensation to contribute up to $2,000 per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregate for Traditional and Roth IRAs.) Contributions may be tax-deductible, subject to certain income limits.
        ROTH IRAS    allow individuals to make non-deductible
contributions of up to $2,000 per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregate for Traditional and Roth IRAs.) Eligibility is subject to certain income limits. Qualified distributions are tax-free.
        ROTH CONVERSION IRAS    allow individuals with assets held in
a Traditional IRA or Rollover IRA to convert those assets to a Roth Conversion IRA. Eligibility is subject to certain income limits. Qualified distributions are tax-free.
   (solid bullet)     ROLLOVER IRAS    help retain special tax
advantages for certain eligible rollover     distributions from
employer-sponsored retirement plans.
   (solid bullet)     401(K) PLANS,    and certain other
401(a)-qualified plans, are employer-sponsored retirement plans that allow employer contributions and may allow employee after-tax contributions. In addition, 401(k) plans allow employee pre-tax (tax-deferred) contributions. Contributions to these plans may be tax-deductible to the employer.
   (solid bullet)     KEOGH PLANS    are generally profit sharing or
money purchase pension plans that allow self-employed individuals or small business owners to make tax-deductible contributions for themselves and any eligible employees.
(solid bullet) SIMPLE IRAS provide small business owners and those with self-employment income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
(solid bullet)SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employment income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
   (solid bullet)     SALARY REDUCTION SEP-IRAS (SARSEPS)    allow
employees of businesses with 25 or fewer employees to contribute a percentage of their wages on a tax-deferred basis. These plans must have been established by the employer prior to January 1, 1997.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act
(UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened. BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS
Contact your investment professional.
HOW TO BUY SHARES
THE PRICE TO BUY ONE SHARE of Class A or Class T is the class's offering price or the class's net asset value per share (NAV), depending on whether you pay a front-end sales charge. If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class
T's NAV. See "Transaction Details," page    _    _, and "Sales Charge
Reductions and Waivers," page    __    , for explanations of how and
when the sales charge and waivers apply.
For Class B and Class C, the PRICE TO BUY ONE SHARE is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption. See "Transaction
Details," page    __,     for information on how the CDSC is
calculated.
Your shares will be purchased at the next offering price or NAV, as
applicable, calculated after your order is received    in proper
form    . Each class's offering price and NAV, as applicable, are
normally calculated each business day at 4:00 p.m. Eastern time.
   Each fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page __. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Class A, Class T, Class B, or Class C shares.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this prospectus, call your investment professional or, if you are investing through a broker-dealer or insurance representative, call 1-800-522-7297 or, if you are investing through a bank representative, call 1-800-843-3001.
If you are investing through a t   ax-advantaged     retirement plan,
such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you
can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
   For certain Fidelity Advisor retirement accounts    (double dagger)
$500
Through regular investment plans*  $1,000
TO ADD TO AN ACCOUNT $250
   For certain Fidelity Advisor retirement accounts(double dagger)
$100
Through regular investment plans*  $100
MINIMUM BALANCE $1,000
   For certain Fidelity Advisor retirement accounts(double dagger)
None
   (double dagger)THESE LOWER MINIMUMS APPLY TO FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.
*AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE
REFER TO "INVESTOR SERVICES," PAGE    __.
Investment and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.
There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS
B SHARES.
PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR
CLASS C SHARES. T   HIS LIMIT DOES NOT APPLY TO PURCHASES OF CLASS C
SHARES MADE BY AN EMPLOYEE BENEFIT PLAN.
For further information on opening an account, please consult your investment professional or refer to the account application.




                   TO OPEN AN ACCOUNT                                       TO ADD TO AN ACCOUNT
PHONE
(PHONE_GRAPHIC)    (SMALL SOLID BULLET) CONTACT YOUR INVESTMENT
                                        PROFESSIONAL OR, IF YOU
                                        ARE INVESTING                      (SMALL SOLID BULLET) CONTACT YOUR INVESTMENT
                                                                                                PROFESSIONAL OR, IF YOU
                                                                                                ARE INVESTING
YOUR INVESTMENT PROFESSIONAL            THROUGH A BROKER-DEALER
                                        OR INSURANCE REPRESENTATIVE,
                                        CALL                                                    THROUGH A BROKER-DEALER
                                                                                                OR INSURANCE
                                                                                                REPRESENTATIVE, CALL
                                        1-800-522-7297. IF YOU ARE
                                        INVESTING THROUGH A BANK                                1-800-522-7297. IF YOU ARE
                                                                                                INVESTING THROUGH A BANK
                                        REPRESENTATIVE, CALL
                                        1-800-843-3001.                                         REPRESENTATIVE, CALL
                                                                                                1-800-843-3001.
                   (SMALL SOLID BULLET) EXCHANGE FROM THE SAME CLASS
                                        OF ANOTHER FIDELITY ADVISOR
                                        FUND                               (SMALL SOLID BULLET) EXCHANGE FROM THE SAME
                                                                                                CLASS OF ANOTHER FIDELITY
                                                                                                ADVISOR FUND OR FROM
                                        OR FROM ANOTHER FIDELITY FUND
                                        ACCOUNT WITH THE SAME                                   ANOTHER FIDELITY
                                                                                                FUND ACCOUNT WITH THE SAME
                                            REGISTRATION, INCLUDING NAME,
                                        ADDRESS, AND TAXPAYER ID NUMBER.                        REGISTRATION, INCLUDING
                                                                                                NAME, ADDRESS, AND TAXPAYER
                                                                                                ID NUMBER.

MAIL
(MAIL_GRAPHIC)
                   (SMALL SOLID BULLET) COMPLETE AND SIGN THE ACCOUNT
                                        APPLICATION. MAKE YOUR CHECK       (SMALL SOLID BULLET) MAKE YOUR CHECK PAYABLE TO
                                                                                                THE COMPLETE NAME OF THE
                                                                                                FUND OF YOUR CHOICE AND
                                        PAYABLE TO THE COMPLETE NAME
                                        OF THE FUND OF YOUR CHOICE AND                          NOTE THE APPLICABLE CLASS.
                                                                                                INDICATE YOUR FUND ACCOUNT
                                                  NOTE THE APPLICABLE CLASS. MAIL
                                        TO THE ADDRESS INDICATED ON THE                         NUMBER ON YOUR CHECK AND
                                                                                                MAIL TO THE ADDRESS
                                        APPLICATION.                                            PRINTED ON YOUR ACCOUNT
                                                                                                STATEMENT.
                                                                           (SMALL SOLID BULLET) EXCHANGE BY MAIL: CALL YOUR
                                                                                                INVESTMENT PROFESSIONAL FOR
                                                                                                INSTRUCTIONS.

IN PERSON
(HAND_GRAPHIC)
                   (SMALL SOLID BULLET) BRING YOUR ACCOUNT APPLICATION
                                        AND CHECK TO YOUR INVESTMENT       (SMALL SOLID BULLET) BRING YOUR CHECK
                                        PROFESSIONAL.                                           TO YOUR INVESTMENT
                                                                                                PROFESSIONAL.


WIRE
(WIRE_GRAPHIC)
                   (SMALL SOLID BULLET) NOT AVAILABLE                      (SMALL SOLID BULLET) WIRE TO:
                                                                                                BANKER'S TRUST CO.
                                                                                                ROUTING # 021001033
                                                                                                FIDELITY DART DEPOSITORY
                                                                                                ACCOUNT # 00159759
                                                                                                FBO: (ACCOUNT NAME)
                                                                                                (ACCOUNT NUMBER)
                                                                                                SPECIFY THE COMPLETE NAME
                                                                                                OF THE FUND OF YOUR CHOICE,
                                                                                                NOTE THE APPLICABLE CLASS,
                                                                                                AND INCLUDE YOUR ACCOUNT
                                                                                                NUMBER AND YOUR NAME.

AUTOMATICALLY
(AUTOMATIC_GRAPHIC)
                  (SMALL SOLID BULLET) NOT AVAILABLE.                      (SMALL SOLID BULLET) USE FIDELITY ADVISOR
                                                                                                SYSTEMATIC INVESTMENT
                                                                                                PROGRAM.  SIGN UP FOR
                                                                                                THIS SERVICE WHEN OPENING
                                                                                                YOUR ACCOUNT, OR CALL YOUR
                                                                                                INVESTMENT PROFESSIONAL TO
                                                                                                BEGIN THE PROGRAM.



HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
THE PRICE TO SELL ONE SHARE of each class is the class's NAV, minus
   each fund'    s short-term trading fee, if applicable, and any
applicable CDSC. If you sell shares of a fund after holding them less than 60 days, the fund will deduct a short-term trading fee equal to 1.00% of the value of those shares.
Your shares will be sold at the next NAV    calculated after your
order is received in proper form    , minus the short-term trading
fee, if applicable, and any applicable CDSC   .     Each class's NAV
is normally calculated each business day at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement and Fidelity Defined Trust accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares,
(small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
(small solid bullet) You wish to set up the bank wire feature, or (small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, signed certificates (if previously issued), and
(small solid bullet) Any other applicable requirements listed in the
table on page    __    .
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH  45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.


IF YOU SELL YOUR SHARES OF A FUND AFTER HOLDING THEM LESS THAN 60 DAYS, THE FUND WILL DEDUCT A SHORT-TERM
TRADING FEE EQUAL TO 1.00% OF THE VALUE OF THOSE SHARES.



                            ACCOUNT TYPE                        SPECIAL REQUIREMENTS
PHONE                       ALL ACCOUNT TYPES
                            EXCEPT RETIREMENT                   (SMALL SOLID BULLET) MAXIMUM CHECK REQUEST: $100,000.
YOUR INVESTMENT
PROFESSIONAL


(PHONE_GRAPHIC)             ALL ACCOUNT TYPES                   (SMALL SOLID BULLET) YOU MAY EXCHANGE TO THE SAME CLASS
                                                                                     OF OTHER FIDELITY ADVISOR FUNDS OR
                                                                                     TO OTHER FIDELITY FUNDS IF BOTH
                                                                                     ACCOUNTS ARE REGISTERED WITH THE
                                                                                     SAME NAME(S), ADDRESS, AND TAXPAYER
                                                                                     ID NUMBER.

MAIL OR IN PERSON
(MAIL_GRAPHIC)
(HAND_GRAPHIC)             INDIVIDUAL, JOINT TENANT,
                           SOLE PROPRIETORSHIP, UGMA,
                           UTMA                                 (SMALL SOLID BULLET) THE LETTER OF INSTRUCTION MUST BE
                                                                                     SIGNED BY ALL PERSONS REQUIRED
                                                                                     TO SIGN FOR TRANSACTIONS, EXACTLY
                                                                                     AS THEIR NAMES APPEAR ON THE
                                                                                     ACCOUNT AND SENT TO YOUR INVESTMENT
                                                                                     PROFESSIONAL.
                                                                (SMALL SOLID BULLET) THE ACCOUNT OWNER SHOULD COMPLETE
                                                                                     A RETIREMENT DISTRIBUTION FORM.
                            RETIREMENT ACCOUNT                                       CONTACT YOUR INVESTMENT
                                                                                     PROFESSIONAL OR, IF YOU PURCHASED
                                                                                     YOUR SHARES THROUGH A BROKER-DEALER
                                                                                     OR INSURANCE REPRESENTATIVE,
                                                                                     CALL 1-800-522-7297. IF YOU
                                                                                     PURCHASED YOUR SHARES THROUGH A
                                                                                     BANK REPRESENTATIVE, CALL
                                                                                     1-800-843-3001.

                            TRUST                               (SMALL SOLID BULLET) THE TRUSTEE MUST SIGN THE LETTER
                                                                                     INDICATING CAPACITY AS TRUSTEE.
                                                                                     IF THE TRUSTEE'S NAME IS NOT IN
                                                                                     THE ACCOUNT REGISTRATION, PROVIDE
                                                                                     A COPY OF THE TRUST DOCUMENT
                                                                                     CERTIFIED WITHIN THE LAST 60 DAYS.

                           BUSINESS OR ORGANIZATION             (SMALL SOLID BULLET) AT LEAST ONE PERSON AUTHORIZED BY
                                                                                     CORPORATE RESOLUTION TO ACT
                                                                                     ON THE ACCOUNT MUST SIGN THE LETTER.

                           EXECUTOR, ADMINISTRATOR,
                           CONSERVATOR/GUARDIAN                 (SMALL SOLID BULLET) FOR INSTRUCTIONS, CONTACT YOUR
                                                                                     INVESTMENT PROFESSIONAL OR, IF
                                                                                     YOU PURCHASED YOUR SHARES THROUGH
                                                                                     A BROKER-DEALER OR INSURANCE
                                                                                     REPRESENTATIVE, CALL 1-800-522-7297.
                                                                                     IF YOU PURCHASED YOUR SHARES THROUGH
                                                                                     A BANK REPRESENTATIVE, CALL
                                                                                     1-800-843-3001.

WIRE (WIRE_GRAPHIC)        ALL ACCOUNT TYPES EXCEPT
                           RETIREMENT                           (SMALL SOLID BULLET) YOU MUST SIGN UP FOR THE WIRE
                                                                                     FEATURE BEFORE USING IT. TO VERIFY
                                                                                     THAT IT IS IN PLACE, CONTACT YOUR
                                                                                     INVESTMENT PROFESSIONAL OR, IF
                                                                                     YOU PURCHASED YOUR SHARES THROUGH A
                                                                                     BROKER-DEALER OR INSURANCE
                                                                                     REPRESENTATIVE, CALL 1-800-522-7297.
                                                                                     IF YOU PURCHASED YOUR SHARES THROUGH
                                                                                     A BANK REPRESENTATIVE, CALL
                                                                                     1-800-843-3001. MINIMUM WIRE: $500
                                                                (SMALL SOLID BULLET) YOUR WIRE REDEMPTION REQUEST MUST
                                                                                     BE RECEIVED    IN PROPER FORM
                                                                                     BY FIDELITY BEFORE 4:00 P.M. EASTERN
                                                                                     TIME FOR MONEY TO BE WIRED ON THE
                                                                                     NEXT BUSINESS DAY.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements    after certain
transactions
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Class A or Class T shares and buy the same class of shares of other Fidelity Advisor funds or Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund by telephone or in writing. You may sell your Class B shares and buy Class B shares of other Fidelity Advisor funds or Advisor B Class shares of Treasury Fund by telephone or in writing. You may sell your Class C shares and buy Class C shares of other Fidelity Advisor funds or Advisor C Class shares of Treasury Fund by telephone or in writing. The shares you exchange will carry credit for any front-end sales charge you previously paid in connection with their purchase.
Note that exchanges between Focus Funds are unlimited, but exchanges out of the Focus Funds to other Advisor funds are limited to four per calendar year. Exchanges may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be
suspended or revoked, see "Exchange Restrictions," page    __    .
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your Class A, Class T, Class B, or Class C account. Accounts with a value of $10,000 or more in Class A, Class T, Class B, or Class C shares are eligible for this program. Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the account value and are not subject to a CDSC. Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS




FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY
ADVISOR FUND

MINIMUM  MINIMUM     FREQUENCY                      SETTING UP OR CHANGING
INITIAL  ADDITIONAL  MONTHLY, BIMONTHLY,
                     QUARTERLY,                     (SMALL SOLID BULLET) FOR A NEW ACCOUNT, COMPLETE THE APPROPRIATE
                                                                         SECTION ON THE APPLICATION.
$1,000   $100        OR SEMI-ANNUALLY               (SMALL SOLID BULLET) FOR EXISTING ACCOUNTS, CALL YOUR INVESTMENT
                                                                         PROFESSIONAL FOR AN APPLICATION.
                                                    (SMALL SOLID BULLET) TO CHANGE THE AMOUNT OR FREQUENCY OF YOUR
                                                                         INVESTMENT, CONTACT YOUR INVESTMENT PROFESSIONAL
                                                                         DIRECTLY OR, IF YOU PURCHASED YOUR SHARES
                                                                         THROUGH A BROKER-DEALER OR INSURANCE
                                                                         REPRESENTATIVE, CALL 1-800-522-7297.
                                                                         IF YOU PURCHASED YOUR SHARES THROUGH A BANK
                                                                         REPRESENTATIVE, CALL 1-800-843-3001.  CALL AT
                                                                         LEAST 10 BUSINESS DAYS PRIOR TO YOUR NEXT
                                                                         SCHEDULED INVESTMENT DATE (20 BUSINESS DAYS IF
                                                                         YOU PURCHASED YOUR SHARES THROUGH A BANK).


TO DIRECT DISTRIBUTIONS FROM A FIDELITY
DEFINED TRUST TO CLASS T OF A FIDELITY
ADVISOR FUND

MINIMUM     MINIMUM                                 SETTING UP OR CHANGING
INITIAL     ADDITIONAL                              (SMALL SOLID BULLET) FOR A NEW OR EXISTING ACCOUNT, ASK YOUR INVESTMENT
                                                                         PROFESSIONAL FOR THE APPROPRIATE ENROLLMENT FORM.
NOT         NOT                                     (SMALL SOLID BULLET) TO CHANGE THE FUND TO WHICH YOUR DISTRIBUTIONS ARE
                                                                         DIRECTED, CONTACT YOUR INVESTMENT PROFESSIONAL FOR
APPLICABLE  APPLICABLE                                                   INSTRUCTIONS.


FIDELITY ADVISOR SYSTEMATIC EXCHANGE PROGRAM
TO MOVE MONEY FROM A FIDELITY MONEY MARKET
FUND OR A FIDELITY ADVISOR FUND TO ANOTHER
FIDELITY ADVISOR FUND

MINIMUM  FREQUENCY                                  SETTING UP OR CHANGING
$100     MONTHLY, QUARTERLY,                        (SMALL SOLID BULLET) TO ESTABLISH, CALL YOUR INVESTMENT PROFESSIONAL
                                                                         AFTER BOTH ACCOUNTS ARE OPENED.
         SEMI-ANNUALLY, OR
         ANNUALLY                                   (SMALL SOLID BULLET) TO CHANGE THE AMOUNT OR FREQUENCY OF YOUR
                                                                         INVESTMENT, CONTACT YOUR INVESTMENT PROFESSIONAL
                                                                         DIRECTLY OR, IF YOU PURCHASED YOUR SHARES THROUGH
                                                                         A BROKER-DEALER OR INSURANCE REPRESENTATIVE, CALL
                                                                         1-800-522-7297. IF YOU PURCHASED YOUR SHARES THROUGH
                                                                         A BANK REPRESENTATIVE, CALL 1-800-843-3001.
                                                    (SMALL SOLID BULLET) THE ACCOUNT FROM WHICH THE EXCHANGES ARE TO BE
                                                                         PROCESSED MUST HAVE A MINIMUM BALANCE OF $10,000.
                                                                         THE ACCOUNT INTO WHICH THE EXCHANGE IS BEING
                                                                         PROCESSED MUST HAVE A MINIMUM OF $1,000.
                                                    (SMALL SOLID BULLET) BOTH ACCOUNTS MUST HAVE THE SAME REGISTRATIONS AND
                                                                         TAXPAYER ID NUMBERS.
                                                    (SMALL SOLID BULLET) CALL AT LEAST 2 BUSINESS DAYS PRIOR TO YOUR NEXT
                                                                         SCHEDULED EXCHANGE DATE.


SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net    investment
income and capital gains to shareholders each year. Normally, dividends and capital gains are distributed in September and December. DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your
application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal
Service    does not     deliver your checks,    your     election may
be converted to the Reinvestment Option.    You will not receive
interest on amounts represented by uncashed distribution checks.
To change your distribution option, call your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
Shares purchased through reinvestment of dividend and capital gain distributions are not subject to a sales charge. If you direct Class A or Class T distributions to a class with a front-end sales charge, you will not pay a sales charge on those purchases.
When a fund deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Distribution checks will be mailed within seven days.
TAXES
As with any investment, you should consider how your investment in a
fund will be taxed. If your account is not a tax   -advantaged
retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them.
However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital gains are distributed as dividends and taxed as ordinary income;
capital gain distributions are taxed as long-term capital gains.
Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your redemptions-including exchanges-are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. If a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a fund and its investments, and these taxes generally will reduce a fund's distributions. However, if you meet certain holding period requirements with respect to your fund shares, an offsetting tax credit may be available to you. If you do not meet such holding period requirements, you may still be entitled to a deduction for certain foreign taxes. In either case, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. FSC normally calculates each class's NAV and offering price, as applicable, as of the close of business of the NYSE, normally 4:00 p.m. Eastern time .
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.
THE OFFERING PRICE of Class A or Class T is its NAV divided by the difference between one and the applicable front-end sales charge percentage. Class A has a maximum front-end sales charge of 5.75% of the offering price. Class T has a maximum front-end sales charge of 3.50% of the offering price.
SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS A
                           SALES CHARGE:               INVESTMENT
                                                       PROFESSIONAL
                                                       CONCESSION AS %
                                                       OF OFFERING PRICE

                           AS A % OF      AS AN
                           OFFERING       APPROXIMAT
                           PRICE          E % OF NET
                                          AMOUNT
                                          INVESTED

UP TO $49,999               5.75%          6.10%        5.00%

$50,000 TO $99,999          4.50%          4.71%        3.75%

$100,000 TO $249,999        3.50%          3.63%        2.75%

$250,000 TO $499,999        2.50%          2.56%        2.00%

$500,000 TO $999,999        2.00%          2.04%        1.75%

$1,000,000 TO $24,999,999   1.00%          1.01%         0.75%

$25,000,000 OR MORE        NONE*          NONE*        *

* SEE SECTION ENTITLED FINDER'S FEE.
SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS T
                      SALES CHARGE:                INVESTMENT
                                                   PROFESSIONAL
                                                   CONCESSION AS %
                                                   OF OFFERING PRICE

                      AS A % OF      AS AN
                      OFFERING       APPROXIMAT
                      PRICE          E  % OF NET
                                     AMOUNT
                                     INVESTED

UP TO $49,999          3.50%          3.63%         3.00%

$50,000 TO $99,999     3.00%          3.09%         2.50%

$100,000 TO $249,999   2.50%          2.56%         2.00%

$250,000 TO $499,999   1.50%          1.52%         1.25%

$500,000 TO $999,999   1.00%          1.01%         0.75%

$1,000,000 OR MORE    NONE*          NONE*         *

* SEE SECTION ENTITLED FINDER'S FEE.
FINDER'S FEE. On eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, and (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Any assets on which a finder's fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class
A or Class T    CDSC     shares that have been held for the longest
period of time.
Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.
With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions; (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70. Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.
CONTINGENT DEFERRED SALES CHARGE. Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:


FROM DATE OF PURCHASE           CONTINGENT DEFERRED
                                SALES CHARGE

LESS THAN 1 YEAR                    5%

1 YEAR TO LESS THAN 2 YEARS         4%

2 YEARS TO LESS THAN 3 YEARS        3%

3 YEARS TO LESS THAN 4 YEARS        3%

4 YEARS TO LESS THAN 5 YEARS        2%

5 YEARS TO LESS THAN 6 YEARS        1%

6 YEARS TO LESS THAN 7 YEARS [A]    0%

[A] AFTER A HOLDING PERIOD OF SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.

When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally purchased.
At the time of sale, investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 4.00% of your purchase of Class B shares.
Class C shares may, upon redemption within one year of purchase, be assessed a CDSC of 1.00%.
   Except as provided below, investment professionals with whom FDC has agreements will receive as compensation from FDC, at the time of sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan, investment professionals do not receive a concession at the time of sale.
The CDSC for Class B and Class C shares will be calculated based on the lesser of the cost of the Class B or Class C shares, as applicable, at the initial date of purchase or the value of those Class B or Class C shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class B and Class C shares acquired through distributions (dividends or capital gains) will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class B or Class C shares that have been held for the longest period of time.
CONVERSION FEATURE. After a holding period of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.
For more information about the CDSC, including the conversion feature and the permitted circumstances for CDSC waivers, contact your investment professional.
REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, Class B, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the other Fidelity Advisor funds, at
the NAV next determined after receipt    in proper form     of your
investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid on Class A, Class T, Class B, or Class C shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B, or Class C shares, as applicable. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class A, Class T, Class B, or Class C shares will continue as if the shares had not been redeemed.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY.
Fidelity    will not be responsible for any losses resulting from
unauthorized transactions if it follows reasonable security procedures
designed to verify the identity of the investor    . Fidelity will
request personalized security codes or other information, and may also
record calls.    For transactions conducted through the Internet,
Fidelity recommends the use of an Internet browser with 128-bit
encryption    . You should verify the accuracy    of your confirmation
statements immediately after you receive them    . If you do not want
the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next offering price or NAV, as applicable, calculated after
your order is received    in proper form.     Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
AUTOMATED PURCHASE ORDERS. Class A, Class T, Class B, and Class C shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at
the next NAV calculated after your order is received    in proper
form    , minus the short-term trading fee, if applicable, and any applicable CDSC. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you. (small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
(small solid bullet)    You will not receive interest on amounts
represented by uncashed redemption checks.
A SHORT-TERM TRADING FEE of 1.00% will be deducted from the redemption amount if you sell your shares after holding them less than 60 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.
The short-term trading fee, if applicable, is charged on exchanges out of a fund. If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The fee does not apply to shares that were acquired through reinvestment of distributions. Any applicable CDSC is calculated based on your original redemption amount.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV, minus the short-term trading fee, if applicable, and any applicable CDSC, on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging Class A, Class T, Class B, or Class C shares of a fund for the same class of shares of other Fidelity Advisor funds; Class A or Class T shares for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund; Class B shares for Advisor B Class shares of Treasury Fund; and Class C shares for Advisor C Class shares of Treasury Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) Exchanges may have tax        consequences for
you.
(small solid bullet) Although there is no limit on the exchanges you may make between the Advisor Focus funds, the funds reserve the right to enact limitations in the future. Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund into a Fidelity Advisor fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet)    Each fund reserves the right to refuse
exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less. For purposes of this policy, accounts under common ownership will be aggregated.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
(small solid bullet) Any exchanges of Class A, Class T, Class B, or Class C shares are not subject to a CDSC.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose
trading fees of up to 1.00%    of the amount exchanged.     Check each
fund's prospectus for details.
SALES CHARGE REDUCTIONS AND WAIVERS
If your purchase qualifies for one of the following    sales
charge     reduction plans, the front-end sales charge will be reduced for purchases of Class A and Class T shares according to the Sales
Charge schedule shown on page    __.     Please refer to the funds'
SAI for more details about each plan or call your investment professional.
If you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
Your purchases and existing balances of Class A, Class T, Class B, and Class C shares may be included in the following programs for purposes of qualifying for a Class A or Class T front-end sales charge reduction.
QUANTITY DISCOUNTS apply to purchases of Class A or Class T shares of a single Fidelity Advisor fund or to combined purchases of (i) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund,
(ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund. The minimum investment eligible for a quantity discount is $50,000.
To qualify for a quantity discount, investing in a fund's Class A, Class T, Class B, and Class C shares for several accounts at the same time will be considered a single transaction (Combined Purchase), as long as shares are purchased through one investment professional and the total is at least $50,000.
RIGHTS OF ACCUMULATION let you determine your front-end sales charge on Class A and Class T shares by adding to your new purchase of Class A and Class T shares the value of all of the Fidelity Advisor fund Class A, Class T, Class B, and Class C shares held by you, your spouse, and your children under age 21. You can also add the value of Advisor B Class shares and Advisor C Class shares of Treasury Fund and Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund.
A LETTER OF INTENT     (the     Letter) lets you receive the same
reduced front-end sales charge on purchases of Class A and Class T shares made during a 13-month period as if the total amount invested during the period had been invested in a single lump sum (see Quantity Discounts above). Purchase of Class B and Class C shares during the 13-month period will count toward the completion of your Letter. You must file your non-binding Letter with Fidelity within 90 days of the start of your purchases. Your initial investment must be at least 5% of the amount you plan to invest. Out of the initial investment, Class A or Class T shares equal to 5% of the dollar amount specified in
   the     Letter will be registered in your name and held in escrow.
You will earn income dividends and capital gain distributions on escrowed Class A and Class T shares. Reinvested income and capital
gain distributions do not count toward the completion of    the
Letter. The escrow will be released when your purchase of the total
amount has been completed. You are not obligated to complete    the
    Letter, and in such a case, sufficient escrowed Class A or Class T shares will be redeemed to pay any applicable front-end sales charges. A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
1. P   urchased for an insurance company separate account used to fund annuity contracts for employee benefit plans;
2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans and accounts managed by third parties do not qualify for this waiver;
       3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans do not qualify for this waiver;
       4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans do not qualify for this waiver;
       5. Purchased for (i) an employee benefit plan that has $25 million or more in plan assets or (ii) an employee benefit plan that is part of an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares; or
       6. Purchased prior to December 31, 1998 by shareholders who have closed their Class A Municipal Bond, Class A California Municipal Income, or Class A New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.
       A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS
T SHARES:
       1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans;
       2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;
       3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;
       4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged
an asset-based fee    ;
5. Purchased for an employee benefit plan, except certain small employer retirement plans;
       6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);
7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;
9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;
       10. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
       11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
       12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code);
       13. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or
       14. Purchased prior to December 31, 1998 by shareholders who have closed their Class T Municipal Bond, Class T California Municipal Income, or Class T New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.
You must notify FDC in advance if you qualify for a front-end sales charge waiver. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
If you are investing through an insurance company separate account, if you are investing through a trust department, if you are investing through an account managed by a broker-dealer, or if you have authorized an investment adviser to make investment decisions for you, you may qualify to purchase Class A shares without a sales charge (as
described in (1), (2), (3) and (4) on the previous page    and
above    ), Class T shares without a sales charge (as described in
(1), (2), (3) and (4)    at left    ), or Institutional Class shares.
Because Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, Class B, and Class C shares. Contact your investment professional to discuss if you qualify.
THE CDSC ON CLASS B AND CLASS C SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability;
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 701/2, which are permitted without penalty pursuant to the Internal Revenue Code;
3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program; or
       4. (APPLICABLE TO CLASS C ONLY) In connection with any redemptions from an employee benefit plan. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
Your investment professional should call Fidelity for more
information.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
   The product is not sponsored, endorsed, sold, or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the licensee or the product. S&P has no obligation to take the needs of the licensee or the owners of the product into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the product to be issued or in the determination or calculation of the equation by which the product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the product.
   Fidelity, Fidelity Investments, and Directed Dividends are registered trademarks of FMR Corp.
   Fidelity Advisor Focus Funds is a registered service mark of FMR
Corp.
   The third party marks appearing above are the marks of their respective owners.
APPENDIX
CONSUMER INDUSTRIES - CLASS A
CALENDAR YEARS(DAGGER)              1997

CONSUMER INDUSTRIES - CLASS A       %

S&P 500                             %

CONSUMER PRICE INDEX                %

CYCLICAL INDUSTRIES - CLASS A
CALENDAR YEARS(DAGGER)              1997

CYCLICAL INDUSTRIES - CLASS A       %

S&P 500                             %

CONSUMER PRICE INDEX                %

FINANCIAL SERVICES - CLASS A
CALENDAR YEARS(DAGGER)             1997

FINANCIAL SERVICES - CLASS A       %

S&P 500                            %

CONSUMER PRICE INDEX               %

HEALTH CARE - CLASS A
CALENDAR YEARS(DAGGER)             1997

HEALTH CARE - CLASS A              %

S&P 500                            %

CONSUMER PRICE INDEX               %

NATURAL RESOURCES - CLASS A

CALENDAR YEARS(DAGGER)            1988  1989  1990  1991  1992  1993  1994  1995  1996  1997

NATURAL RESOURCES - CLASS A       %     %     %     %     %     %     %     %     %     %

S&P 500                           %     %     %     %     %     %     %     %     %     %

CONSUMER PRICE INDEX              %     %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
(LARGE SOLID BOX) NATURAL RESOURCES - CLASS A
TECHNOLOGY - CLASS A
CALENDAR YEARS(DAGGER)                    1997

TECHNOLOGY - CLASS A                      %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

UTILITIES GROWTH - CLASS A
CALENDAR YEARS(DAGGER)                    1997

UTILITIES GROWTH - CLASS A                %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

CONSUMER INDUSTRIES - CLASS T
CALENDAR YEAR TOTAL RETURNS(DAGGER)       1997

CONSUMER INDUSTRIES - CLASS T             %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

CYCLICAL INDUSTRIES - CLASS T
CALENDAR YEAR TOTAL RETURNS(DAGGER)       1997

CYCLICAL INDUSTRIES - CLASS T             %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

FINANCIAL SERVICES - CLASS T
CALENDAR YEAR TOTAL RETURNS(DAGGER)       1997

FINANCIAL SERVICES - CLASS T              %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

HEALTH CARE - CLASS T
CALENDAR YEAR TOTAL RETURNS(DAGGER)       1997

HEALTH CARE - CLASS T                     %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

NATURAL RESOURCES - CLASS T

CALENDAR YEAR TOTAL RETURNS(DAGGER)       1988  1989  1990  1991  1992  1993  1994  1995  1996  1997

NATURAL RESOURCES - CLASS T               %     %     %     %     %     %     %     %     %     %

S&P 500                                   %     %     %     %     %     %     %     %     %     %

CONSUMER PRICE INDEX                      %     %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
(LARGE SOLID BOX) NATURAL RESOURCES - CLASS T
TECHNOLOGY - CLASS T
CALENDAR YEAR TOTAL RETURNS(DAGGER)       1997

TECHNOLOGY - CLASS T                      %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

UTILITIES GROWTH - CLASS T
CALENDAR YEAR TOTAL RETURNS(DAGGER)       1997

UTILITIES GROWTH - CLASS T                %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

CONSUMER INDUSTRIES - CLASS B
CALENDAR YEAR TOTAL RETURNS(DAGGER)       1997

NATURAL RESOURCES - CLASS B               %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

CYCLICAL INDUSTRIES - CLASS B
CALENDAR YEAR TOTAL RETURNS(DAGGER)       1997

CYCLICAL INDUSTRIES - CLASS B             %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

FINANCIAL SERVICES - CLASS B
CALENDAR YEAR TOTAL RETURNS(DAGGER)       1997

FINANCIAL SERVICES - CLASS B              %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

HEALTH CARE - CLASS B
CALENDAR YEAR TOTAL RETURNS(DAGGER)       1997

HEALTH CARE - CLASS B                     %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

NATURAL RESOURCES - CLASS B

CALENDAR YEAR TOTAL RETURNS(DAGGER)       1988  1989  1990  1991  1992  1993  1994  1995  1996  1997

NATURAL RESOURCES - CLASS B               %     %     %     %     %     %     %     %     %     %

S&P 500                                   %     %     %     %     %     %     %     %     %     %

CONSUMER PRICE INDEX                      %     %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
(LARGE SOLID BOX) NATURAL RESOURCES - CLASS B
TECHNOLOGY - CLASS B
CALENDAR YEAR TOTAL RETURNS(DAGGER)       1997

TECHNOLOGY - CLASS B                      %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

UTILITIES GROWTH - CLASS B
CALENDAR YEAR TOTAL RETURNS(DAGGER)       1997

UTILITIES GROWTH - CLASS B                %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

CONSUMER INDUSTRIES - CLASS C
CALENDAR YEAR TOTAL RETURNS(DAGGER)       1997

CONSUMER INDUSTRIES - CLASS C             %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

CYCLICAL INDUSTRIES - CLASS C
CALENDAR YEAR TOTAL RETURNS(DAGGER)       1997

CYCLICAL INDUSTRIES - CLASS C             %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

FINANCIAL SERVICES - CLASS C
CALENDAR YEAR TOTAL RETURNS(DAGGER)       1997

FINANCIAL SERVICES - CLASS C              %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

HEALTH CARE - CLASS C
CALENDAR YEAR TOTAL RETURNS(DAGGER)       1997

HEALTH CARE - CLASS C                     %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

NATURAL RESOURCES - CLASS C

CALENDAR YEAR TOTAL RETURNS(DAGGER)       1988  1989  1990  1991  1992  1993  1994  1995  1996  1997

NATURAL RESOURCES - CLASS C               %     %     %     %     %     %     %     %     %     %

S&P 500                                   %     %     %     %     %     %     %     %     %     %

CONSUMER PRICE INDEX                      %     %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
(LARGE SOLID BOX) NATURAL RESOURCES - CLASS C
TECHNOLOGY - CLASS C
CALENDAR YEAR TOTAL RETURNS(DAGGER)       1997

TECHNOLOGY - CLASS C                      %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

UTILITIES GROWTH - CLASS C
CALENDAR YEAR TOTAL RETURNS(DAGGER)       1997

UTILITIES GROWTH - CLASS C                %

S&P 500                                   %

CONSUMER PRICE INDEX                      %

(dagger)    RETURNS DO NOT INCLUDE THE EFFECT OF CLASS A'S OR CLASS
T'S APPLICABLE FRONT-END SALES CHARGE OR CLASS B'S OR CLASS C'S
APPLICABLE CDSC.
    INITIAL OFFERING OF CLASS A OF NATURAL RESOURCES TOOK PLACE ON SEPTEMBER 3, 1996. CLASS A RETURNS PRIOR TO SEPTEMBER 3, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996 WOULD HAVE BEEN HIGHER.
    INITIAL OFFERING OF CLASS B OF EACH FUND (EXCEPT NATURAL RESOURCES) TOOK PLACE ON MARCH 3, 1997. CLASS B RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF NATURAL RESOURCES TOOK PLACE ON JULY 3, 1995. CLASS B RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JULY 3, 1995 WOULD HAVE BEEN LOWER.

    INITIAL OFFERING OF CLASS C OF EACH FUND TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS OF EACH FUND (EXCEPT NATURAL RESOURCES) FROM NOVEMBER 3, 1997 THROUGH MARCH 3, 1997 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER. CLASS C RETURNS FOR NATURAL RESOURCES FROM NOVEMBER 3, 1997 THROUGH JULY 3, 1995 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JULY 3, 1995 WOULD HAVE BEEN LOWER.

FIDELITY ADVISOR FOCUS FUNDS INSTITUTIONAL CLASS PROSPECTUS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER  PROSPECTUS SECTION


1          ..............................   COVER PAGE

2    A     ..............................   EXPENSES

     B, C  ..............................   WHO MAY WANT TO INVEST

3    A     ..............................   FINANCIAL HIGHLIGHTS

     B     ..............................   *

     C     ..............................   PERFORMANCE

     D     ..............................   PERFORMANCE; COVER PAGE

4    A     I.............................   CHARTER

           II...........................    INVESTMENT PRINCIPLES AND RISKS

     B     ..............................   INVESTMENT PRINCIPLES AND RISKS

     C     ..............................   WHO MAY WANT TO INVEST; INVESTMENT PRINCIPLES
                                            AND RISKS

5    A     ..............................   CHARTER

     B     I.............................   COVER PAGE; CHARTER

           II...........................    CHARTER; BREAKDOWN OF EXPENSES

           III..........................    EXPENSES; BREAKDOWN OF EXPENSES

     C     ..............................   CHARTER

     D     ..............................   CHARTER; BREAKDOWN OF EXPENSES

     E     ..............................   CHARTER; BREAKDOWN OF EXPENSES

     F     ..............................   EXPENSES

     G     I.............................   CHARTER

           II.............................  *

5    A     ..............................   *

6    A     I.............................   CHARTER

           II...........................    HOW TO BUY SHARES; HOW TO SELL SHARES; INVESTOR
                                            SERVICES; TRANSACTION DETAILS; EXCHANGE
                                            RESTRICTIONS

           III..........................    CHARTER

     B     .............................    CHARTER

     C     ..............................   TRANSACTION DETAILS; EXCHANGE RESTRICTIONS

     D     ..............................   WHO MAY WANT TO INVEST

     E     ..............................   COVER PAGE; HOW TO BUY SHARES; HOW TO SELL
                                            SHARES; INVESTOR SERVICES; EXCHANGE RESTRICTIONS

     F, G  ..............................   DIVIDENDS, CAPITAL GAINS, AND TAXES

     H     ..............................   WHO MAY WANT TO INVEST

7    A     ..............................   CHARTER; COVER PAGE

     B     ..............................   HOW TO BUY SHARES; TRANSACTION DETAILS

     C     ..............................   *

     D     ..............................   HOW TO BUY SHARES

     E     ..............................   TRANSACTION DETAILS; BREAKDOWN OF EXPENSES

     F     ..............................   BREAKDOWN OF EXPENSES

8          ..............................   HOW TO SELL SHARES; INVESTOR SERVICES; TRANSACTION
                                            DETAILS; EXCHANGE RESTRICTIONS

9          ..............................   *


*   Not Applicable

FIDELITY ADVISOR
FOCUS FUNDSSM
INSTITUTIONAL CLASS
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated September 28, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY
THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER
AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.
AFOCI-pro-0998
Each fund seeks to increase the value of your investment over the long-term by investing mainly in equity securities of companies within a particular market sector.
FIDELITY ADVISOR CONSUMER INDUSTRIES FUND
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND
FIDELITY ADVISOR FINANCIAL SERVICES FUND
FIDELITY ADVISOR HEALTH CARE FUND
FIDELITY ADVISOR NATURAL RESOURCES FUND
FIDELITY ADVISOR TECHNOLOGY FUND
FIDELITY ADVISOR UTILITIES GROWTH FUND
PROSPECTUS
SEPTEMBER 28, 1998(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET,
BOSTON, MA 02109
CONTENTS



KEY FACTS                              WHO MAY WANT TO INVEST

                                       EXPENSES INSTITUTIONAL CLASS'S YEARLY OPERATING EXPENSES.

                                       FINANCIAL HIGHLIGHTS A SUMMARY OF EACH FUND'S FINANCIAL DATA.

                                       PERFORMANCE HOW EACH FUND HAS DONE OVER TIME.

THE FUNDS IN DETAIL                    CHARTER HOW EACH FUND IS ORGANIZED.

                                       INVESTMENT PRINCIPLES AND RISKS EACH FUND'S OVERALL APPROACH
                                       TO INVESTING.

                                       BREAKDOWN OF EXPENSES HOW OPERATING COSTS ARE CALCULATED
                                       AND WHAT THEY INCLUDE.

YOUR ACCOUNT                           TYPES OF ACCOUNTS DIFFERENT WAYS TO SET UP YOUR ACCOUNT,
                                       INCLUDING T   AX-ADVANTAGED     RETIREMENT PLANS.

                                       HOW TO BUY SHARES OPENING AN ACCOUNT AND MAKING ADDITIONAL
                                       INVESTMENTS.

                                       HOW TO SELL SHARES TAKING MONEY OUT AND CLOSING YOUR ACCOUNT.

                                       INVESTOR SERVICES SERVICES TO HELP YOU MANAGE YOUR ACCOUNT.

SHAREHOLDER AND ACCOUNT POLICIES       DIVIDENDS, CAPITAL GAINS, AND TAXES

                                       TRANSACTION DETAILS SHARE PRICE CALCULATIONS AND THE TIMING OF
                                       PURCHASES AND REDEMPTIONS.

                                       EXCHANGE RESTRICTIONS

                                          APPENDIX


KEY FACTS


WHO MAY WANT TO INVEST
   Institutional Class shares are offered to:
   1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans must have at least $50 million in plan assets;
   2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business, and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, non-employee benefit plan accounts in the program must be managed on a discretionary basis;
   3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;
   4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds; and

   5. Fidelity Trustees and employees.
   For purchases made by managed account programs or insurance company separate accounts, FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
The funds may be appropriate for investors who want to pursue growth aggressively by concentrating their investment on domestic and foreign securities within a market sector. The funds are designed for those
who are interested in actively monitoring the progress    of    , and
can accept the risks    of, i    ndustry-focused investing. Because
the funds are narrowly focused, changes in a particular industry, regulatory changes, or legislation can have a substantial impact on a fund's share price.
Consumer Industries, Cyclical Industries, Health Care, Natural Resources, Technology, and Utilities Growth may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
The value of each fund's investments varies from day to day, generally reflecting changes in market conditions and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Over time, however, stocks have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Each fund offers Institutional Class shares, Class A shares, Class T shares, Class B shares, and Class C shares. Class A and Class T shares
have a front-end sales charge and pay a    12b-1     fee. Class A and
Class T shares may be subject to a contingent deferred sales charge
(CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. You may obtain more
information about Class A, Class T, Class B, an   d Class C
shares, which are not offered through this prospectus, by calling
   1-800-522-7297 if you are investing through a broker-dealer or insurance representative, or 1-800-843-3001 if you are investing through a bank representative, or from your investment
professional    .
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. For example, because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, Class B, or Class C shares.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Institutional Class shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance
falls below $2,500. See "Transaction Details," page    __    , for an
explanation of how and when these charges apply.

                                                           INSTITUTIONAL CLASS

SALES CHARGE ON PURCHASES AND REINVESTED DISTRIBUTIONS               NONE

DEFERRED SALES CHARGE ON REDEMPTIONS                                 NONE


REDEMPTION FEE (SHORT-TERM TRADING FEE) ON SHARES HELD
LESS THAN LESS THAN 60 DAYS (AS A % OF AMOUNT REDEEMED)              1.00%

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)           $12.00


ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR). Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
Institutional Class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see
"Breakdown of Expenses" on page    __    ).
The following figures are based on historical expenses of Institutional Class of each fund and are calculated as a percentage of average net assets of the Institutional Class of each fund.
EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Institutional Class shares of a fund, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown below include any shareholder transaction expenses and Institutional Class's annual operating expenses.
                     OPERATING EXPENSES                   EXAMPLES

CONSUMER INDUSTRIES  MANAGEMENT FEE             %         1 YEAR    $

                     12B-1 FEE                  NONE      3 YEARS   $

                     OTHER EXPENSES             %         5 YEARS   $

                     TOTAL OPERATING EXPENSES   %         10 YEARS  $

CYCLICAL INDUSTRIES  MANAGEMENT FEE             %         1 YEAR    $

                     12B-1 FEE                  NONE      3 YEARS   $

                     OTHER EXPENSES             %         5 YEARS   $

                     TOTAL OPERATING EXPENSES   %         10 YEARS  $

FINANCIAL SERVICES   MANAGEMENT FEE             %         1 YEAR    $

                     12B-1 FEE                  NONE      3 YEARS   $

                     OTHER EXPENSES             %         5 YEARS   $

                     TOTAL OPERATING EXPENSES   %         10 YEARS  $

HEALTH CARE          MANAGEMENT FEE             %         1 YEAR    $

                     12B-1 FEE                  NONE      3 YEARS   $

                     OTHER EXPENSES             %         5 YEARS   $

                     TOTAL OPERATING EXPENSES   %         10 YEARS  $

NATURAL RESOURCES    MANAGEMENT FEE             %         1 YEAR    $

                     12B-1 FEE                  NONE      3 YEARS   $

                     OTHER EXPENSES             %         5 YEARS   $

                     TOTAL OPERATING EXPENSES   %         10 YEARS  $

TECHNOLOGY           MANAGEMENT FEE             %         1 YEAR    $

                     12B-1 FEE                  NONE      3 YEARS   $

                     OTHER EXPENSES             %         5 YEARS   $

                     TOTAL OPERATING EXPENSES   %         10 YEARS  $

UTILITIES GROWTH     MANAGEMENT FEE             %         1 YEAR    $

                     12B-1 FEE                  NONE      3 YEARS   $

                     OTHER EXPENSES             %         5 YEARS   $

                     TOTAL OPERATING EXPENSES   %         10 YEARS  $

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY. A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses presented in the preceding table would have been:
                     INSTITUTIONAL CLASS

CONSUMER INDUSTRIES   %

CYCLICAL INDUSTRIES   %

FINANCIAL SERVICES    %

HEALTH CARE           %

NATURAL RESOURCES     %

TECHNOLOGY            %

UTILITIES GROWTH      N/A

FMR has voluntarily agreed to reimburse the Institutional Class of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:
                             EFFECTIVE
                             DATE

CONSUMER INDUSTRIES   1.50%  9/1/96

CYCLICAL INDUSTRIES   1.50%  9/1/96

FINANCIAL SERVICES    1.50%  9/1/96

HEALTH CARE           1.50%  9/1/96

NATURAL RESOURCES     1.50%  8/30/96

TECHNOLOGY            1.50%  9/1/96

UTILITIES GROWTH      1.50%  9/1/96

If these agreements were not in effect, other expenses and total operating expenses of the Institutional Class of each fund, as a percentage of average net assets, would have been the following amounts:
                     OTHER     TOTAL
                     EXPENSES  EXPENSES

CONSUMER INDUSTRIES  %         %

CYCLICAL INDUSTRIES  %         %

FINANCIAL SERVICES   %         %

HEALTH CARE          %         %

NATURAL RESOURCES    *         *

TECHNOLOGY           %         %

UTILITIES GROWTH     %         %

FINANCIAL HIGHLIGHTS
The financial highlights tables that follow        contain annual
information which has been audited by ________________, independent accountants. The funds' financial highlights, financial statements, and reports of the auditor are included in the funds' Annual Report, and are incorporated by reference into (are legally part of) the funds' SAI. Contact FDC or your investment professional for a free copy of the Annual Report or the SAI.
PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN. The total returns that follow are based on historical fund results and do not reflect the effect of taxes.
Each fund's fiscal year runs from August 1 through July 31. The tables below show the performance of the Institutional Class of each fund
over past fiscal years. The chart on page    __     presents calendar
year performance for the Institutional Class    of each fun    d
compared to different measures.
 INSTITUTIONAL CLASS







                             AVERAGE ANNUAL TOTAL RETURN                      CUMULATIVE TOTAL RETURN
                     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS/LIFE   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS/LIFE
                                                OF FUND+                                        OF FUND+

CONSUMER INDUSTRIES   %            N/A           %                    %            N/A           %

CYCLICAL INDUSTRIES   %            N/A           %                    %            N/A           %

FINANCIAL SERVICES    %            N/A           %                    %            N/A           %

HEALTH CARE           %            N/A           %                    %            N/A           %

NATURAL RESOURCES*    %            %             %                    %            %             %

TECHNOLOGY            %            N/A           %                    %            N/A           %

UTILITIES GROWTH      %            N/A           %                    %            N/A           %


+ FOR EACH FUND (EXCEPT NATURAL RESOURCES), LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (SEPTEMBER 3, 1996) THROUGH THE PERIOD ENDED JULY 31, 1998.
* INITIAL OFFERING OF INSTITUTIONAL CLASS OF NATURAL RESOURCES TOOK PLACE ON JULY 3, 1995. RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. IF CLASS T'S 12B-1 FEE HAD NOT BEEN REFLECTED, TOTAL RETURNS PRIOR TO JULY 3, 1995 WOULD HAVE BEEN HIGHER.
If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. STANDARD & POOR'S 500 INDEX (S&P 500(registered trademark)) is a widely recognized, unmanaged index of common stocks.
Unlike the Institutional Class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
       Other illustrations of fund performance may show moving averages over specified periods.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders.
For current performance or a free annual report, please cont   act
your investment professional or, if you are investing through a broker-dealer or insurance representative, call 1-800-522-7297 or, if
you are investing through a bank representative,     or call
1-800-843-3001.
TOTAL RETURNS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Financial Services is a diversified fund, and Consumer Industries, Cyclical Industries, Health Care, Natural Resources, Technology, and Utilities Growth are non-diversified funds of Fidelity Advisor Series VII, an open-end management investment company organized as a Massachusetts business trust on March 21, 1980.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments   (registered trademark)     is one of the
largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles each fund's business affairs and, with the assistance of foreign affiliates, chooses each fund's investments.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. (small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for each fund.
As of    July 31, 1998,     FMR advised funds having approximately
   __    million shareholder accounts with a total value of more than
$   __     billion.
Douglas Chase is manager of Advisor Consumer Industries, which he has managed since August 1997. He also manages other Fidelity funds. Mr. Chase joined Fidelity as an equity analyst in 1993 after receiving his MBA from the University of Michigan.
Albert Ruback is manager of Advisor Cyclical Industries, which he has managed since September 1996. Previously, he managed other Fidelity funds. Mr. Ruback joined Fidelity as an analyst in 1991, after receiving his MBA from Harvard Business School.
   Robert Ewing is manager of Advisor Financial Services, which he has managed since January 1998. He also manages another Fidelity fund. Since joining Fidelity in 1990, Mr. Ewing has worked as a research associate, analyst and manager.
Beso Sikharulidze is manager of Advisor Health Care, which he has managed since June 1997. He also manages another Fidelity fund. Mr. Sikharulidze joined Fidelity as an analyst in 1992, after receiving his MBA from Harvard University.
Lawrence Rakers is manager of Advisor Natural Resources, which he has managed since January 1997. He also manages other Fidelity funds. Mr. Rakers joined Fidelity as an analyst in 1993. Previously, he was a project engineer for Loral Corporation from 1986 to 1993.
Adam Hetnarski is manager of Advisor Technology, which he has managed since September 1996. He also manages another Fidelity fund. Since joining Fidelity in 1991, Mr. Hetnarski has worked as an analyst and manager.
Nick Thakore is manager of Advisor Utilities Growth, which he has managed since August 1997. He also manages other Fidelity funds. Mr. Thakore joined Fidelity in 1993 as an analyst, after receiving his MBA from The Wharton School at the University of Pennsylvania.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for the Institutional Class of each fund.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   [As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], approximately ____% and ____% of each of [NAME OF FUND]'s and [NAME OF FUND]'s total outstanding shares, respectively, were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s].]
   [As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], approximately ____% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER]; approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER]; and approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER].]
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
Each fund concentrates its investments in the securities of companies
in a particular market sector.    FMR normally invests     at least
80% of    each fund's     assets in securities of companies
principally engaged in the business activities of its named market sector. For this purpose, Natural Resources treats investments in
precious metals and instruments whose value is linked to    the price
o f precious metals as investments in its named market sector. The funds will invest primarily in equity securities, although they may invest in other types of instruments as well.
The funds may involve significantly greater risks and therefore may experience greater volatility than a mutual fund that does not concentrate its investments. Because of the funds' narrow focus, each fund's performance is closely tied to and affected by industries within its market sector. Companies in an industry are often faced with the same obstacles, issues, or regulatory burdens, and their securities may react similarly and move in unison with these or other market conditions. Also, because the funds (except Financial Services) are non-diversified, they are further exposed to increased volatility. Non-diversified funds may have greater investments in a single issuer than diversified funds, so the performance of a single issuer can have a substantial impact on a fund's share price. Finally, the funds' strategies in seeking to achieve their investment objectives may lead to investments in smaller companies. Securities of smaller companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets, or financial resources, or their susceptibility to major setbacks or downturns.
The value of    the funds'     investments varies in response to many
factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
FMR may use various investment techniques to hedge a portion of    a
f    und's risks, but there is no guarantee that these strategies will
work as FMR intends. When you sell your shares    of a fund    , they
may be worth more or less than what you paid for them.
FMR normally invests each fund's assets according to its investment strategy. Each fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
CONSUMER INDUSTRIES FUND seeks capital appreciation.
The fund invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, major appliances, and personal computers. The fund may also invest in companies that manufacture, wholesale or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports). In addition, the fund may invest in companies that provide consumer products and services such as lodging, childcare, convenience stores and car rentals.
The success of consumer product manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.
CYCLICAL INDUSTRIES FUND seeks capital appreciation.
The fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.
Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and
worldwide competition. At times, worldwide production of    these
materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
FINANCIAL SERVICES Fund seeks capital appreciation.
The fund invests primarily in companies that provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate and leasing companies, and companies that span across these segments. Under SEC regulations, the fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted, it could significantly impact the sector and the fund.
HEALTH CARE FUND seeks capital appreciation.
The fund invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include, for example, pharmaceutical companies, companies involved in research and development, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of related products or services.
Many of these companies are subject to government regulation and approval of their products and services, which could have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete.
NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
The fund invests primarily in companies that own or develop natural resources, or supply goods and services to such companies. These may include companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. The fund may also invest in precious metals and instruments whose value is linked to
the price of p    recious metals.
   Securities of companies in the natural resources sector are subject to swift price and supply fluctuations that may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity and the unavailability of accurate market valuations. TECHNOLOGY FUND seeks capital appreciation.
The fund invests primarily in companies which have or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors. Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.
UTILITIES GROWTH FUND seeks capital appreciation.
The fund invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations. These may include, for example, companies that manufacture, produce, sell, or transmit gas or electric energy; water supply, waste disposal and sewerage, sanitary service companies; and companies involved in telephone, satellite, and other communication fields.
Public utility stocks have traditionally produced above-average dividend income, but the fund's investments are based on growth potential. The fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. The public utilities industries may be subject to broad risks resulting from governmental regulation, financing difficulties, supply and demand of services or fuel, and special risks associated with natural resource conservation. SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of    its     total assets,
Financial Services may not    invest in     more than 10% of the
outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.
Utilities Growth may not    invest in     more than 5% of the
outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. Financial Services may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
In addition, bond prices are also affected by the credit quality of the issuer. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: Purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by
Moody's Investors Service        or rated in the equivalent categories
by Standard & Poor's, or is unrated but judged to be of equivalent quality by FMR.
Each fund currently intends to limit its investments in lower than
Baa-quality debt securities    (sometimes called "junk bonds")     to
5% of its assets.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These
include risks relating to    political, economic, or regulator    y
conditions in foreign countries; fluctuations in foreign
   currencies; withholding or other taxes; trading, settlement,
custo    dial   , and other operational risks    ; and the potentially
less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these
factors can make foreign investments, especially those in    emerging
markets    , more volatile and    potentially less liquid     than
U.S. investments.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: Each fund may not    invest more than     10% of its
assets in illiquid securities.
OTHER INSTRUMENTS may include real estate-related instruments.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change. DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: Each fund, except Financial Services, is considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund (except Financial Services) does not invest more than 25% of its total assets in the securities of
any     one issuer and, with respect to 50% of total assets, does not
invest    more than 5% of its total assets in the securities of any
one issuer    . With respect to 75% of its total assets, Financial
Services may not invest more than 5% in the securities of any one issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
Each fund normally invests at least 80% of its assets, but always invests at least 25% of its total assets, in securities of companies principally engaged in the business activities of the industries in the market sector identified for the fund.
BORROWING. Each fund may borrow from banks or from other funds advised
by FMR    or its affiliates,     or through reverse repurchase
agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to
other funds advised by FMR    or its affiliates    .
 RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
CONSUMER INDUSTRIES FUND invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.
CYCLICAL INDUSTRIES FUND invests primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries.
FINANCIAL SERVICES FUND invests primarily in companies providing financial services to consumers and industry.
HEALTH CARE FUND invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
TECHNOLOGY FUND invests primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. UTILITIES GROWTH FUND invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.
EACH FUND (except Natural Resources) seeks capital appreciation.
With respect to 75% of        total assets, Financial Services may not
   invest more than 5% in the s    ecurities of any one issuer and may
not    invest in more than 10% of th    e outstanding voting
securities of a single issuer. These limitations do not apply to U.S.
Government securities or    to     securities of other investment
companies.
Each fund invests at least 25% of its total assets in securities of companies principally engaged in the business activities of the industries in the market sector identified for the fund.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. Each fund also pays OTHER EXPENSES,
which are explained on page _   _.
FMR may, from time to time, agree to reimburse    each     class of
each fund for management fees and other expenses above a specified
limit. FMR retains the ability to be repaid by a    class if
    expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at
any time without notice, can decrease    a class's     expenses and
boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee
rate, multiplying the result by    the     fund's monthly average net
assets and dividing by twelve.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.
   For July 1998. the group fee rate for each fund was _____.
   The individual fund fee rate for each fund is 0.30%    .
The following table states the management fee, as a percentage of each
fund's average net assets for    each fund for     the fiscal year
ended July    1998.
                     TOTAL MANAGEMENT
                     FEE

CONSUMER INDUSTRIES   0.__%

CYCLICAL INDUSTRIES   0.__%

FINANCIAL SERVICES    0.__%

HEALTH CARE           0.__%

NATURAL RESOURCES     0.__%

TECHNOLOGY            0.__%

UTILITIES GROWTH      0.__%

FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East. These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis.
For the fiscal year ended    July 1998, FMR, on behalf of each fund
paid FMR U.K. and FMR Far East fees equal to __% and __%,
respectively, of the fund's average net assets.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the Institutional Class of each fund. Fidelity Service Company, Inc. (FSC) calculates the net asset value per share
(NAV) and dividends f   or each class of each fund    , maintains the
general accounting records for each class of each fund, and
administers the securities lending program for    each class of each
fund.
For the fiscal year ended July    1998    , transfer agency and
pricing and bookkeeping fees    paid     (as a percentage of average
net assets) amounted to the following.    [IF APPROPRIATE: These
amounts are before expense reductions, if any.]
                     TRANSFER AGENCY FEES PAID BY  PRICING AND BOOKKEEPING
                                                   FEES PAID BY

                     INSTITUTIONAL CLASS           FUND

CONSUMER INDUSTRIES   %                             %

CYCLICAL INDUSTRIES   %                             %

FINANCIAL SERVICES    %                             %

HEALTH CARE           %                             %

NATURAL RESOURCES     %                             %

TECHNOLOGY            %                             %

UTILITIES GROWTH      %                             %

Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
The Institutional Class of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Institutional Class shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Institutional Class shares. Currently, the Board of Trustees of each fund has authorized such payments.
   For the fiscal year ended July 1998, the portfolio turnover rate was ___% for Consumer Industries, ___% for Cyclical Industries, ___% for Financial Services, ___% for Health Care, ___% for Natural Resources, ___% for Technology, and ___% for Utilities Growth. These
rates vary from year to year.     [IF ANY FUND'S PORTFOLIO TURNOVER
RATE IS 100% OR MORE    High turnover rates increase transaction costs
and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.]
   YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are
   listed     at right.
The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers the funds through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS
    Retirement plans provide individuals with tax-advantaged ways to save for retirement, either with tax-deductible contributions or
tax-free growth.     Retirement accounts require special applications
and typically have lower minimums.
        TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)    allow
individuals under age 70 with compensation to contribute up to $2,000 per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregate for Traditional and Roth IRAs.) Contributions may be tax-deductible, subject to certain income limits.
        ROTH IRAS    allow individuals to make non-deductible
contributions of up to $2,000 per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregate for Traditional and Roth IRAs.) Eligibility is subject to certain income limits. Qualified distributions are tax-free.
        ROTH CONVERSION IRAS    allow individuals with assets held in
a Traditional IRA or Rollover IRA to convert those assets to a Roth Conversion IRA. Eligibility is subject to certain income limits. Qualified distributions are tax-free.
   (solid bullet)     ROLLOVER IRAS    help retain special tax
advantages for certain eligible rollove    r distributions from
employer-sponsored retirement plans.
   (solid bullet)     401(K) PLANS,    and certain other
401(a)-qualified plans, are employer-sponsored retirement plans that allow employer contributions and may allow employee after-tax contributions. In addition, 401(k) plans allow employee pre-tax (tax-deferred) contributions. Contributions to these plans may be tax-deductible to the employer.
   (solid bullet)     KEOGH PLANS    are generally profit sharing or
money purchase pension plans that allow self-employed individuals or small business owners to make tax-deductible contributions for themselves and any eligible employees.
(solid bullet) SIMPLE IRAS provide small business owners and those with self-employment income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employment income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
   (solid bullet)     SALARY REDUCTION SEP-IRAS (SARSEPS)    allow
employees of businesses with 25 or fewer employees to contribute a percentage of their wages on a tax-deferred basis. These plans must have been established by the employer prior to January 1, 1997.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act
(UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened. BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS
Contact your investment professional.
HOW TO BUY SHARES
THE PRICE TO BUY ONE SHARE of Institutional Class is the class's net asset value per share (NAV). Institutional Class shares are sold without a sales charge.
Your shares will be purchased at the next NAV calculated after your
order is received    in proper form    . Institutional Class's NAV is
normally calculated each business day at 4:00 p.m. Eastern time.
   Each fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page __. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Institutional Class shares. IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. You may also
open your account by wire as described on page _   _    . If there is
no account application accompanying this prospectus, call 1-800-522-7297 if you are investing through a broker-dealer or insurance representative, 1-800-843-3001 if you are investing through a bank representative, or call your investment professional.
If you are investing through a tax   -advantaged     retirement plan,
such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you
can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
   For certain Fidelity Advisor retirement accounts(double dagger)
$500
Through regular investment plans*  $1,000
TO ADD TO AN ACCOUNT $250
   For certain Fidelity Advisor retirement accounts(double dagger)
$100
Through regular investment plans*  $100
MINIMUM BALANCE $1,000
   For certain Fidelity Advisor retirement accounts(double dagger)
None
   (double dagger)THESE LOWER MINIMUMS APPLY TO FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.
   *AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE __.
There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
   For further information on opening an account, please consult your investment professional or refer to the account application.




                    TO OPEN AN ACCOUNT                                        TO ADD TO AN ACCOUNT
PHONE               (SMALL SOLID BULLET) CONTACT YOUR INVESTMENT
                                         PROFESSIONAL OR, IF YOU
                                         ARE INVESTING                       (SMALL SOLID BULLET) CONTACT YOUR INVESTMENT
                                                                                                  PROFESSIONAL OR, IF YOU
                                                                                                  ARE INVESTING
YOUR INVESTMENT
PROFESSIONAL                             THROUGH A BROKER-DEALER
                                         OR INSURANCE REPRESENTATIVE,
(PHONE_GRAPHIC)                          CALL 1-800522-7297.  IF YOU                              THROUGH A BROKER-DEALER
                                                                                                  OR INSURANCE
                                                                                                  REPRESENTATIVE, CALL
                                               ARE INVESTING THROUGH A BANK                             1-800-522-7297. IF YOU
                                                                                                  ARE INVESTING THROUGH A
                                                                                                  BANK REPRESENTATIVE, CALL
                                         REPRESENTATIVE, CALL
                                         1-800-843-3001.                                          1-800-843-3001.
                    (SMALL SOLID BULLET) EXCHANGE FROM THE SAME CLASS
                                         OF ANOTHER FIDELITY ADVISOR FUND    (SMALL SOLID BULLET) EXCHANGE FROM THE SAME
                                                                                                  CLASS OF ANOTHER FIDELITY
                                                                                                  ADVISOR FUND
                                         OR FROM ANOTHER FIDELITY FUND
                                         ACCOUNT WITH THE SAME                                    OR FROM ANOTHER FIDELITY
                                                                                                  FUND ACCOUNT WITH THE
                                                                                                  SAME REGISTRATION,
                                         REGISTRATION, INCLUDING NAME,
                                         ADDRESS, AND TAXPAYER ID NUMBER.                         INCLUDING NAME, ADDRESS,
                                                                                                  AND TAXPAYER ID NUMBER.

MAIL
(MAIL_GRAPHIC)     (SMALL SOLID BULLET) COMPLETE AND SIGN THE ACCOUNT
                                        APPLICATION. MAKE YOUR CHECK         (SMALL SOLID BULLET) MAKE YOUR CHECK PAYABLE
                                                                                                  TO THE COMPLETE NAME OF
                                                                                                  THE FUND OF YOUR CHOICE
                                                 PAYABLE TO THE COMPLETE NAME OF
                                        THE FUND OF YOUR CHOICE AND                               AND NOTE THE APPLICABLE
                                                                                                  CLASS. INDICATE YOUR
                                                NOTE THE APPLICABLE CLASS. MAIL
                                        TO THE ADDRESS INDICATED ON THE                           FUND ACCOUNT NUMBER ON
                                                                                                  YOUR CHECK AND MAIL TO
                                                                                                  THE ADDRESS PRINTED ON
                                        APPLICATION.                                              YOUR ACCOUNT STATEMENT.
                                                                             (SMALL SOLID BULLET) EXCHANGE BY MAIL:    CALL
                                                                                                  1-800-522-7297 IF YOU ARE
                                                                                                  INVESTING        THROUGH
                                                                                                  A BROKER-DEALER OR
                                                                                                  INSURANCE
                                                                                                  REPRESENTATIVE,
                                                                                                     1-800-843-3001 IF YOU
                                                                                                  ARE INVESTING THROUGH A
                                                                                                  BANK
                                                                                                    REPRESENTATIVE, OR CALL
                                                                                                  YOUR INVESTMENT
                                                                                                  PROFESSIONAL     FOR
                                                                                                  INSTRUCTIONS.

IN PERSON
(HAND_GRAPHIC)  (SMALL SOLID BULLET) BRING YOUR ACCOUNT APPLICATION AND
                                     CHECK TO YOUR INVESTMENT                (SMALL SOLID BULLET) BRING YOUR CHECK TO
                                                                                                  YOUR INVESTMENT
                                     PROFESSIONAL.                                                PROFESSIONAL.

WIRE
(WIRE_GRAPHIC)  (SMALL SOLID BULLET) CALL 1-800-522-7297, IF YOU ARE
                                     INVESTING THROUGH A                     (SMALL SOLID BULLET) NOT AVAILABLE FOR
                                                                                                  RETIREMENT ACCOUNTS.
                                     BROKER-DEALER OR INSURANCE
                                     REPRESENTATIVE, OR CALL
                                     1-800-843-3001, IF YOU ARE
                                     INVESTING THROUGH A BANK               (SMALL SOLID BULLET) WIRE TO:
                                     REPRESENTATIVE, TO SET UP YOUR
                                     ACCOUNT AND TO ARRANGE A WIRE                               BANKER'S TRUST CO.
                                     TRANSACTION. NOT AVAILABLE FOR
                                     RETIREMENT ACCOUNTS.                                        ROUTING # 021001033
                (SMALL SOLID BULLET) WIRE TO:                                                    FIDELITY DART DEPOSITORY
                                             BANKER'S TRUST CO.                                          ACCOUNT # 00159759
                                     ROUTING # 021001033                                         FBO: (ACCOUNT NAME)
                                     FIDELITY DART DEPOSITORY                                    (ACCOUNT NUMBER)
                                     ACCOUNT  #00159759
                                     FBO: (ACCOUNT NAME)                                         SPECIFY THE COMPLETE NAME
                                     (ACCOUNT NUMBER)                                            OF THE FUND OF YOUR
                                                                                                 CHOICE, NOTE THE
                                                                                                 APPLICABLE CLASS AND
                                                                                                 INCLUDE YOUR ACCOUNT
                                                                                                 NUMBER AND YOUR NAME.
                                     SPECIFY THE COMPLETE NAME OF THE
                                     FUND OF YOUR CHOICE, NOTE THE
                                     APPLICABLE CLASS AND INCLUDE YOUR
                                     NEW ACCOUNT NUMBER AND YOUR NAME.

AUTOMATICALLY
(AUTOMATIC_GRAPHIC)
                (SMALL SOLID BULLET) NOT AVAILABLE.                        (SMALL SOLID BULLET) USE FIDELITY ADVISOR
                                                                                                SYSTEMATIC INVESTMENT
                                                                                                PROGRAM. SIGN UP FOR
                                                                                                THIS SERVICE WHEN OPENING
                                                                                                YOUR ACCOUNT, OR CALL
                                                                                                YOUR INVESTMENT
                                                                                                PROFESSIONAL TO BEGIN
                                                                                                THE PROGRAM.



HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
THE PRICE TO SELL ONE SHARE of Institutional Class is the class's NAV, minus each fund's short-term trading fee, if applicable. If you sell shares of a fund after holding them less than 60 days, the fund will deduct a short-term trading fee equal to 1.00% of the value of those shares.
Your shares will be sold at the next NAV calculated after your order
is received i   n proper form    , minus the short-term trading fee,
if applicable. Institutional Class's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open (account minimum
balances do not apply to retirement and    Fidelity Defined Trus    t
accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares,
(small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
(small solid bullet) You wish to set up the bank wire feature, or (small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, and
(small solid bullet) Any other applicable requirements listed in the
table on page    __    .
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH  45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.


IF YOU SELL YOUR SHARES OF A FUND AFTER HOLDING
THEM LESS THAN 60 DAYS, THE FUND WILL DEDUCT A SHORT-TERM
TRADING FEE EQUAL TO 1.00% OF THE VALUE OF THOSE SHARES.



                                 ACCOUNT TYPE                        SPECIAL REQUIREMENTS
PHONE                            ALL ACCOUNT TYPES EXCEPT RETIREMENT (SMALL SOLID BULLET) MAXIMUM CHECK REQUEST: $100,000.
1-800-522-7297,
1-800-843-3001
OR YOUR INVESTMENT
PROFESSIONAL

(PHONE_GRAPHIC)                  ALL ACCOUNT TYPES                   (SMALL SOLID BULLET) YOU MAY EXCHANGE TO THE SAME
                                                                                          CLASS OF OTHER FIDELITY ADVISOR
                                                                                          FUNDS OR TO OTHER FIDELITY FUNDS
                                                                                          IF BOTH ACCOUNTS ARE REGISTERED
                                                                                          WITH THE SAME NAME(S), ADDRESS,
                                                                                          AND TAXPAYER ID NUMBER.

MAIL OR IN PERSON
(MAIL_GRAPHIC)
(HAND_GRAPHIC)                   INDIVIDUAL, JOINT TENANT,
                                 SOLE PROPRIETORSHIP, UGMA,
                                 UTMA                                (SMALL SOLID BULLET) THE LETTER OF INSTRUCTION MUST BE
                                                                                          SIGNED BY ALL PERSONS REQUIRED
                                                                                          TO SIGN FOR TRANSACTIONS, EXACTLY
                                                                                          AS THEIR NAMES APPEAR ON THE
                                                                                          ACCOUNT.
                                 RETIREMENT ACCOUNT                  (SMALL SOLID BULLET) THE ACCOUNT OWNER SHOULD COMPLETE
                                                                                          A RETIREMENT DISTRIBUTION
                                                                                          FORM. CALL    1-800-522-7297 IF
                                                                                          YOU ARE INVESTING THROUGH A
                                                                                             BROKER-DEALER OR INSURANCE
                                                                                          REPRESENTATIVE, 1-800-843-3001
                                                                                          IF        YOU ARE INVESTING
                                                                                          THROUGH A BANK REPRESENTATIVE,
                                                                                          OR CALL YOUR         INVESTMENT
                                                                                          PROFESSIONAL     TO REQUEST ONE.

                                 TRUST                               (SMALL SOLID BULLET) THE TRUSTEE MUST SIGN THE LETTER
                                                                                          INDICATING CAPACITY AS TRUSTEE.
                                                                                          IF THE TRUSTEE'S NAME IS NOT IN
                                                                                          THE ACCOUNT REGISTRATION, PROVIDE
                                                                                          A COPY OF THE TRUST DOCUMENT
                                                                                          CERTIFIED WITHIN THE LAST 60 DAYS.

                                 BUSINESS OR ORGANIZATION            (SMALL SOLID BULLET) AT LEAST ONE PERSON AUTHORIZED BY
                                                                                          CORPORATE RESOLUTION TO ACT
                                                                                          ON THE ACCOUNT MUST SIGN THE
                                                                                          LETTER.

                                 EXECUTOR, ADMINISTRATOR,
                                 CONSERVATOR/GUARDIAN                (SMALL SOLID BULLET) C   ALL 1-800-522-7297 IF YOU ARE
                                                                                          INVESTING THROUGH A
                                                                                             BROKER-DEALER OR INSURANCE
                                                                                          REPRESENTATIVE, 1-800-843-3001
                                                                                          IF         YOU ARE INVESTING
                                                                                          THROUGH A BANK REPRESENTATIVE,
                                                                                          OR CALL     YOUR INVESTMENT
                                                                                          PROFESSIONAL FOR INSTRUCTIONS.

WIRE
(WIRE_GRAPHIC)                   ALL ACCOUNT TYPES EXCEPT
                                 RETIREMENT                          (SMALL SOLID BULLET) YOU MUST SIGN UP FOR THE WIRE
                                                                                          FEATURE BEFORE USING IT. TO
                                                                                          VERIFY THAT IT IS IN PLACE,
                                                                                          CALL    1-800-522-7297 IF YOU
                                                                                          ARE INVESTING         THROUGH
                                                                                          A BROKER-DEALER OR INSURANCE
                                                                                          REPRESENTATIVE,
                                                                                             1-800-843-3001 IF YOU ARE
                                                                                          INVESTING THROUGH A BANK
                                                                                             REPRESENTATIVE, OR CALL
                                                                                          YOUR INVESTMENT PROFESSIONA    L.
                                                                                          MINIMUM WIRE: $500.
                                                                     (SMALL SOLID BULLET) YOUR WIRE REDEMPTION REQUEST
                                                                                          MUST BE RECEIVED    IN PROPER
                                                                                          FORM     BY THE FIDELITY BEFORE
                                                                                          4:00 P.M. EASTERN TIME FOR MONEY
                                                                                          TO BE WIRED ON THE NEXT BUSINESS
                                                                                          DAY.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements after certain
transactions
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Institutional Class shares and buy Institutional Class shares of other Fidelity Advisor funds or shares of other Fidelity funds by telephone or in writing.
Note that exchanges between Focus Funds are unlimited, but exchanges out of the Focus Funds to other Advisor funds are limited to four per calendar year. Exchanges may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be
suspended or revoked, see "Exchange Restrictions," page    __    .
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account. Accounts with a value of $10,000 or more in Institutional Class shares are eligible for this program.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS




FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A
FIDELITY ADVISOR FUND

MINIMUM  MINIMUM     FREQUENCY                       SETTING UP OR CHANGING
INITIAL  ADDITIONAL  MONTHLY, BIMONTHLY, QUARTERLY,  (SMALL SOLID BULLET) FOR A NEW ACCOUNT, COMPLETE THE APPROPRIATE
                                                                          SECTION ON THE APPLICATION.
$1,000  $100         OR SEMI-ANNUALLY                (SMALL SOLID BULLET) FOR EXISTING ACCOUNTS, CALL YOUR INVESTMENT
                                                                          PROFESSIONAL FOR AN APPLICATION.
                                                     (SMALL SOLID BULLET) TO CHANGE THE AMOUNT OR FREQUENCY OF YOUR
                                                                          INVESTMENT, CONTACT YOUR INVESTMENT
                                                                          PROFESSIONAL DIRECTLY    OR, IF YOU PURCHASED
                                                                          YOUR SHARES THROUGH A BROKER-DEALER OR
                                                                          INSURANCE REPRESENTATIVE, CALL
                                                                                      1-800-522-7297. IF YOU PURCHASED YOUR
                                                                          SHARES THROUGH A BANK REPRESENTATIVE,
                                                                          C    ALL 1-800-843-3001.
                                                                          CALL AT LEAST 10 BUSINESS DAYS PRIOR TO YOUR
                                                                          NEXT SCHEDULED INVESTMENT DATE (   20
                                                                          BUSINESS DAYS IF YOU         PURCHASED YOUR
                                                                          SHARES THROUGH A BANK).


SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net    investment
income and capital gains to shareholders each year. Normally, dividends and capital gains are distributed in September and December. DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal
Service    does not     deliver your checks,    your     election may
be converted to the Reinvestment Option.    You will not receive
interest on amounts represented by uncashed distribution checks.
To change your distribution option, call your investment professional
directly    or, if you purchased your shares through a broker-dealer
or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
When a fund deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Distribution checks will be mailed within seven days.
TAXES
As with any investment, you should consider how your investment in a
fund will be taxed. If your account is not a ta   x-advantaged
retirement account, you should be aware of these tax implications. TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital gains are distributed as dividends and taxed as ordinary income; capital gain distributions are taxed as long-term capital gains.
Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your redemptions-including exchanges-are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. If a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a fund and its investments, and these taxes generally will reduce a fund's distributions. However, if you meet certain holding period requirements with respect to your fund shares, an offsetting tax credit may be available to you. If you do not meet such holding period requirements, you may still be entitled to a deduction for certain foreign taxes. In either case, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. FSC normally calculates Institutional Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE    OR
ELECTRONICALLY    . Fidelity    will not     be responsible for any
losses resulting    from unauthorized transactions if it follows
reasonable security procedures designed to verify the identity of the
investor.     Fidelity will request personalized security codes or
other information, and may also record calls   . For transactions
conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by
telephone, call Fidelity for instructions.     Additional
documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
       EACH FUND RESERVES THE RIGHT to suspend the offering of
shares    for a period of time.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased
at the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet)    The funds do not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
AUTOMATED PURCHASE ORDERS. Institutional Class shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at
the next NAV calculated after your order is received    in proper
form    , minus the short-term trading fee, if applicable. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you. (small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
(small solid bullet)    You will not receive interest on amounts
represented by uncashed redemption checks.
A SHORT-TERM TRADING FEE of 1.00% will be deducted from the redemption amount if you sell your shares after holding them less than 60 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.
The short-term trading fee, if applicable, is charged on exchanges out of a fund. If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The fee does not apply to shares that were acquired through reinvestment of distributions. Any applicable CDSC is calculated based on your original redemption amount.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation
(NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained
(i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage difference between that fund's sales charge and any sales charge you may have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge. (small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Although there is no limit on the exchanges you may make between the Advisor Focus funds, the funds reserve the right to enact limitations in the future. Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund into a Fidelity Advisor fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet)    Each fund reserves the right to refuse
exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less. For purposes of this policy, accounts under common ownership will be aggregated.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may
impose    administrative fees of up to 1.00% and trading fees of up to
3.00% of the amount exchanged.     Check each fund's prospectus for
details.
   Your investment professional should call Fidelity for more information.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
   The product is not sponsored, endorsed, sold, or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the licensee or the product. S&P has no obligation to take the needs of the licensee or the owners of the product into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the product to be issued or in the determination or calculation of the equation by which the product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the product.
   Fidelity, Fidelity Investments, and Directed Dividends are registered trademarks of FMR Corp.
   Fidelity Advisor Focus Funds is a registered service mark of FMR
Corp.
   The third party marks appearing above are the marks of their respective owners.
APPENDIX
CONSUMER INDUSTRIES - INSTITUTIONAL CLASS





CALENDAR YEAR TOTAL RETURNS       1997

CONSUMER INDUSTRIES               %

S&P 500                           %

CONSUMER PRICE INDEX              %

CYCLICAL INDUSTRIES - INSTITUTIONAL CLASS





CALENDAR YEAR TOTAL RETURNS       1997

CYCLICAL INDUSTRIES               %

S&P 500                           %

CONSUMER PRICE INDEX              %

FINANCIAL SERVICES - INSTITUTIONAL CLASS





CALENDAR YEAR TOTAL RETURNS       1997

FINANCIAL SERVICES                %

S&P 500                           %

CONSUMER PRICE INDEX              %

HEALTH CARE - INSTITUTIONAL CLASS





CALENDAR YEAR TOTAL RETURNS       1997

HEALTH CARE                       %

S&P 500                           %

CONSUMER PRICE INDEX              %

NATURAL RESOURCES - INSTITUTIONAL CLASS






CALENDAR YEAR TOTAL RETURNS*       1988  1989  1990  1991  1992  1993  1994  1995  1996  1997

NATURAL RESOURCES                  %     %     %     %     %     %     %     %     %     %

S&P 500                            %     %     %     %      %    %     %     %     %     %

CONSUMER PRICE INDEX               %     %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
(LARGE SOLID BOX) NATURAL RESOURCES -
INSTITUTIONAL CLASS
TECHNOLOGY - INSTITUTIONAL CLASS





CALENDAR YEAR TOTAL RETURNS       1997

TECHNOLOGY                        %

S&P 500                           %

CONSUMER PRICE INDEX              %

UTILITIES GROWTH - INSTITUTIONAL CLASS





CALENDAR YEAR TOTAL RETURNS       1997

UTILITIES GROWTH                  %

S&P 500                           %

CONSUMER PRICE INDEX              %

* INITIAL OFFERING OF INSTITUTIONAL CLASS OF NATURAL RESOURCES TOOK PLACE ON JULY 3, 1995. RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. IF CLASS T'S 12B-1 FEE HAD NOT BEEN REFLECTED, TOTAL RETURNS PRIOR TO JULY 3, 1995 WOULD HAVE BEEN HIGHER.

FIDELITY ADVISOR FOCUS FUNDS: CLASS A, CLASS T, CLASS B, CLASS C & INSTITUTIONAL CLASS
STATEMENT OF ADDITIONAL INFORMATION
CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER  STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11          ............................  COVER PAGE; TABLE OF CONTENTS

12              ............................  DESCRIPTION OF THE TRUST

13      A - C   ............................  INVESTMENT POLICIES AND LIMITATIONS

        D       ............................  *

14      A - C   ............................  TRUSTEES AND OFFICERS

15      A - C   ............................  TRUSTEES AND OFFICERS

16      A (I)   ............................  FMR; PORTFOLIO TRANSACTIONS

          (II)  ............................  TRUSTEES AND OFFICERS

         (III)  ............................  MANAGEMENT CONTRACTS

        B       ............................  MANAGEMENT CONTRACTS

        C - D   ............................  CONTRACTS WITH FMR AFFILIATES

        E       ............................  *

        F       ............................  DISTRIBUTION AND SERVICE PLANS

        G       ............................  *

        H       ............................  DESCRIPTION OF THE TRUST

        I       ............................  CONTRACTS WITH FMR AFFILIATES

17      A-D     ............................  PORTFOLIO TRANSACTIONS

        E       ............................  *

18      A       ............................  DESCRIPTION OF THE TRUST

        B       ............................  *

19      A       ............................  ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION
                                              INFORMATION

        B       ............................  ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION
                                              INFORMATION; VALUATION

        C       ............................  *

20              ............................  DISTRIBUTIONS AND TAXES

21      A, B    ............................  CONTRACTS WITH FMR AFFILIATES

        C       ............................  *

22      A       ............................  *

        B       ............................  PERFORMANCE

23              ............................  FINANCIAL STATEMENTS


* Not Applicable

FIDELITY ADVISOR FOCUS FUNDS   SM
FIDELITY ADVISOR CONSUMER INDUSTRIES FUND
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND
 FIDELITY ADVISOR FINANCIAL SERVICES FUND
 FIDELITY ADVISOR HEALTH CARE FUND
 FIDELITY ADVISOR NATURAL RESOURCES FUND
FIDELITY ADVISOR TECHNOLOGY FUND
FIDELITY ADVISOR UTILITIES GROWTH FUND
CLASS A, CLASS T, CLASS B, CLASS C, AND INSTITUTIONAL CLASS
FUNDS OF  FIDELITY ADVISOR SERIES VII
STATEMENT OF ADDITIONAL INFORMATION
   SEPTEMBER 28, 1998
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectuses
(dated    September 28, 1998    ). Please retain this document for
future reference. The funds' Annual Report is a separate document supplied with this SAI. To obtain a free additional copy of a
Prospectus or an Annual Report, please call        your investment
professional.
TABLE OF CONTENTS                                                PAGE



INVESTMENT POLICIES AND LIMITATIONS                              58

PORTFOLIO TRANSACTIONS                                           68

VALUATION                                                        72

PERFORMANCE                                                      72

ADDITIONAL PURCHASE   ,     EXCHANGE AND REDEMPTION INFORMATION  93

DISTRIBUTIONS AND TAXES                                          95

FMR                                                              95

TRUSTEES AND OFFICERS                                            96

MANAGEMENT CONTRACTS                                             98

DISTRIBUTION AND SERVICE PLANS                                   102

CONTRACTS WITH FMR AFFILIATES                                    104

DESCRIPTION OF THE TRUST                                         106

FINANCIAL STATEMENTS                                             107

APPENDIX                                                         107

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
Fidelity Management & Research (Far East) Inc. (FMR Far East)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Investments Institutional Operations Company, Inc. (FIIOC)
   AFOC    /AFOCI-ptb-   0998
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
   INVESTMENT LIMITATIONS OF CONSUMER INDUSTRIES FUND
   THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the consumer industries sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS        ARE NOT FUNDAMENTAL AND
MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment
limitation (2)).        The fund will not borrow from other funds
advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i),     Subchapter M generally requires
the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
   With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions"
on page    __    .
   INVESTMENT LIMITATIONS OF CYCLICAL INDUSTRIES FUND
   THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the cyclical industries sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS        ARE NOT FUNDAMENTAL AND
MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment
limitation (2)).        The fund will not borrow from other funds
advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i),     Subchapter M generally requires
the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
   With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions"
on page    __    .
   INVESTMENT LIMITATIONS OF HEALTH CARE FUND
   THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the health care sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS        ARE NOT FUNDAMENTAL AND
MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment
limitation (2)).        The fund will not borrow from other funds
advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i),     Subchapter M generally requires
the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
   With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions"
on page    __    .
   INVESTMENT LIMITATIONS OF NATURAL RESOURCES FUND
   THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activity of the industries in the natural resources sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); or
(6) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(7) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   (8) The fund is authorized to invest up to 50% of its assets in physical commodities.
THE FOLLOWING LIMITATION   S     ARE NOT FUNDAMENTAL AND MAY BE
CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment
limitation (2)).        The fund will not borrow from other funds
advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
   (    vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i),     Subchapter M generally requires
the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
   With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures        and options transactions,
see the section entitled "Limitations on Futures and Options
Transactions" on page    __    .
   INVESTMENT LIMITATIONS OF TECHNOLOGY FUND
   THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the technology sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS        ARE NOT FUNDAMENTAL AND
MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment
limitation (2)).        The fund will not borrow from other funds
advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i),     Subchapter M generally requires
the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
   With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions"
on page    __    .
   INVESTMENT LIMITATIONS OF UTILITIES GROWTH FUND
   THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the utilities sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS        ARE NOT FUNDAMENTAL AND
MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment
limitation (2)).        The fund will not borrow from other funds
advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i),     Subchapter M generally requires
the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
   With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions"
on page    __    .
   INVESTMENT LIMITATIONS OF FINANCIAL SERVICES FUND
   THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the financial services sector;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS        ARE NOT FUNDAMENTAL AND
MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment
limitation (3)).        The fund will not borrow from other funds
advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For purposes of limitation (5), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions"
on page    __    .
FINANCIAL SERVICES FUND. Rule 12d3-1 under the 1940 Act allows investment portfolios such as this fund to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the fund may purchase. The fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:
a. the purchase cannot cause more than 5% of the fund's total assets to be invested in securities of that issuer;
b. for an equity security, the purchase cannot result in the fund's owning more than 5% of the issuer's outstanding securities in that class;
c. for a debt security, the purchase cannot result in the fund's owning more than 10% of the outstanding principal amount of the issuer's debt securities.
In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The fund will not be required to divest its holdings of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions not to be met. The fund is not permitted to acquire any security issued by FMR, FDC, or any affiliated company of these companies that is a securities-related business. The purchase of a general partnership interest in a securities-related business is prohibited.
FUND DESCRIPTIONS
THE FUNDS INVEST PRIMARILY WITHIN THE INVESTMENT AREAS DESCRIBED
BELOW.
CONSUMER INDUSTRIES FUND: COMPANIES ENGAGED IN THE MANUFACTURE AND DISTRIBUTION OF GOODS TO CONSUMERS BOTH DOMESTICALLY AND INTERNATIONALLY. The fund may invest in companies that manufacture or sell durable products such as homes, cars, boats, furniture, major appliances, and personal computers.
The fund also may invest in companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports). In addition, the fund may invest in consumer products and services such as lodging, child care, convenience stores, and car rentals.
The success of durable goods manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, and consumer confidence. These segments are very competitive; success depends heavily on household disposable income and consumer spending. Consumer product and retailing concepts tend to rise and fall with changes in demographics and consumer tastes.
CYCLICAL INDUSTRIES FUND: COMPANIES ENGAGED IN THE RESEARCH, DEVELOPMENT, MANUFACTURE, DISTRIBUTION, SUPPLY, OR SALE OF MATERIALS, EQUIPMENT, PRODUCTS OR SERVICES RELATED TO CYCLICAL INDUSTRIES. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.
Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At times, worldwide production of the materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
FINANCIAL SERVICES FUND: COMPANIES PROVIDING FINANCIAL SERVICES TO CONSUMERS AND INDUSTRY. Companies in the financial services sector include: commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.
The financial services    sector     is currently undergoing
relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.
Banks, savings and loan associations, and finance companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The profitability of these groups is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect. Insurance companies are likewise subject to substantial governmental regulation, predominantly at the state level, and may be subject to severe price competition. Securities and Exchange Commission (SEC) regulations provide that the fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies as well as those deriving more than 15% of profits from brokerage and
investment management activities    are     considered to be
"principally engaged" in the business    activities of the financial
services sector.
HEALTH CARE FUND: COMPANIES ENGAGED IN THE DESIGN, MANUFACTURE, OR SALE OF PRODUCTS OR SERVICES USED FOR OR IN CONNECTION WITH HEALTH CARE OR MEDICINE. Companies in the health care sector include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities. Many of these companies are subject to government regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, the types of products or services produced or provided by these companies may become obsolete quickly.
NATURAL RESOURCES FUND: cOMPANIES THAT OWN OR DEVELOP NATURAL RESOURCES, OR SUPPLY GOODS AND SERVICES TO SUCH COMPANIES, OR IN PHYSICAL COMMODITIES. Natural resources include precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. Exploring, mining, refining, processing, transporting, and fabricating are examples of activities of companies in the natural resources sector.
   P    recious metals, at times, have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The fund may also consider instruments and securities indexed to the price of gold or other precious metals as an alternative to direct investments in precious metals.
As a practical matter, investments in physical commodities can present concerns such as delivery, storage and maintenance, possible illiquidity and the unavailability of accurate market valuations. FMR, in addressing these concerns, currently intends to purchase only readily marketable precious metals and to deliver and store them with a qualified U.S. bank. Investments in bullion earn no investment income and may involve higher custody and transaction costs than investments in securities.
   For the fund     to qualify as a regulated investment company under
current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax
treatment could cause the fund to hold or sell    precious metals
or securities when it would not otherwise do so.
TECHNOLOGY FUND: COMPANIES WHICH HAVE, OR WILL DEVELOP, PRODUCTS, PROCESSES OR SERVICES THAT WILL PROVIDE OR WILL BENEFIT SIGNIFICANTLY FROM TECHNOLOGICAL ADVANCES AND IMPROVEMENTS. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.
Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continue to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.
UTILITIES GROWTH FUND: COMPANIES IN THE PUBLIC UTILITIES INDUSTRY AND COMPANIES DERIVING A MAJORITY OF THEIR REVENUES FROM THEIR PUBLIC UTILITY OPERATIONS. The fund may invest in companies engaged in the manufacture, production, generation, transmission and sale of gas and electric energy; water supply, waste disposal and sewerage and sanitary service companies; and companies engaged in the communications field, including telephone, telegraph, satellite, microwave and the provision of other communication facilities for the public benefit (not including companies involved in public broadcasting). Public utility stocks have traditionally produced above-average dividend income, but the fund's investments are made based on capital appreciation potential. The fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. This policy is non-fundamental and may be changed by the Board of Trustees.
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These
transactions may    involve     repurchase agreements with custodian
banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive
orders issued by the    SEC    , the Board of Trustees has established
and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
CLOSED-END INVESTMENT COMPANIES    are investment companies that issue
a fixed number of shares which trade on a stock exchange or over-the-counter. Closed-end investment companies are professionally
managed and may invest in any type of security.     Shares of
closed-end investment companies may trade at a premium or a discount
to their net asset value.    A fund may purchase shares of closed-end
investment companies to facilitate investment in certain foreign countries.
       CONVERTIBLE SECURITIES    are bonds, debentures, notes,
preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
   Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.
Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S.
investors. Such actions may include        expropriation or
nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events
or counter their effects.    In addition,     the value of securities
denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
   I    t is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter
(OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some
foreign issuers        may be less liquid and more volatile than
securities of comparable U.S. issuers. Foreign security trading   ,
settlement and custodial     practices (including those involving
securities settlement where fund assets may be released prior to
receipt of payment)    are often less developed than those in U.S.
markets, and     may result in increased risk or substantial delays in
the event of a failed trade or the insolvency of   , or breach of duty
by,     a foreign broker-dealer   , securities depository or foreign
subcustodian    . In addition, the costs    associated with
foreign    investments    , including withholding taxes, brokerage
commissions and custodial costs, are generally higher than with U.S.
investments.
   Foreign markets may offer less protection to investors than U.S.
markets.     Foreign issuers are generally not bound by uniform
accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.
   Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information
regarding corporate actions on a timely basis.     In general, there
is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States.
   OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.
American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
   The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.
FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign
currency        at one rate, while offering a lesser rate of exchange
should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A fund may use currency forward contracts for any purpose consistent with its investment objective.
The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, a fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times. FUNDS' RIGHTS AS SHAREHOLDERS. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS    involve purchasing and writing     options in
combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the
overall position. For example,    purchasing a put option and
writing     a call option on the same underlying instrument
   would     construct a combined position whose risk and return
characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS.    In purchasing a futures contract, the buyer
    agrees to purchase a specified underlying instrument at a
specified future date.    In selling a futures contract, the
seller     agrees to sell a specified underlying instrument at a
specified future date. The price at which the purchase and sale will
take place is fixed when    the buyer and seller enter     into the
contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500(registered trademark)). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate
trading in the futures markets   .     The funds intend to comply with
Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.
In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would
exceed 25% of its total assets    under normal conditions    ; or (c)
purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is
imposed, it may be impossible        to enter into new positions or
close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to
different foreign currencies.    Currency options may also be
purchased or written     in conjunction with each other or with
currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this
type of arrangement allows the    purchaser or writer     greater
flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option,    the
purchaser     obtains the right (but not the obligation) to sell the
option's underlying instrument at a fixed strike price. In return for
this right, the    purchaser     pays the current market price for the
option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of
securities prices, and futures contracts.    The purchaser     may
terminate its position in a put option        by allowing it to expire
or by exercising the option. If the option is allowed to expire,
the    purchaser     will lose the entire premium   .     If the
   option is exercised    , the    purchaser     completes the sale of
the underlying instrument at the strike price. A    purchaser     may
also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss
(limited to the amount of the premium   ,     plus related transaction
costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS.    The writer of a put or call
option     takes the opposite side of the transaction from the
option's purchaser. In return for receipt of the premium, the
   writer     assumes the obligation to pay the strike price for the
option's underlying instrument if the other party to the option
chooses to exercise it.    The writer     may seek to terminate a
position in a put option        before exercise by closing out the
option in the secondary market at its current price. If the secondary
market is not liquid for a put option   ,     however, the writer must
continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates    the writer     to sell or deliver
the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and
(5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by    FMR     to be illiquid include
repurchase agreements not entitling the holder to    repayment     of
principal and payment of interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, FMR may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees.
INDEXED SECURITIES    are instruments whose prices are indexed to the
prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Gold-indexed securities        typically provide for a maturity value
that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated
securities   .     Currency-indexed securities may be positively or
negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more
volatile than the underlying instruments.        Indexed securities
are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
Natural Resources may consider purchasing securities indexed to the price of precious metals as an alternative to direct investment in precious metals. The fund will only buy precious metals-indexed
securities when    FMR     is satisfied with the creditworthiness of
the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by the fund, and may have maturities of one year or more. In addition, the securities may be subject to being put by the fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive
order issued by the SEC,    a fund may     lend money to, and borrow
money from, other funds advised by FMR or its affiliates. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS.    Direct debt
instruments     are interests in amounts owed by a corporate,
governmental, or other borrower        to lenders or lending
syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the
   purchaser     in the event of fraud or misrepresentation. In
addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate the
   purchaser     to supply additional cash to the borrower on demand.
LOWER-QUALITY DEBT SECURITIES.    Lower-quality     debt securities
    have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.
The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment
plays a greater role in valuing high-yield        debt securities than
is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity
and changing investor perceptions may affect the    liquidity of
lower-quality debt securities     and the ability of outside pricing
services to value lower-quality debt securities.
Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of
managing securities of this type   .     FMR will attempt to identify
those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
       REAL ESTATE INVESTMENT TRUSTS.    Equity real estate investment
trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.
 REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security.
   As protection against     the risk that the original seller will
not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy
proceedings),    the funds will     engage in repurchase agreement
transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a
fund sells a    security     to another party, such as a bank or
broker-dealer, in return for cash and agrees to repurchase    that
security     at an    agreed-upon     price and time. While a reverse
repurchase agreement is outstanding, a fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been
   reviewed and     found satisfactory by FMR. Such transactions may
increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.
SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk. FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in    other
eligible securities    . Investing this cash subjects that investment,
as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SHORT SALES "AGAINST THE BOX." A fund may sell securities short when it owns or has the right to obtain securities equivalent in kind or amount to the securities sold short. Such short sales are known as short sales "against the box." If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SWAP AGREEMENTS can be individually negotiated and structured to
include exposure to a variety    of different types     of investments
or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many
different forms and are known by a variety of names   .
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.
   A     fund    may     be able to eliminate its exposure under a
swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
A fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
       WARRANTS.    Warrants are instruments which entitle the holder
to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.
   Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.
   P    ORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any
commissions; and,    if applicable    , arrangements for payment of
fund expenses.
If FMR grants investment management authority to a sub-adviser
    (see the section entitled "Management Contracts"), that
sub-adviser    is     authorized to place orders for the purchase and
sale of portfolio securities, and will do so in accordance with the
policies described    above    .
Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
Each fund may execute portfolio transactions with broker-dealers who
provide research and execution services to the fund        or other
accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).
The selection of such broker-dealers    for transactions in equity
securitie    s is generally made by FMR (to the extent possible
consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.
   For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.
The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment
management services to that fund        or its other clients, and
conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to a fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
   Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.
Subject to applicable limitations of the federal securities laws,    a
fund may pay     a broker-dealer commissions for agency transactions
that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular
transaction or FMR's overall responsibilities to that fund        or
its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of
other Fidelity   (registered trademark)     funds to the extent
permitted by law. FMR may use research services provided by and place agency transactions with National Financial Services Corporation
(NFSC) and Fidelity Brokerage Services    Japan LLC (FBSJ)    ,
indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated,
qualified brokerage firms for similar services.    Prior to December
9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.
FMR may allocate brokerage transactions to broker-dealers
   (including affiliates of FMR)     who have entered into
arrangements with FMR under which the broker-dealer allocates a
portion of the commissions paid by a fund toward    the reduction
of     that fund's expenses   .     The transaction quality must,
however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
The following table shows each fund's portfolio turnover rate for the
fiscal periods ended July 31,    1998 and     1997. Because a high
turnover rate increases transaction costs and may increase taxable gains, FMR carefully weighs the anticipated benefits of short-term
investing against these consequences.    Variations in turnover rate
may be due to fluctuating     volume of shareholder purchase and
redemption orders   , market conditions, or changes in FMR's
investment outlook    .
FUND                                     1998             1997*

CONSUMER INDUSTRIES

CYCLICAL INDUSTRIES

FINANCIAL SERVICES

HEALTH CARE

NATURAL RESOURCES

TECHNOLOGY

UTILITIES GROWTH

* For the period September 3, 1996 (commencement of operations for all funds except Natural Resources) to July 31, 1997 and for the period November 1, 1996 to July 31, 1997 for Natural Resources.
The following tables show the brokerage commissions paid by the funds.
   Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year. A fund may pay both commissions and spreads in connection with the placement of portfolio transactions.
The following table shows the total amount of brokerage commissions paid by each fund.
                                      FISCAL             TOTAL
                                      YEAR               AMOUNT PAID
                                      ENDED

CONSUMER INDUSTRIES                   JULY

1998                                                            $

1997   *

CYCLICAL INDUSTRIES                   JULY

1998

1997   *

FINANCIAL SERVICES                    JULY

1998

1997   *

HEALTH CARE                           JULY

1998

1997   *

NATURAL RESOURCES                     JULY

1998

   1997*

1996   **

1995   **

TECHNOLOGY                            JULY

1998

1997   *

UTILITIES GROWTH                      JULY

1998

1997   *

   *For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds except Natural Resources and for the period November 1, 1996 to July 1, 1997 for Natural Resources
   **Fiscal year ended October 31
   Of the following tables,     the first shows the total amount of
brokerage commissions paid    by each fund     to NFSC and FBS
    for the fiscal years ended July    1998 and     1997 and for the
past three fiscal years for Natural Resources. The second table shows
the    approximate     percentage of aggregate brokerage commissions
paid    by a fund     to    NFSC and FBS for transactions involving
the approximate percentage of the aggregate dollar amount of
transactions for which the fund paid brokerage commissions     for the
fiscal year ended 1998. NFSC and FBS are paid on a commission basis.

                                                                    TOTAL AMOUNT PAID

                                    FISCAL                  TO NFSC                    TO FBS
                                    YEAR
                                    ENDED

CONSUMER INDUSTRIES                 JULY

1998                                                        $                          $

1997   *

CYCLICAL INDUSTRIES                 JULY

1998

1997   *

FINANCIAL SERVICES                  JULY

1998

1997*

HEALTH CARE                         JULY

1998

1997   *

NATURAL RESOURCES                   JULY

1998

1997   *

1996   **

1995   **

TECHNOLOGY                          JULY

1998

1997   *

UTILITIES GROWTH                    JULY

1998

1997   *

*For the period September 3, 1996 (commencement of operations) to July
31, 1997 for all funds except Natural Resources and for the period
November 1, 1996 to July 1, 1997 for Natural Resources
**Fiscal year ended October 31


                     FISCAL             % OF          % OF               % OF         % OF
                     YEAR               AGGREGATE     AGGREGATE DOLLAR   AGGREGATE    AGGREGATE
                     ENDED 199   8      COMMISSIONS   AMOUNT OF          COMMISSIONS  DOLLAR AMOUNT
                                        PAID TO NFSC  TRANSACTIONS       PAID TO FBS  OF TRANSACTIONS
                                                      EFFECTED THROUGH                EFFECTED THROUGH
                                                      NFSC                            FBS

CONSUMER INDUSTRIES  JULY                %             %                  %            %

CYCLICAL INDUSTRIES  JULY                %             %                  %            %

FINANCIAL SERVICES   JULY                %             %                  %            %

HEALTH CARE          JULY                %             %                  %            %

NATURAL RESOURCES    JULY                %             %                  %            %

TECHNOLOGY           JULY                %             %                  %            %

UTILITIES GROWTH     JULY                %             %                  %            %


   (dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate
d    ollar amount of transactions effected through, NFSC and FBS is a result of the low commission rates charged by NFSC and FBS.
   The following table shows the dollar amount of brokerage
commissions paid to firms that provided research services and the approximate dollar amount of the transactions involved for the fiscal year ended 1998.
                     FISCAL YEAR        $ AMOUNT OF           $ AMOUNT OF
                     ENDED 199   8      COMMISSIONS PAID TO    BROKERAGE
                                        FIRMS                  TRANSACTIONS
                                        THAT PROVIDED          INVOLVED*
                                        RESEARCH SERVICES*

CONSUMER INDUSTRIES  JULY                $                     $

CYCLICAL INDUSTRIES  JULY

FINANCIAL SERVICES   JULY

HEALTH CARE          JULY

NATURAL RESOURCES    JULY

TECHNOLOGY           JULY

UTILITIES GROWTH     JULY

*The provision of research services was not necessarily a factor in the placement of all this business with such firms.
   The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the
same as those of other funds managed by FMR    or its affiliates    ,
investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
Fidelity Service Company, Inc. (FSC) normally determines each class's net asset value per share (NAV) as of the close of the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing each class's NAV.
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.
Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees.
Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
PERFORMANCE
A class        may quote performance in various ways. All performance
information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each class's share price and total return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's
NAV over a stated period.    A class's total return may be calculated
by using the performance data of a previously existing class prior to the date that the new class commenced operations, adjusted to reflect
differences in sales charges but not 12b-1 fees.     Average annual
total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual total returns covering periods of less than one year are calculated by determining a class's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual total returns are a convenient means of
comparing investment alternatives, investors should realize that    a
class's     performance is not constant over time, but changes from
year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of a class. In addition to average annual total returns, a class may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a class's maximum sales charge into account and may or may not include the effect of a fund's 1.00% short-term trading fee on shares held less than 60 days. Excluding a class's sales charge or short-term trading fee from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using    a class's     net asset
values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of a class's return. Unless
otherwise indicated,    a class's     adjusted NAV is not adjusted for
sales charges, if any.
MOVING AVERAGES. A fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. The 13-week and 39-week short-term moving averages for each class of each
fund on July 31, 199   8     are shown below.
FUND                                     13-WEEK   39-WEEK

CONSUMER INDUSTRIES - CLASS A            $         $

CONSUMER INDUSTRIES - CLASS T

CONSUMER INDUSTRIES - CLASS B

CONSUMER INDUSTRIES    -     CLASS C

CONSUMER INDUSTRIES - INSTITUTIONAL

CYCLICAL INDUSTRIES - CLASS A

CYCLICAL INDUSTRIES - CLASS T

CYCLICAL INDUSTRIES - CLASS B

CYCLICAL INDUSTRIES    -     CLASS C

CYCLICAL INDUSTRIES - INSTITUTIONAL

FINANCIAL SERVICES - CLASS A

FINANCIAL SERVICES - CLASS T

FINANCIAL SERVICES - CLASS B

FINANCIAL SERVICES    -     CLASS C

FINANCIAL SERVICES - INSTITUTIONAL

HEALTH CARE - CLASS A

HEALTH CARE - CLASS T

HEALTH CARE - CLASS B

HEALTH CARE    -     CLASS C

HEALTH CARE - INSTITUTIONAL

NATURAL RESOURCES - CLASS A

NATURAL RESOURCES - CLASS T

NATURAL RESOURCES - CLASS B

NATURAL RESOURCES    -     CLASS C

NATURAL RESOURCES - INSTITUTIONAL

TECHNOLOGY - CLASS A

TECHNOLOGY - CLASS T

TECHNOLOGY - CLASS B

TECHNOLOGY    -     CLASS C

TECHNOLOGY - INSTITUTIONAL

UTILITIES GROWTH - CLASS A

UTILITIES GROWTH - CLASS T

UTILITIES GROWTH - CLASS B

UTILITIES GROWTH    -     CLASS C

UTILITIES GROWTH - INSTITUTIONAL

   CALCULATING HISTORICAL FUND RESULTS.     The following table shows
performance for each class of each fund    calculated including
certain class expenses    . Class A and Class T shares have a maximum
front-end sales charge of 5.75% and 3.50%,    respectively, which is
included in the average annual and cumulative total returns    . Class
B and Class C shares have a maximum CDSC of 5.00% and 1.00%,
   respectively    , which is included in the average annual and
cumulative total returns.    Class A, Class T, Class B and Class C
shares have a 12b-1 fee of 0.25%, 0.50%, 1.00% and 1.00%,
respectively, which is included in the average annual and cumulative total returns. Institutional Class shares do not have a sales charge or 12b-1 fee.
Total returns do not include the effect of the funds' 1.00% short-term trading fee, applicable to shares held less than 60 days.
HISTORICAL FUND RESULTS. The following table shows each class's total
return for the period ended July 31, 199   8    .



                                          AVERAGE ANNUAL TOTAL RETURNS1          CUMULATIVE TOTAL RETURNS1
                                           ONE         FIVE       TEN          ONE         FIVE         TEN
                                           YEAR        YEARS      YEARS/       YEAR        YEARS        YEARS/
                                                                  LIFE OF                               LIFE OF
                                                                  FUND*                                 FUND*



CONSUMER INDUSTRIES - CLASS A               %           %         %             %           %           %

CONSUMER INDUSTRIES - CLASS T               %           %         %             %           %           %

CONSUMER INDUSTRIES - CLASS B               %           %         %             %           %           %

CONSUMER INDUSTRIES - CLASS C               %           %         %             %           %           %

CONSUMER INDUSTRIES - INSTITUTIONAL CLASS   %           %         %             %           %           %

CYCLICAL INDUSTRIES - CLASS A               %           %         %             %           %           %

CYCLICAL INDUSTRIES - CLASS T               %           %         %             %           %           %

CYCLICAL INDUSTRIES - CLASS B               %           %         %             %           %           %

CYCLICAL INDUSTRIES - CLASS C               %           %         %             %           %           %

CYCLICAL INDUSTRIES - INSTITUTIONAL CLASS   %           %         %             %           %           %

FINANCIAL SERVICES - CLASS A                %           %         %             %           %           %

FINANCIAL SERVICES - CLASS T                %           %         %             %           %           %

FINANCIAL SERVICES - CLASS B                %           %         %             %           %           %

FINANCIAL SERVICES - CLASS C                %           %         %             %           %           %

FINANCIAL SERVICES - INSTITUTIONAL CLASS    %           %         %             %           %           %

HEALTH CARE - CLASS A                       %           %         %             %           %           %

HEALTH CARE - CLASS T                       %           %         %             %           %           %

HEALTH CARE - CLASS B                       %           %         %             %           %           %

HEALTH CARE - CLASS C                       %           %         %             %           %           %

HEALTH CARE - INSTITUTIONAL CLASS           %           %         %             %           %           %

NATURAL RESOURCES - CLASS A                 %           %         %             %           %           %

NATURAL RESOURCES - CLASS T                 %           %         %             %           %           %

NATURAL RESOURCES - CLASS B                 %           %         %             %           %           %

NATURAL RESOURCES - CLASS C                 %           %         %             %           %           %

NATURAL RESOURCES - INSTITUTIONAL CLASS     %           %         %             %           %           %

TECHNOLOGY - CLASS A                        %           %         %             %           %           %

TECHNOLOGY - CLASS T                        %           %         %             %           %           %

TECHNOLOGY - CLASS B                        %           %         %             %           %           %

TECHNOLOGY - CLASS C                        %           %         %             %           %           %

TECHNOLOGY - INSTITUTIONAL CLASS            %           %         %             %           %           %

UTILITIES GROWTH - CLASS A                  %           %         %             %           %           %

UTILITIES GROWTH - CLASS T                  %           %         %             %           %           %

UTILITIES GROWTH - CLASS B                  %           %         %             %           %           %

UTILITIES GROWTH - CLASS C                  %           %         %             %           %           %

UTILITIES GROWTH - INSTITUTIONAL CLASS      %           %         %             %           %           %


* Life of fund figures are from September 3, 1996 (commencement of operations) for Consumer Industries, Cyclical Industries, Financial
Services, Health Care, Technology, and Utilities Growth   .
1 Average annual and cumulative total returns for Class A include the
effect of paying Class A's maximum        front-end sales charge of
5.75%.
 Average annual and cumulative total returns for Class T include the
effect of paying Class T's maximum        front-end sales charge of
3.50%.
 Average annual and cumulative total returns for Class B include the effect of paying Class B's CDSC upon redemption based on the following schedule: one year or less, 5.00%; greater than one year to two years, 4.00%; greater than 2 years to four years, 3.00%; greater than four years to five years, 2.00%; greater than five years to six years, 1.00%; greater than six years, 0%.
 Average annual and cumulative returns for Class C include the effect of paying Class C's 1.00% CDSC imposed on Class C shares redeemed within one year of purchase.
 Initial offering of Class A    of each fund     took place on
September 3, 1996. For Natural Resources, Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been higher.
 Initial offering of Class B of each fund (except Natural Resources) took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
 Initial offering of Class B of Natural Resources took place on July 3, 1995. Class B returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, total returns prior to July 3, 1995 would have been lower.
    Initial offering of Class C of each fund took place on November 3,
1997.     Class C returns for each fund (except Natural Resources)
from    November 3    , 1997 through March 3, 1997 are those of Class
B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
 Class C returns for Natural Resources from    November 3    , 1997
through July 3, 1995 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class C's 12b-1 fee had been reflected, total returns prior to July 3, 1995 would have been lower.
    Initial offering of Institutional Class of Natural Resources took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class T's 12b-1 fee had not been reflected, total returns prior to July 3, 1995 would have been higher.
   Note: If FMR had not reimbursed certain class expenses during these periods, ____'s total returns would have been lower.
The following tables show the income and capital elements of each class's cumulative total return. The tables compare each class's return to the record of the S&P 500, the Dow Jones Industrial Average
(DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each class. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Each fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical
$10,000 investment in each class of each fund during the    10-year
period ended July 31, 1998     or life of each fund,    as
applicable    , assuming all distributions were reinvested.    Total
returns are based on past results and are not an indication of future
performance.     Tax consequences of different investments have not
been factored into the figures below.
During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Class A of Consumer Industries would have grown to
$   ______    , including the effect of Class A's 5.75% maximum sales
charge.


                CONSUMER INDUSTRIES - CLASS A                      INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Consumer Industries on September 3, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A
shares was $   _____    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   ______    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   ______     for
dividends and $   _____     for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Class T of Consumer Industries would have grown to
$   ______    , including the effect of Class T's 3.50% maximum sales
charge.


                 CONSUMER INDUSTRIES - CLASS T                      INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Consumer Industries on September 3, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T
shares was $   _____    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   ______    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   ______     for
dividends and $   _____     for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Class B of Consumer Industries would have grown to
$   ______    , including the effect of Class B's maximum        CDSC.


               CONSUMER INDUSTRIES - CLASS B                       INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Consumer Industries on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   ______    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   ______     for
dividends and $   _____     for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Class C of Consumer Industries would have grown to
$   ______    , including the effect of Class C's maximum CDSC.


                 CONSUMER INDUSTRIES - CLASS C                      INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


   * From September 3, 1996 (commencement of operations)
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Class C of Consumer Industries on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Institutional Class of Consumer Industries would have
grown to $   ______    .



             CONSUMER INDUSTRIES - INSTITUTIONAL CLASS             INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Consumer Industries on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   ______    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   ______     for dividends and $   _____     for capital gain
distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Class A of Cyclical Industries would have grown to
$   ______    , including the effect of Class A's 5.75% maximum sales
charge.


               CYCLICAL INDUSTRIES - CLASS A                       INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Cyclical Industries on September 3, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A
shares was $   _____    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   ______    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   ______     for
dividends and $   _____     for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Class T of Cyclical Industries would have grown to
$   ______    , including the effect of Class T's 3.50% maximum sales
charge.


                  CYCLICAL INDUSTRIES - CLASS T                     INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Cyclical Industries on September 3, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T
shares was $   _____    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   ______    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   ______     for
dividends and $   _____     for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Class B of Cyclical Industries would have grown to
$   ______    , including the effect of Class B's maximum        CDSC.


               CYCLICAL INDUSTRIES - CLASS B                       INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Cyclical Industries on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   ______    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   __    ____ for
dividends and $_   _    ___ for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
   During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1998, a hypothetical $10,000 investment in Class C of Cyclical Industries would have grown to $______, including the effect of Class C's maximum CDSC.


                CYCLICAL INDUSTRIES - CLASS C                      INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


   * From September 3, 1996 (commencement of operations)
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Class C of Cyclical Industries on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Institutional Class of Cyclical Industries would have
grown to $   ____    __.



          CYCLICAL INDUSTRIES - INSTITUTIONAL CLASS                  INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Cyclical Industries on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $_   ___    __. If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$__   __    __ for dividends and $_   ___    _ for capital gain
distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Class A of Financial Services would have grown to
$_   ___    __, including the effect of Class A's 5.75% maximum sales
charge.


               FINANCIAL SERVICES - CLASS A                        INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Financial Services on September 3, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A
shares was $_   ___    _. The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $_   ____    _. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   ___    ___ for
dividends and $   _____     for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Class T of Financial Services would have grown to
$   ____    __, including the effect of Class T's 3.50% maximum sales
charge.


                FINANCIAL SERVICES - CLASS T                       INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Financial Services on September 3, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T
shares was $   ___    __. The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   _____    _. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   ______     for
dividends and $_   __    __ for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Class B of Financial Services would have grown to
$   ___    ___, including the effect of Class B's maximum        CDSC.


                FINANCIAL SERVICES - CLASS B                        INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Financial Services on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $_   ____    _. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $_   _____     for
dividends and $   __    ___ for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
   During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1998, a hypothetical $10,000 investment in Class C of Financial Services would have grown to $______, including the effect of Class C's maximum CDSC.


                 FINANCIAL SERVICES - CLASS C                      INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


   * From September 3, 1996 (commencement of operations)
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Class C of Financial Services on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Institutional Class of Financial Services would have
grown to $_   ___    __.



           FINANCIAL SERVICES - INSTITUTIONAL CLASS                  INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Financial Services on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $_   _    ____. If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$__   _    ___ for dividends and $_   __    __ for capital gain
distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Class A of Health Care would have grown to
$_   ___    __, including the effect of Class A's 5.75% maximum sales
charge.


                      HEALTH CARE - CLASS A                        INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Health Care on September 3, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares
was $_   ___    _. The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $_   ____    _. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   ___    ___ for
dividends and $   _____     for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Class T of Health Care would have grown to
$   ____    __, including the effect of Class T's 3.50% maximum sales
charge.


                       HEALTH CARE - CLASS T                       INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Health Care on September 3, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares
was $   ___    __. The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   _____    _. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   ______     for
dividends and $_   __    __ for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Class B of Health Care would have grown to
$   ___    ___, including the effect of Class B's maximum        CDSC.


                       HEALTH CARE - CLASS B                       INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Health Care on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $_   ____    _. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $_   _____     for
dividends and $   __    ___ for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
   During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1998, a hypothetical $10,000 investment in Class C of Health Care would have grown to $______, including the effect of Class C's maximum CDSC.


                       HEALTH CARE - CLASS C                       INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


   * From September 3, 1996 (commencement of operations)
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Class C of Health Care on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Institutional Class of Health Care would have grown to
$_   ___    __.


                HEALTH CARE - INSTITUTIONAL CLASS                  INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Health Care on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $_   _    ____. If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$__   _    ___ for dividends and $_   __    __ for capital gain
distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.
   During the 10-year period ended July 31, 1998    , a hypothetical
$10,000 investment in Class A of Natural Resources would have grown to
$_   __    ___, including the effect of Class A's 5.75% sales charge.


                   NATURAL RESOURCES - CLASS A                     INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997          $           $              $              $      $        $     $

1996          $           $              $              $      $        $     $

1995          $           $              $              $      $        $     $

1994          $           $              $              $      $        $     $

1993          $           $              $              $      $        $     $

1992          $           $              $              $      $        $     $

1991          $           $              $              $      $        $     $

1990          $           $              $              $      $        $     $

1989          $           $              $              $      $        $     $


   E    xplanatory Notes: With an initial investment of $10,000 in
Class A of Natural Resources on August 1, 1988, assuming the 5.75% sales charge had been in effect, the net amount invested in Class A
shares was $   ____    _. The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $__   __    __. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $__   ____     for
dividends and $   ____    _ for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class A took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been higher.
   During the 10-year period ended July 31, 1998,     a hypothetical
$10,000 investment in Class T of Natural Resources would have grown to
$   ______    , including the effect of Class T's 3.50% sales charge.


                    NATURAL RESOURCES - CLASS T                     INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997          $           $              $              $      $        $     $

1996          $           $              $              $      $        $     $

1995          $           $              $              $      $        $     $

1994          $           $              $              $      $        $     $

1993          $           $              $              $      $        $     $

1992          $           $              $              $      $        $     $

1991          $           $              $              $      $        $     $

1990          $           $              $              $      $        $     $

1989          $           $              $              $      $        $     $


   E    xplanatory Notes: With an initial investment of $10,000 in
Class T of Natural Resources on    August 1, 1988    , assuming the
3.50% sales charge had been in effect, the net amount invested in
Class T shares was $   ___    __. The cost of the initial investment
($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   ____    __. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $_   ____    _ for
dividends and $_   ___    _ for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.
   During the 10-year period ended July 31, 1998,     a hypothetical
$10,000 investment in Class B of Natural Resources would have grown to
$   ____    __, including the effect of Class B's maximum        CDSC.


                   NATURAL RESOURCES - CLASS B                      INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997          $           $              $              $      $        $     $

1996          $           $              $              $      $        $     $

1995          $           $              $              $      $        $     $

1994          $           $              $              $      $        $     $

1993          $           $              $              $      $        $     $

1992          $           $              $              $      $        $     $

1991          $           $              $              $      $        $     $

1990          $           $              $              $      $        $     $

1989          $           $              $              $      $        $     $


   E    xplanatory Notes: With an initial investment of $10,000 in
Class B of Natural Resources on    August 1, 1988    , the net amount
invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   ____    __. If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   ____    __ for dividends and $   ___    __ for capital gain
distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on July 3, 1995. Class B returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, total returns prior to July 3, 1995 would have been lower.
   During the 10-year period ended July 31, 1998, a hypothetical $10,000 investment in Class C of Natural Resources would have grown to $______, including the effect of Class C's maximum CDSC.

                   NATURAL RESOURCES - CLASS C                     INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997          $           $              $              $      $        $     $

1996          $           $              $              $      $        $     $

1995          $           $              $              $      $        $     $

1994          $           $              $              $      $        $     $

1993          $           $              $              $      $        $     $

1992          $           $              $              $      $        $     $

1991          $           $              $              $      $        $     $

1990          $           $              $              $      $        $     $

1989          $           $              $              $      $        $     $


   Explanatory Notes: With an initial investment of $10,000 in Class C of Natural Resources on August 1, 1988, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from November 3, 1997 through July 3, 1995 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class C's 12b-1 fee had been reflected, total returns prior to July 3, 1995 would have been lower.
   During the 10-year period ended July 31, 1998    , a hypothetical
$10,000 investment in Institutional Class of Natural Resources would
have grown to $   ____    __.


            NATURAL RESOURCES - INSTITUTIONAL CLASS                  INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997          $           $              $              $      $        $     $

1996          $           $              $              $      $        $     $

1995          $           $              $              $      $        $     $

1994          $           $              $              $      $        $     $

1993          $           $              $              $      $        $     $

1992          $           $              $              $      $        $     $

1991          $           $              $              $      $        $     $

1990          $           $              $              $      $        $     $

1989          $           $              $              $      $        $     $


Explanatory Notes: With an initial investment of $10,000 in
Institutional Class of Natural Resources on    August 1, 1988    , the
net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $_   ____    _. If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$_   ___    __ for dividends and $__   __    _ for capital gain
distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Institutional Class took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 0.65% 12b-1 fee. If Class T's 12b-1 fee had not been reflected, total returns prior to July 3, 1995 would have been higher.
During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Class A of Technology would have grown to
$_   ___    __, including the effect of Class A's 5.75% maximum sales
charge.


                         TECHNOLOGY - CLASS A                       INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Technology on September 3, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares
was $_   ___    _. The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $_   ____    _. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   ___    ___ for
dividends and $   _____     for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Class T of Technology would have grown to
$   ____    __, including the effect of Class T's 3.50% maximum sales
charge.


                        TECHNOLOGY - CLASS T                        INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Technology on September 3, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares
was $   ___    __. The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   _____    _. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   ______     for
dividends and $_   __    __ for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Class B of Technology would have grown to
$   ___    ___, including the effect of Class B's maximum        CDSC.


                        TECHNOLOGY - CLASS B                       INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Technology on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $_   ____    _. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $_   _____     for
dividends and $   __    ___ for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
   During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1998, a hypothetical $10,000 investment in Class C of Technology would have grown to $______, including the effect of Class C's maximum CDSC.


                         TECHNOLOGY - CLASS C                      INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


   * From September 3, 1996 (commencement of operations)
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Class C of Technology on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Institutional Class of Technology would have grown to
$_   ___    __.


                TECHNOLOGY - INSTITUTIONAL CLASS                  INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Technology on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $_   _    ____. If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$__   _    ___ for dividends and $_   __    __ for capital gain
distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Class A of Utilities Growth would have grown to
$_   ___    __, including the effect of Class A's 5.75% maximum sales
charge.


                    UTILITIES GROWTH - CLASS A                      INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Utilities Growth on September 3, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A
shares was $_   ___    _. The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $_   ____    _. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   ___    ___ for
dividends and $   _____     for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Class T of Utilities Growth would have grown to
$   ____    __, including the effect of Class T's 3.50% maximum sales
charge.


                    UTILITIES GROWTH - CLASS T                     INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Utilities Growth on September 3, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T
shares was $   ___    __. The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   _____    _. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   ______     for
dividends and $_   __    __ for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Class B of Utilities Growth would have grown to
$   ___    ___, including the effect of Class B's maximum        CDSC.


                    UTILITIES GROWTH - CLASS B                     INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Utilities Growth on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $_   ____    _. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $_   _____     for
dividends and $   __    ___ for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
   During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1998, a hypothetical $10,000 investment in Class C of Utilities Growth would have grown to $______, including the effect of Class C's maximum CDSC.


                    UTILITIES GROWTH - CLASS C                     INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


   * From September 3, 1996 (commencement of operations)
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Class C of Utilities Growth on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the period from September 3, 1996 (commencement of operations
of the fund) to July 31, 199   8    , a hypothetical $10,000
investment in Institutional Class of Utilities Growth would have grown
to $_   ___    __.


             UTILITIES GROWTH - INSTITUTIONAL CLASS                  INDICES
PERIOD ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
              INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING**
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998          $           $              $              $      $        $     $

1997*         $           $              $              $      $        $     $


* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Utilities Growth on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $_   _    ____. If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$__   _    ___ for dividends and $_   __    __ for capital gain
distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.
PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. In addition to the mutual fund rankings, a class's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time,    a class's     performance may also be compared
to other mutual funds tracked by financial or business publications
and periodicals. For example, a    fund     may quote Morningstar,
Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
A class's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a class's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
Each fund may compare its performance to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks.
A class may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In advertising materials, Fidelity may reference or discuss its
products and services, which may include        other Fidelity funds;
retirement investing; model portfolios or allocations; and saving for college or other goals. In addition, Fidelity may quote or reprint financial or business publications and periodicals, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products.
Each fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.
Each fund may be advertised as part of a no transaction fee (NTF) program in which Fidelity and non-Fidelity mutual funds are offered. An NTF program may advertise performance results.
A class may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote the fund's current portfolio manager.
VOLATILITY. A class may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare a class's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.
MOMENTUM INDICATORS indicate a class's price movements over specific periods of time. Each point on the momentum indicator represents a class's percentage change in price movements over that period.
A    fund     may advertise examples of the effects of periodic
investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of July 31, 199   8, FMR advised over $__ billion in municipal fund
assets, $__ billion in money market fund assets, $___ billion in equity fund assets, $__ billion in international fund assets, and
$___     billion in Spartan(registered trademark) fund assets. The
funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
CLASS A SHARES ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to
waive Class A's        front-end sales charge in connection with a
fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's front-end sales charge in certain instances because of efficiencies in those sales of shares. The sales charge will not apply:
1. to shares purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (including 403(b)
programs, but otherwise as defined in ERISA)   ;
2. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee
benefit plans     (including 403(b) programs, but otherwise as defined
in ERISA)    and accounts managed by third parties do not qualify for
this waiver    ;
3.    to shares purchased by a broker-dealer for a managed account
that is charged an asset-based fee    . Employee benefit plans
   (including 403(b) programs, but otherwise as defined in ERISA    )
do not qualify for this waiver;
4. to shares purchased        by a registered investment adviser that
is not part of an organization primarily engaged in the brokerage
business    for an account that is managed on a discretionary basis
and is charged an asset-based fee    . Employee benefit plans
   (including 403(b) programs, but otherwise as defined in ERISA)
do not qualify for this waiver;
5. to shares purchased for (i) an employee benefit plan    (including
403(b) programs, but otherwise as defined in ERISA)     having $25
million or more in plan assets    or (ii) an employee benefit plan
(including 403(b) programs, but otherwise as defined in ERISA) that is part of an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently
requires the plan to invest in Class A shares    ; or
   6. to shares purchased prior to December 31, 1998 by shareholders who have closed their Class A Municipal Bond, Class A California Municipal Income, or Class A New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.
   A     sales load waiver form must accompany these transactions.
CLASS T SHARES ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to
waive Class T's        front-end sales charge in connection with a
fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class T's front-end sales charge in certain instances because of efficiencies in those sales of shares. The sales charge will not apply:
1. to shares purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (including 403(b)
programs, but otherwise as defined in ERISA)   ;
2. to shares purchased by a trust institution or bank trust department
for a    managed account that is charged an asset-based fee.
Accounts     managed by third parties do not qualify for this waiver;
3. to shares purchased by a broker-dealer for a managed account
   that is charged an asset-based fee    ;
4. to shares purchased        by a registered investment adviser that
is not part of an organization primarily engaged in the brokerage
business    for an account that is managed on a discretionary basis
and is charged an asset-based fee    ;
5. to shares purchased for an employee benefit plan    (as defined by
ERISA (except SIMPLE IRA, SEP, AND SARSEP plans and plans covering self-employed individuals and their employees (formerly, Keogh/H.R. 10 plans), but including 403(b) programs));
6. to shares    purchased fo    r a Fidelity or Fidelity Advisor
account        (including purchases by exchange) with the proceeds of
a distribution from        (i) an insurance company separate account
   used to fund annuity contracts for employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA) that
are invested in Fidelity Advisor or     Fidelity funds or (ii) an
    employee benefit plan    (including 403(b) programs, but otherwise
as defined in ERISA) that is invested in Fidelity Advisor or
Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);
7. to shares purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;
9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular
employee of FMR Corp. or Fidelity International Limited    (FIL)
or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
10. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
11. to shares purchased by a bank trust officer, registered
representative, or other employee (   or a member of one of     their
immediate families) of investment professionals    having agreements
with FDC    ;
12. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code);
13. to shares purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or
   14. to shares purchased prior to December 31, 1998 by shareholders who have closed their Class T Municipal Bond, Class T California Municipal Income, or Class T New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.
A sales load waiver must accompany these transactions.
CLASS B AND CLASS C SHARES ONLY
The contingent deferred sales charge (CDSC) on Class B and Class C shares may be waived (1) in the case of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability; (2) in connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code; (3) in connection with redemptions through the Fidelity Advisor Systematic
Withdrawal Program;    or (4) APPLICABLE TO CLASS C ONLY: in
connection with any redemptions from an employee benefit plan (including 403(b) programs but otherwise as defined by ERISA).
A sales load waiver form must accompany these transactions.
    INSTITUTIONAL CLASS SHARES ONLY
   Institutional Class shares are offered to:
   1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans (including 403(b) programs, but otherwise as defined by ERISA) must have at least $50 million in plan assets;
   2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business and the program (i) charges an asset-based fee, and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, non-employee benefit plan accounts in the program must be managed on a discretionary basis;
   3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;
   4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;
and
   5. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or FIL or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee.
   For purchases made by managed account programs or insurance company separate accounts, FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.
 FOR CLASS A AND CLASS T SHARES ONLY
FINDER'S FEE.    For all funds, o    n eligible purchases of (i) Class
A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more,
   or     (iii) Class T shares in amounts of $1 million or more,
investment professionals will be compensated with a fee at the rate of
0.25% of the purchase amount.    Except as provided below,     Class A
eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s) of an investor
(including an employee benefit plan    (including 403(b) programs, but
otherwise as defined by ERISA)    ) past $25 million; a load waived
trade that brings the value of the accumulated account(s) of an
investor    (including an employee benefit plan (including 403(b)
programs, but otherwise as defined by ERISA)    ) past $1 million; a
trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent".
   Except as provided below,     Class T eligible purchases are the
following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee
benefit plan    (including 403(b) programs, but otherwise as defined
by ERISA)    ) past $1 million; a trade for an investor with an
accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
   For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund will not be considered "eligible purchases."
Any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares that have been held for the longest period of time.
With respect to employee benefit plans    (including 403(b) programs,
but otherwise as defined by ERISA)    , the Class A or Class T CDSC
does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70 1/2.
CLASS A, CLASS T, CLASS B, AND CLASS C SHARES ONLY
QUANTITY DISCOUNTS. To obtain a reduction of the front-end sales charge on Class A or Class T shares, you or your investment
professional must notify    Fidelity     at the time of purchase
whenever a quantity discount is applicable to your purchase. Upon such notification, you will receive the lowest applicable front-end sales charge.
For purposes of qualifying for a reduction in front-end sales charges under the Combined Purchase, Rights of Accumulation or Letter of Intent programs, the following may qualify as an individual or a "company" as defined in Section 2(a)(8) of the 1940 Act: an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or a parent-subsidiary group of "employee benefits plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations as defined under Section 501(c)(3) of the Internal Revenue Code.
RIGHTS OF ACCUMULATION permit reduced front-end sales charges on any future purchases of Class A or Class T shares after you have reached a new breakpoint in a fund's sales charge schedule. The value of currently held (i) Fidelity Advisor fund Class A, Class T, Class B and Class C shares, (ii) Advisor B Class and C Class shares of Treasury Fund and (iii) Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund, is determined at the current day's NAV at the close of business, and is added to the amount of your new purchase valued at the current offering price to determine your reduced front-end sales charge. LETTER OF INTENT. You may obtain Class A or Class T shares at the same reduced front-end sales charge by filing a non-binding Letter of Intent (Letter) within 90 days of the start of Class A or Class T purchases. Each Class A or Class T investment you make after signing the Letter will be entitled to the front-end sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase of Class A or Class T shares toward a $50,000 Letter would receive the same reduced sales charge as if the $50,000 had been invested at one time. Purchases of Class B and Class C shares during the 13-month period also will count toward the completion of the Letter. To ensure that you receive a reduced front-end sales charge on future purchases, you or your investment professional must inform Fidelity that the Letter is in effect each time Class A or Class T shares are purchased. Reinvested income and capital gain distributions do not count toward the completion of the Letter.
Your initial investment must be at least 5% of the total amount you plan to invest. Out of the initial purchase, Class A or Class T shares equal to 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. The Class A or Class T shares held in escrow cannot be redeemed or exchanged until the Letter is satisfied or the additional sales charges have been paid. You will earn income dividends and capital gain distributions on escrowed Class A or Class T shares. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter.
If you purchase more than the amount specified in the Letter and qualify for a future front-end sales charge reduction, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional Class A or Class T shares at the then-current offering price applicable to the total purchase.
If you do not complete your purchase under the Letter within the 13-month period, 30 days' written notice will be provided for you to pay the increased front-end sales charges due. Otherwise, sufficient escrowed Class A or Class T shares will be redeemed to pay such charges.
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM. You can make regular
investments in Class A, Class T, Class B, or Class C        shares of
the funds monthly, bimonthly, quarterly, or semi-annually with the Systematic Investment Program by completing the appropriate section of the account application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign.
You may cancel your participation in the Systematic Investment Program at any time without payment of a cancellation fee. You will receive a confirmation from the transfer agent for every transaction, and a debit entry will appear on your bank statement.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM. If you own Class A, Class T, or Institutional Class shares worth $10,000 or more, you can have monthly, quarterly or semi-annual checks sent from your account to you, to a person named by you, or to your bank checking account. If you own Class B or Class C shares worth $10,000 or more you can have monthly or quarterly checks sent from your account to you, to a person named by you, or to your bank checking account. Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the value of the account and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount. Your Systematic Withdrawal Program payments are drawn from Class A, Class T, Class B, Class C, or Institutional Class share redemptions, as applicable. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted.
ALL CLASSES
Each fund is open for business and    each class's     NAV        is
calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings for 1998: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at
any time.    In addition, on days when the Federal Reserve Wire System
is closed, federal funds wires cannot be sent.
FSC normally determines each class's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a class's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business. If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each class's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
DISTRIBUTIONS AND TAXES
   D    IVIDENDS. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. Because each fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the fund that qualifies for the deduction generally will be less than 100%. Each fund will notify corporate shareholders annually of the percentage of fund dividends that qualifies for the dividends-received
deduction.    A portion of each fund's dividends derived from certain
U.S. Government securities may be exempt from state and local
taxation.     Gains (losses) attributable to foreign currency
fluctuations are generally taxable as ordinary income, and therefore
will increase (decrease) dividend distributions.    If a fund's
distributions exceed its net investment company taxable income during a taxable year, all or a portion of the distributions made in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's cost basis in the
fund.     Short-term capital gains are distributed as dividend income.
Each fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by each fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains.
As of July 31, 199   8    , Consumer Industries hereby designates
approximately $   _______     as a capital gain dividend for the
purpose of the dividend-paid deduction.
As of July 31, 199   8    , Cyclical Industries hereby designates
approximately $   _______     as a capital gain dividend for the
purpose of the dividend-paid deduction.
As of July 31, 199   8    , Financial Services hereby designates
approximately $   _______     as a capital gain dividend for the
purpose of the dividend-paid deduction.
As of July 31, 199   8    , Health Care hereby designates
approximately $   _______     as a capital gain dividend for the
purpose of the dividend-paid deduction.
As of July 31, 199   8    , Natural Resources hereby designates
approximately $   _______     as a capital gain dividend for the
purpose of the dividend-paid deduction.
As of July 31, 199   8    , Technology hereby designates approximately
$   _______     as a capital gain dividend for the purpose of the
dividend-paid deduction.
As of July 31, 199   8    , Utilities Growth hereby designates
approximately $   _______     as a capital gain dividend for the
purpose of the dividend-paid deduction.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. Because each fund does not currently anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.
Each fund is treated as a separate entity from the other funds, if
any, of    its trust     for tax purposes.
If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on a fund with respect to deferred taxes arising from such distributions or gains. Generally, a fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (6   8    ), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman
and a Director of    Fidelity Investments Money Management, Inc.
(1998    ), Fidelity Management & Research (U.K.) Inc., and Fidelity
Management & Research (Far East) Inc.
J. GARY BURKHEAD (5   7    ), Member of the Advisory Board (1997), is
Vice Chairman and a Member of the Board of Directors of FMR Corp.
(1997) and President of    Fidelity Personal Investments and Brokerage
Group (1997)    . Previously, Mr. Burkhead served as President of
Fidelity Management & Research Company.
RALPH F. COX (6   6    ), Trustee, is President of RABAR Enterprises
(management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (6   6    ), Trustee. Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
ROBERT M. GATES (5   4    ), Trustee (1997), is a consultant, author,
and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates also is a Trustee of the Forum for International
Policy    and of the Endowment Association of the College of William
and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.
E. BRADLEY JONES (   70    ), Trustee. Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc. (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (6   5    ), Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association,
   Director of the Yale-New Haven Health Services Corp. (1998),     a
Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (5   5    ), Trustee, is Vice Chairman and Director of
FMR   .     Prior to May 31, 1990, he was a Director of FMR and
Executive Vice President of FMR (a position he held until March 31,
1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (6   4    ), Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (   70    ), Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and
electronic products) from 1987-1996    and Brush-Wellman Inc. (metal
refining) from 1983-1997.
MARVIN L. MANN (6   5    ), Trustee (1993), is Chairman of the Board,
President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals,
1993), Imation Corp. (imaging and information storage, 1997), and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way
(1993) and is a member of the University of Alabama President's
Cabinet.
*ROBERT C. POZEN (51), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a
Director of    Fidelity Investments Money Management, Inc. (1998)    ,
Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (6   9    ), Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).
   ERIC D. ROITER (49), Secretary (1998), is Vice President (1998) and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).
RICHARD A. SILVER (5   1    ), Treasurer (1997), is Treasurer of the
Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
JOHN H. COSTELLO (5   1    ), Assistant Treasurer, is an employee of
FMR.
LEONARD M. RUSH (5   2    ), Assistant Treasurer (1994), is an
employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his
or her services for the fiscal year ended July 31, 199   8    , or
calendar year ended December 31, 199   7    , as applicable.
COMPENSATION TABLE



AGGREG
ATE
COMPEN
SATION
FROM A
FUND
J. Gary       Ralph F.   Phyllis  Robert  Edward     E.     Donald  Peter   William  Gerald C.   Marvin  Robert C. Thomas R.
Burkhead**    Cox        Burke      M.       C.    Bradley    J.      S.     O.      McDonough   L. Mann  Pozen    Williams
                         Davis    Gates   Johnson   Jones    Kirk   Lynch   McCoy                  **
                                   ***      3d**              **     ****



Consumer
Industries
B,C
   $           $          $         $        $         $      $      $       $         $          $       $         $


Cyclical
Industries B, D
   $           $          $         $        $         $      $      $       $         $          $       $         $

Financial
Services B,
E
   $           $          $         $        $         $      $      $       $         $          $        $        $


Health
  $           $           $         $        $         $      $      $       $         $          $        $        $
CareB, F

Natural
  $           $           $         $        $         $      $      $       $         $          $        $        $
Resources
B, G

Technolog
  $           $           $         $        $         $      $      $       $         $          $        $        $
y B, H

Utilities
  $           $           $         $        $         $      $      $       $         $          $        $        $
GrowthB, I

TOTAL
  $           $           $         $        $         $      $      $      $          $          $        $        $
COMPE
NSATIO
N FROM
THE
FUND
COMPLE
X*, A


* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.
** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.
***     Mr. Gates was elected to the Board of Trustees of Fidelity
Advisor Series VII on September 17, 1997.
****    Mr. McCoy was elected to the Board of Trustees of Fidelity
Advisor Series VII on September 17, 1997.
    A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows:
Ralph F. Cox, $___; Phyllis Burke Davis, $___; Robert M. Gates, $___;
E. Bradley Jones, $___; Donald J. Kirk, $___; William O. McCoy, $___; Gerald C. McDonough, $___; Marvin L. Mann, $___; and Thomas R. Williams, $___. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph
F. Cox, $___; Marvin L. Mann, $___; and Thomas R. Williams, $___.
   B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.
   C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.
   D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.
   E The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.
   F The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.
   G The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.
   H The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.
   I The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.
   J Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: ____, ____, $____; ____, ____, $____; ____, ____, $____; and
____, ____, $____.
   U    nder a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the
Plan    are subject to vesting     and are treated as though
equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
   As of August 31, 1998, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than __% of ___'s total outstanding shares.
MANAGEMENT CONTRACTS
Each fund    has entered into a management contract with FMR, pursuant
to which FMR furnishes investment advisory and other services.
MANAGEMENT SERVICES.        Under the terms of its management contract
with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, pricing and bookkeeping agent, and securities lending agent, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund, or each class thereof, as applicable, include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. MANAGEMENT FEES. For the services of FMR under the management contract, each fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.
   During the periods reported, FMR voluntarily modified the breakpoints in the group fee rate schedule on January 1, 1996 to provide for lower management fee rates as FMR's assets under management increase.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.
GROUP FEE RATE SCHEDULE      EFFECTIVE ANNUAL FEE RATES

Average Group    Annualized  Group Net       Effective Annual Fee
Assets            Rate       Assets          Rate

 0 - $3 billion  .5200%       $ 0.5 billion  .5200%

 3 - 6           .4900         25            .4238

 6 - 9           .4600         50            .3823

 9 - 12          .4300         75            .3626

 12 - 15         .4000         100           .3512

 15 - 18         .3850         125           .3430

 18 - 21         .3700         150           .3371

 21 - 24         .3600         175           .3325

 24 - 30         .3500         200           .3284

 30 - 36         .3450         225           .3249

 36 - 42         .3400         250           .3219

 42 - 48         .3350         275           .3190

 48 - 66         .3250         300           .3163

 66 - 84         .3200         325           .3137

 84 - 102        .3150         350           .3113

 102 - 138       .3100         375           .3090

 138 - 174       .3050         400           .3067

 174 - 210       .3000         425           .3046

 210 - 246       .2950         450           .3024

 246 - 282       .2900         475           .3003

 282 - 318       .2850         500           .2982

 318 - 354       .2800         525           .2962

 354 - 390       .2750         550           .2942

 390 - 426       .2700

 426 - 462       .2650

 462 - 498       .2600

 498 - 534       .2550

 Over 534        .2500

   T    he group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual
fee rate at $   ___     billion of group net assets - the approximate
level for July 1998 - was    __    %, which is the weighted average of
the respective fee rates for each level of group net assets up to
$   __     billion.
   Each fund's individual fund fee rate is __%.     Based on the
average group net assets of the funds advised by FMR for July
199   8    , each fund's annual management fee rate would be
calculated as follows:

                     Group Fee Rate       Individual Fund Fee Rate       Management
                                                                         Fee Rate

Consumer Industries  0.__%           +    0.___%                    =    0.___%

Cyclical Industries  0.__%           +    0.___%                    =    0.___%

Financial Services   0.__%           +    0.___%                    =    0.___%

Health Care          0.__%           +    0.___%                    =    0.___%

Natural Resources    0.__%           +    0.___%                    =    0.___%

Technology           0.__%           +    0.___%                    =    0.___%

Utilities Growth     0.__%           +    0.___%                    =    0.___%




   O    ne-twelfth of this annual management fee rate is applied to each fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.
The following table shows the amount of management fees paid by each fund to FMR for the fiscal periods ended July 31, 1998 and, for Natural Resources, for the fiscal years ended October 31, 1996 and
1995   .
Fund
                     Fiscal Years Ended  Management Fees
                     July 31             Paid to FMR

Consumer Industries  1998                $

                     1997*               $

Cyclical Industries  1998                $

                     1997*               $

Financial Services   1998                $

                     1997*               $

Health Care          1998                $

                     1997*               $

Natural Resources    1998                $

                        19    97*        $

                     1996**              $

                     1995**              $

Technology           1998                $

                     1997*               $

Utilities Growth     1998                $

                     1997*               $

* For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds other than Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources.
** Fiscal year ended October 31
   During the reporting period, FMR voluntarily modified the breakpoints in the group fee rate schedule on January 1, 1996 to provide for lower management fee rates as FMR's assets under management increase.
FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses), which is subject to revision or termination. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase a class's total returns, and repayment of the reimbursement by a class will lower its total returns.
SUB-ADVISERS. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.
On behalf of each fund, FMR may also grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds. Currently, FMR U.K. and FMR Far East each focus on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.
FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. Under the sub-advisory agreements FMR pays the fees of FMR U.K. and FMR Far East. For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
On behalf of each fund, for providing discretionary investment management and executing portfolio transactions, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee rate with respect to each fund's average net assets managed by the sub-adviser on a discretionary basis.
For providing investment advice and research services, fees paid to
   the sub-advisers     by FMR for the fiscal periods ended July 31,
1998 and 1997, and, for Natural Resources, for the past three fiscal
   periods     are shown in the table below.



FUND                   FEES PAID BY FMR TO FMR U.K.                             FEES PAID BY FMR TO FMR FAR EAST

                        1998         1997              1996                             1998         1997     1996

Consumer Industries     $            $   *        $        N/A                          $            $ *      $        N/A

Cyclical Industries                      *                 N/A                                         *               N/A

Financial Services                       *                 N/A                                         *               N/A

Health Care                              *                 N/A                                         *</r >

        N/A

Natural Resources                        *                 **                                          *               **

Technology                               *                 N/A                                         *               N/A

Utilities Growth                         *                 N/A                                         *               N/A



TOTAL                   $            $            $                                      $            $       $


* For the period September 3, 1996 (commencement of operations) through July 31, 1997 for all funds other than Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources ** For the fiscal year ended October 31
   For discretionary investment management and execution of portfolio transactions, fees paid to the sub-advisers for the past three fiscal periods ended July 31, 1998 and 1997, and, for Natural Resources, for the past three fiscal periods are shown in the table below.



FUND                   FEES PAID BY FMR TO FMR U.K.                             FEES PAID BY FMR TO FMR FAR EAST

                        1998         1997              1996                             1998         1997     1996

Consumer Industries     $            $   *        $        N/A                          $            $ *      $        N/A

Cyclical Industries                      *                 N/A                                         *               N/A

Financial Services                       *                 N/A                                         *               N/A

Health Care                              *                 N/A                                         *</r >

        N/A

Natural Resources                        *                 **                                          *               **

Technology                               *                 N/A                                         *               N/A

Utilities Growth                         *                 N/A                                         *               N/A



TOTAL                   $            $            $                                      $            $       $


   * For the period September 3, 1996 (commencement of operations) through July 31, 1997 for all funds other than Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural
Resources
   ** For the fiscal year ended October 31
DISTRIBUTION AND SERVICE PLANS
The Trustees have approved Distribution and Service Plans on behalf of each class of shares of the funds (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class B, Class C, and Institutional Class shares of the funds and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.
Pursuant to the Class A Plans, FDC is paid a    monthly
distribution fee at an annual rate of up to 0.75%    of Class A's
average net assets    . Pursuant to the Class T Plans, FDC is paid a
   monthly     distribution fee at an annual rate of up to 0.75%    of
Class T's average net assets     (except for Natural Resources).
Pursuant to Natural Resources' Class T Plan, FDC is paid a
   monthly     distribution fee at an annual rate of up to 0.65%    of
Class T's average net assets    .  Pursuant to the Class B Plans, FDC
is paid a    monthly     distribution fee at an annual rate of up to
0.75%    of Class B's average net asset    s. Pursuant to the Class C
Plans, FDC is paid a    monthly     distribution fee at an annual rate
of up to 0.75%    of Class C's average net assets    . For the purpose
of calculating the distribution fees, average net assets are determined at the close of business on each day throughout the month. Currently, the Trustees have approved a distribution fee for Class A
at an annual rate of 0.25%    of its average net assets    ; a
distribution fee for Class T at an annual rate of 0.50%    of its
average net assets    ; a distribution fee for Class B at an annual
rate of 0.75% of its average net assets; and a distribution fee for
Class C at an annual rate of 0.75%    of its average net assets    .
   These     fee rates may be increased only when, in the opinion of
the Trustees, it is in the best interests of the shareholders of the applicable class to do so. Class B and Class C of each fund also pay
   investment professionals     a service fee at an annual rate of
0.25% of Class B's or Class C's, as applicable, average    daily
net assets determined at the close of business on each day throughout
the month    for personal service and/or the maintenance of
shareholder accounts    .
Currently, the full amount of distribution fees paid by Class A and Class T is reallowed to investment professionals (including FDC) as compensation for their services in connection with the distribution of Class A or Class T shares, as applicable, and for providing support services to Class A or Class T shareholders, as applicable, based upon the level of services provided.
Currently, the full amount of distribution fees paid by Class B is retained by FDC as compensation for its services and expenses in connection with the distribution of Class B shares, and the full amount of service fees paid by Class B is reallowed to investment professionals (including FDC) for providing personal service to and/or maintenance of Class B shareholder accounts.
Currently    and except as provided below    , for the first year of
investment, the full amount of distribution fees paid by Class C is retained by FDC as compensation for its services and expenses in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is retained by FDC for providing personal service to and/or maintenance of Class C
shareholder accounts.    Normally    , after the first year of
investment, the full amount of distribution fees paid by Class C is reallowed to investment professionals (including FDC) as compensation for their services in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is reallowed to investment professionals (including FDC) for providing personal service to and/or maintenance of Class C shareholder
accounts.    For purchases of Class C shares made for an employee
benefit plan (including 403(b) programs, but otherwise as defined in ERISA), during the first year of investment and thereafter, the full amount of distribution fees and service fees paid by such Class C shares is reallowed to investment professionals (including FDC) as compensation for their services in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.
The table below shows the distribution fees paid for Class A shares of
each fund for the fiscal periods ended July 31, 199   8     and 1997
(Class A shares were not offered prior to September 3, 1996).

CLASS A DISTRIBUTION FEES
                                      1998                                       1997

FUND                PAID TO        RETAINED BY   TOTAL          PAID TO        RETAINED BY   TOTAL
                    INVESTMENT     FDC                          INVESTMENT     FDC
                    PROFESSIONALS                               PROFESSIONALS


Consumer             $             $             $              $              $            $
Industries

Cyclical Industries

Financial Services

Health Care

Natural Resources

Technology

Utilities Growth

CLASS T DISTRIBUTION FEES
The table below shows the distribution fees paid for Class T shares of
each fund for the fiscal periods ended July 31, 199   8     and 1997
(Class T shares were not offered prior to September 3, 1996 for each fund except Natural Resources). For the fiscal year ended October 31, 1996, Class T of Natural Resources paid FDC distribution fees of
$   ____    , of which    $____ was paid to investment professionals
and $___ was retained by FDC.


                                      1998                                       1997

FUND                PAID TO        RETAINED BY   TOTAL          PAID TO        RETAINED BY   TOTAL
                    INVESTMENT     FDC                          INVESTMENT     FDC
                    PROFESSIONALS                               PROFESSIONALS


Consumer             $             $             $              $              $            $
Industries

Cyclical Industries

Financial Services

Health Care

Natural Resources

Technology

Utilities Growth

* For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds except Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources.
CLASS B DISTRIBUTION AND SERVICE FEES
The table below shows the distribution and shareholder service fees paid for Class B shares of each fund for the fiscal periods ended July
31, 199   8     and 1997 (Class B shares were not offered prior to
March 3, 1997 for each fund except Natural Resources). For the fiscal year ended October 31, 1996, Class B of Natural Resources paid FDC distribution fees of $____, all of which was retained by FDC. In addition, for the fiscal year ended October 31, 1996, Class B of
Natural Resources paid FDC shareholder service fees of $____,    all
of which was paid to investment professionals    .

                                      1998                                               1997*

FUND            DISTRIBUTION   RETAINED   SHAREHOLDER   RETAINED   DISTRIBUTION   RETAINED   SHAREHOLDER   RETAINED
                FEES           BY FDC     SERVICE FEES  BY FDC     FEES           BY FDC     SERVICE FEES  BY FDC


Consumer        $              $          $             $          $              $          $             $
Industries

Cyclical
Industries

Financial
Services

Health Care

Natural
Resources

Technology

Utilities
Growth

* For the period March 3, 199 7 (commencement of Class B for all funds except Natural Resources) to July 31, 1997 and for the period November 1, 1996 to July 31, 1997 for Natural Resources.
   CLASS C DISTRIBUTION AND SERVICE FEES
   The table below shows the distribution and shareholder service fees paid for Class C shares of each fund for the fiscal periods ended July 31, 1998 (Class C shares were not offered prior to November 3, 1997).


                                                         1998

FUND                    DISTRIBUTION FEES  RETAINED BY FDC  SHAREHOLDER SERVICE   RETAINED BY FDC
                                                            FEES


Consumer Industries     $                  $                $                     $

Cyclical
Industries

Financial Services

Health Care

Natural
Resources

Technology

Utilities Growth

Under each    Institutional Class     Plan, if the payment of
management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Institutional Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of Institutional Class shares. In addition, each Institutional Class Plan provides that FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of Institutional Class shares, or provide shareholder support services. Currently, the Board
of Trustees has authorized such payments for    Institutional
Class     shares.
Under each    Class A, Class T, Class B, and Class C     Plan, if the
payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Class A, Class T, Class B, and Class C Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits, or its other resources, to pay FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to third parties that engage in the sale of the applicable class's shares or to third parties, including banks, that provide shareholder support services. Currently, the Board of Trustees has authorized such payments for
   Class A, Class T, Class B, and Class C     shares.
   Payments made by FMR either directly or through FDC to third parties for the fiscal year ended 1998 amounted to $____ for ____, $____ for ____, and $_____ for ____.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and its shareholders. In particular, the Trustees noted that each Institutional Class Plan does not authorize payments by the Institutional Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of the shares of the applicable class, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
Each Class A, Class T, Class B, and Class C Plan does not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.
   T    he Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
CONTRACTS WITH FMR AFFILIATES
Each class    of each fund     has entered into a transfer agent
agreement with FIIOC, an affiliate of FMR. Under the terms of the agreements, FIIOC performs transfer agency, dividend disbursing, and shareholder services for each class of each fund.
   For providing transfer agency services,     FIIOC    receives an
account fee and an asset-based fee each paid monthly with respect to each account in a fund. For retail accounts and certain institutional accounts, these fees are based on account size and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type (i.e., omnibus or non-omnibus) and, for non-omnibus accounts, fund type. The account fees are subject to increase based on postage rate changes.
The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.
FIIOC also collects small account fees from certain accounts with balances of less than $2,500.
FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
Each fund has    also     entered into a service agent agreement with
FSC.        Under the terms of the agreements, FSC calculates the NAV
and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are
 .0600%        of the first $500 million of average net assets and
 .0300%        of average net assets in excess of $500 million. The
fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 and a maximum of $800,000 per year. Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the fiscal
periods ended July 31, 199   8     and 1997 and, for Natural
Resources, for the past three fiscal years are shown in the table below.
Fund                 1998  1997*  1996

Consumer Industries  $     $       N/A

Cyclical Industries  $     $       N/A

Financial Services   $     $       N/A

Health Care          $     $       N/A

Natural Resources    $     $      $ **

Technology           $     $       N/A

Utilities Growth     $     $       N/A

* For the period September 3, 1996 (commencement of operations) to
July 31, 1997 for all funds    except     Natural Resources and for
the period November 1, 1996 to July 31, 1997 for Natural Resources.
   ** Fiscal year ended October 31
For administering each fund's securities lending program, FSC receives fees based on the number and duration of individual securities loans. For the fiscal year ended July 31, 1997, the funds paid no securities
lending fees. For the fiscal year ended 1996   ,     Natural Resources
paid no securities lending fees.
   Securities lending fees paid by the funds to FSC for the fiscal year ended July 31, 1998 are shown in the table below.
Fund                 1998

Consumer Industries  $

Cyclical Industries  $

Financial Services   $

Health Care          $

Natural Resources    $

Technology           $

Utilities Growth     $

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR organized as a Massachusetts corporation on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
Sales charge revenues collected and retained by FDC for the periods
ended July 31, 199   8     and 1997 and, for Natural Resources, for
the past three fiscal years are shown in the table below.



                                 SALES CHARGE REVENUE                                     CDSC REVENUE

             FISCAL PERIOD     AMOUNT PAID             AMOUNT RETAINED       AMOUNT PAID             AMOUNT RETAINED BY
             ENDED             TO FDC                      BY FDC               TO FDC                      FDC

                             CLASS A   CLASS T        CLASS A   CLASS T     CLASS B     CLASS C     CLASS B      CLASS C

CONSUMER     July 31, 1998   $         $              $         $           $           $           $            $
INDUSTRIES

             July 31, 1997*

CYCLICAL     July 31, 1998
INDUSTRIES

             July 31, 1997*

FINANCIAL    July 31, 1998
SERVICES

             July 31, 1997*

HEALTH CARE  July 31, 1998

             July 31, 1997*

NATURAL      July 31, 1998
RESOURCES

             July 31, 1997*

             October 31, 1996**

TECHNOLOGY   July 31, 1998

             July 31, 1997*

UTILITIES    July 31, 1998
GROWTH

             July 31, 1997*


* For the period September 3, 1996 (commencement of operations) to
July 31, 1997 for all funds    except     Natural Resources and for
the period November 1, 1996 to July 31, 1997 for Natural Resources.
** Fiscal year ended October 31.
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth Fund are funds of Fidelity Advisor Series VII an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 21, 1980 as amended and restated October 12, 1987 and July 18, 1991, and as supplemented April 15, 1993 and September 30, 1997. On July 18, 1991, the Board of Trustees voted to change the name of the trust from Plymouth Securities Trust to Fidelity Securities Trust, and on April 15, 1993 the Board of Trustees voted to change the name of the trust to Fidelity Advisor Series VII. Currently, there are seven funds of the trust: Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund , Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth Fund. The Declaration of Trust permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund
and with a share of the general    expenses     of the trust. Expenses
with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given
fund, or which are general or allocable to all of the funds   .     In
the event of the dissolution or liquidation of the trust, shareholders
of each fund        are entitled to receive as a class the underlying
assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value
of net asset value you own. The shares have no preemptive        or
conversion rights; the voting and dividend rights, th   e     right of
redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Declaration of Trust, call meetings of the trust or a fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose
of voting on removal of one or more Trustees. The trust or    any
fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the fund or trust. If not so terminated, the trust and the funds will continue indefinitely. Each fund may invest all of its assets in another investment company. CUSTODIAN. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Natural Resources. The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, New York, is custodian of the assets of Consumer Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. A custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of its custodian and may purchase securities from or sell securities to the custodian. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of Natural Resources' custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR.    ______    , One Post Office Square, Boston, Massachusetts
serves as each fund's independent accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the fiscal year ended July 31, 1998, and report of the auditor, are included in the funds' Annual Report, which is a separate report supplied with this SAI. The funds' financial statements, including the financial highlights, and report of the auditor are incorporated herein by reference. For a free additional copy of the funds' Annual Report, contact FDC at 1-800-544-8888, 82 Devonshire Street, Boston, MA 02109, or your investment professional.
APPENDIX
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody's applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories. AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
   Fidelity and Spartan are registered trademarks of FMR Corp. Fidelity Advisor Focus Funds is a service mark of FMR Corp.
   The third party marks appearing above are the marks of their respective owners.
PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)   (1)   Financial Statements and Financial Highlights included in
the Annual Reports for Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth Fund for the fiscal year ended July 31, 1998, will be filed by subsequent amendment.
(b) Exhibits:
(1) (a) Amended and Restated Declaration of Trust dated October 12, 1987 was filed and is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 31.
     (b) Amendment to the Fund's Declaration of Trust, dated December 20, 1991, was filed and is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 31.
     (c) Amendment to the Fund's Declaration of Trust, dated April 15, 1993, was filed and is incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 31.
     (d) Amendment to the Declaration of Trust, dated September 30, 1997 was filed and is incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 38.
(2) (a) Bylaws of the Trust are incorporated herein by reference to
Exhibit 2(a) of Post-Effective Amendment 37.
(3)  Not applicable.
(4)  Not applicable.
(5) (a) Management Contract between Fidelity Advisor Natural Resources Fund and Fidelity Management & Research Co., dated October 31, 1997, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 38.
 (b) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Natural Resources Fund, and Fidelity Management & Research (U.K.) Inc., dated October 31, 1997, is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 38.
 (c) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Natural Resources Fund, and Fidelity Management & Research (Far East) Inc., dated October 31, 1997, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 38.
 (d) Management Contract between Fidelity Advisor Consumer Industries Fund and Fidelity Management & Research Co., dated July, 18, 1996, is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 33.
 (e) Management Contract between Fidelity Advisor Cyclical Industries Fund and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 33.
 (f) Management Contract between Fidelity Advisor Financial Services Fund and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 33.
 (g) Management Contract between Fidelity Advisor Health Care Fund and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 33.
 (h) Management Contract between Fidelity Advisor Technology Fund and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 33.
 (i) Management Contract between Fidelity Advisor Utilities Growth Fund and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 33.
 (j) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Consumer Industries Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 33.
 (k) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Cyclical Industries Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 33.
 (l) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Financial Services Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(n) of Post-Effective Amendment No. 33.
 (m) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Health Care Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(o) of Post-Effective Amendment No. 33.
 (n) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Technology Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(p) of Post-Effective Amendment No. 33.
 (o) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Utilities Growth Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(q) of Post-Effective Amendment No. 33.
 (p) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Consumer Industries Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(r) of Post-Effective Amendment No. 33.
 (q) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Cyclical Industries Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(s) of Post-Effective Amendment No. 33.
 (r) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Financial Services Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(t) of Post-Effective Amendment No. 33.
 (s) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Health Care Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(u) of Post-Effective Amendment No. 33.
 (t) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Technology Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(v) of Post-Effective Amendment No. 33.
 (u) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Utilities Growth Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(w) of Post-Effective Amendment No. 33.
(6) (a) General Distribution Agreement between Fidelity Advisor Natural Resources Fund and Fidelity Distributors Corporation, dated October 31, 1997, is filed herein as Exhibit 6(a).
 (b) General Distribution Agreement between Fidelity Advisor Consumer Industries Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(f) of Post-Effective Amendment No. 33.
 (c) General Distribution Agreement between Fidelity Advisor Cyclical Industries Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(g) of Post-Effective Amendment No. 33.
 (d) General Distribution Agreement between Fidelity Advisor Financial Services Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(h) of Post-Effective Amendment No. 33.
 (e) General Distribution Agreement between Fidelity Advisor Health Care Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(i) of Post-Effective Amendment No. 33.
 (f) General Distribution Agreement between Fidelity Advisor Technology Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(j) of Post-Effective Amendment No. 33.
 (g) General Distribution Agreement between Fidelity Advisor Utilities Growth Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(k) of Post-Effective Amendment No. 33.
 (h) Form of Bank Agency Agreement (most recently revised January,
1997) is filed herein as Exhibit 6(h).
 (i) Form of Selling Dealer Agreement (most recently revised January,
1997) is filed herein as Exhibit 6(i).
 (j) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised January, 1997) is filed herein as Exhibit 6(j).
(7) (a) Retirement Plan for Non Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995 is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
 (b) The Fee Deferral plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of December 1, 1995 is incorporated herein by reference to Exhibit 7(b) of Fidelity School Street Trust's (File No. 2-57167) Post-Effective Amendment No. 47.
(8) (a) Custodian Agreement and Appendix C, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series VII on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth Fund is incorporated herein by reference to Exhibit 8(a) of Fidelity Investment Trust's Post-Effective Amendment No. 59 (File No. 2-90649).
         (b) Appendix A, dated October 17, 1996, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series VII on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth Fund is incorporated herein by reference to Exhibit 8(c) of Fidelity Charles Street Trust's Post-Effective Amendment No. 57 (File No. 2-73133).
 (c) Appendix B, dated September 18, 1997, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series VII on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth Fund is incorporated herein by reference to Exhibit 8(b) of Fidelity Charles Street Trust's Post-Effective Amendment No. 62 (File No. 2-73133).
 (d) Custodian Agreement and Appendix C, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series V on behalf of Fidelity Advisor Global Resources Fund (currently known as Fidelity Advisor Natural Resources Fund) is incorporated herein by reference to Exhibit 8(a) of Fidelity Commonwealth Trust's Post-Effective Amendment No. 56 (File No. 2-52322).
 (e) Appendix A, dated October 16, 1997, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund is incorporated herein by reference to Exhibit 8(b) of Fidelity Contrafund's Post-Effective Amendment No. 50 (File No. 2-25235).
 (f) Appendix B, dated September 18, 1997, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund is incorporated herein by reference to Exhibit 8(c) of Fidelity Contrafund's Post-Effective Amendment No. 50 (File No. 2-25235).
 (g) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Advisor Series V on behalf of Fidelity Advisor Natural Resources Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios Trust's (File No. 2-74708) Post-Effective Amendment No. 31.
 (h) Schedule 1 to the Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Advisor Series V on behalf of Fidelity Advisor Natural Resources Fund, dated February 12, 1996, is incorporated herein by reference to
Exhibit 8(e) of Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
 (i) Fidelity Group Repo Custodian Agreement between Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Advisor Series V on behalf of Fidelity Advisor Natural Resources Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
 (j) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical and Fidelity Advisor Series V on behalf of Fidelity Advisor Natural Resources Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
 (k) Joint Trading Account Custody Agreement between the The Bank of New York and Fidelity Advisor Series V on behalf of Fidelity Advisor Natural Resources Fund, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
 (l) First Amendment to Joint Trading Account Custody Agreement between the The Bank of New York and Fidelity Advisor Series V on behalf of Fidelity Advisor Natural Resources Fund, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
(9) Not applicable.
(10) Not applicable.
(11) Not applicable.
(12) Not applicable.
(13) Not applicable.
  (14) (a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
             (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
             (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
             (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
             (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
             (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
            (g) The CORPORATEplan for Retirement Profit Sharing/401K
Plan, as currently in effect, is incorporated herein by reference to
Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
            (h) The CORPORATEplan for Retirement Money Purchase
Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
            (i) Fidelity Investments Section 403(b)(7) Individual
Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
            (j) Plymouth Investments Defined Contribution Retirement
Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
           (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
           (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
          (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
          (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
          (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
         (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
         (q) Fidelity SIMPLE-IRAPlan Adoption Agreement, Company Profile Form, and Plan Document, as currently in effect, is incorporated herein by reference to Exhibit 14(q) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
  (15) (a) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Class A is incorporated herein by reference to Exhibit 15(e) of Post-Effective Amendment No. 33.
 (b) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Class A is incorporated herein by reference to Exhibit 15(f) of Post-Effective Amendment No. 33.
 (c) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Class A is incorporated herein by reference to Exhibit 15(g) of Post-Effective Amendment No. 33.
 (d) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Class A is incorporated herein by reference to Exhibit 15(h) of Post-Effective Amendment No. 33.
 (e) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Class A is incorporated herein by reference to Exhibit 15(i) of Post-Effective Amendment No. 33.
 (f) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Utilities Growth Fund: Class A is incorporated herein by reference to Exhibit 15(j) of Post-Effective Amendment No. 33.
 (g) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Class T is incorporated herein by reference to Exhibit 15(k) of Post-Effective Amendment No. 33.
 (h) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Class T is incorporated herein by reference to Exhibit 15(l) of Post-Effective Amendment No. 33.
 (i) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Class T is incorporated herein by reference to Exhibit 15(m) of Post-Effective Amendment No. 33.
 (j) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Class T is incorporated herein by reference to Exhibit 15(n) of Post-Effective Amendment No. 33.
 (k) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Class T is incorporated herein by reference to Exhibit 15(o) of Post-Effective Amendment No. 33.
 (l) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Utilities Growth Fund: Class T is incorporated herein by reference to Exhibit 15(p) of Post Effective Amendment No. 33.
 (m) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Institutional Class is incorporated herein by reference to Exhibit 15(q) of Post-Effective Amendment No. 33.
 (n) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Institutional Class is incorporated herein by reference to Exhibit 15(r) of Post-Effective Amendment No. 33.
 (o) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Institutional Class is incorporated herein by reference to Exhibit 15(s) of Post-Effective Amendment No. 33.
 (p) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Institutional Class is incorporated herein by reference to Exhibit 15(t) of Post-Effective Amendment No. 33.
 (q) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Institutional Class is incorporated herein by reference to Exhibit 15(u) of Post-Effective Amendment No. 33.
 (r) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Utilities Growth Fund: Institutional Class is incorporated herein by reference to Exhibit 15(v) of Post-Effective Amendment No. 33.
 (s) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Class B is incorporated herein by reference to Exhibit 15(s) of Post-Effective Amendment No. 38.
 (t) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Class B is incorporated herein by reference to Exhibit 15(t) of Post-Effective Amendment No. 38.
 (u) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Class B is incorporated herein by reference to Exhibit 15(u) of Post-Effective Amendment No. 38.
 (v) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Class B is incorporated herein by reference to Exhibit 15(v) of Post-Effective Amendment No. 38.
 (w) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Class B is incorporated herein by reference to Exhibit 15(w) of Post-Effective Amendment No. 38.
 (x) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Utilities Growth Fund: Class B is incorporated herein by reference to Exhibit 15(x) of Post-Effective Amendment No. 38.
 (y) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Class C is incorporated herein by reference to Exhibit 15(y) of Post-Effective Amendment No. 38.
 (z) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Class C is filed herein by reference to Exhibit 15(z) of Post-Effective Amendment No. 38.
 (aa) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Class C is incorporated herein by reference to Exhibit 15(aa) of Post-Effective Amendment No. 38.
 (bb) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Class C is incorporated herein by reference to Exhibit 15(bb) of Post-Effective Amendment No. 38.
 (cc) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class C is incorporated herein by reference to Exhibit 15(cc) of Post-Effective Amendment No. 38.
 (dd) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Class C is incorporated herein by reference to Exhibit 15(dd) of Post-Effective Amendment No. 38.
 (ee) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Utilities Growth Fund: Class C is incorporated herein by reference to Exhibit 15(ee) of Post-Effective Amendment No. 38.
 (ff) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class A is incorporated herein by reference to Exhibit 15(ff) of Post-Effective Amendment No. 38.
 (gg) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class T is incorporated herein by reference to Exhibit 15(gg) of Post-Effective Amendment No. 38.
 (hh) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class B is incorporated herein by reference to Exhibit 15(hh) of Post-Effective Amendment No. 38.
 (ii) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Institutional Class is incorporated herein by reference to Exhibit 15(ii) of Post-Effective Amendment No. 38.
(16) (a) Schedule for computation of cumulative total returns and average annual returns is incorporated herein by reference to Exhibit 16(b) of Post-Effective Amendment No. 29.
 (b) Formula for computing adjusted net asset value and moving averages is incorporated herein by reference to Exhibit 16(b) to Post-Effective Amendment No. 31.
(17) Financial Data Schedules for the funds will be filed by subsequent amendment.
(18)  Rule 18f-3 Plan, dated March 19, 1998, is filed herein as
Exhibit 18.

Item 25.  Persons Controlled by or under Common Control with
Registrant
 The Board of Trustees of the Registrant is the same as the board of other funds advised by FMR, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, the Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities
        April 30, 1998
   Title of Class:  Shares of Beneficial Interest
  Name of Series   Number of Record Holders
 Fidelity Advisor Consumer Industries Fund: Class A  132
 Fidelity Advisor Consumer Industries Fund: Class T  913
 Fidelity Advisor Consumer Industries Fund: Class B  337
 Fidelity Advisor Consumer Industries Fund: Class C  53
 Fidelity Advisor Consumer Industries Fund: Institutional Class 87
 Fidelity Advisor Cyclical Industries Fund: Class A      45
 Fidelity Advisor Cyclical Industries Fund: Class T  290
 Fidelity Advisor Cyclical Industries Fund: Class B  77
 Fidelity Advisor Cyclical Industries Fund: Class C  14
 Fidelity Advisor Cyclical Industries Fund: Institutional Class  16
 Fidelity Advisor Financial Services Fund: Class A      1,388
 Fidelity Advisor Financial Services Fund: Class T  7,007
 Fidelity Advisor Financial Services Fund: Class B  3,823
 Fidelity Advisor Financial Services Fund: Class C  631
 Fidelity Advisor Financial Services Fund: Institutional Class  147
 Fidelity Advisor Health Care Fund: Class A      1,276
 Fidelity Advisor Health Care Fund: Class T  7,170
 Fidelity Advisor Health Care Fund: Class B  3,143
 Fidelity Advisor Health Care Fund: Class C  591
 Fidelity Advisor Health Care Fund: Institutional Class   239
 Fidelity Advisor Natural Resources Fund: Class A  742
 Fidelity Advisor Natural Resources Fund: Class T  29,070
 Fidelity Advisor Natural Resources Fund: Class B  4,746
 Fidelity Advisor Natural Resources Fund: Class C  166
 Fidelity Advisor Natural Resources Fund: Institutional Class 75
 Fidelity Advisor Technology Fund: Class A      1,281
 Fidelity Advisor Technology Fund: Class T  7,697
 Fidelity Advisor Technology Fund: Class B  2,758
 Fidelity Advisor Technology Fund: Class C  389
 Fidelity Advisor Technology Fund: Institutional Class   147
 Fidelity Advisor Utilities Growth Fund: Class A      168
 Fidelity Advisor Utilities Growth Fund: Class T  1,252
 Fidelity Advisor Utilities Growth Fund: Class B  604
 Fidelity Advisor Utilities Growth Fund: Class C  119
 Fidelity Advisor Utilities Growth Fund: Institutional Class 12

Item 27.  Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
    82 Devonshire Street, Boston, MA 02109
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d       Chairman of the Board and Director of FMR; President
                           and Chief Executive Officer of FMR Corp.; Chairman
                           of the Board and Director of FMR Corp., Fidelity
                           Investments Money Management, Inc. (FIMM), Fidelity
                           Management & Research (U.K.) Inc. (FMR U.K.), and
                           Fidelity Management & Research (Far East) Inc. (FMR
                           Far East); Chairman of the Executive Committee of
                           FMR; Director of Fidelity Investments Japan Limited
                           (FIJ); President and Trustee of funds advised by FMR.



Robert C. Pozen            President and Director of FMR; Senior Vice President
                           and Trustee of funds advised by FMR; President and
                           Director of FIMM, FMR U.K., and FMR Far East;
                           Previously, General Counsel, Managing Director, and
                           Senior Vice President of FMR Corp.



Peter S. Lynch             Vice Chairman of the Board and Director of FMR.



Marta Amieva               Vice President of FMR.



John H. Carlson            Vice President of FMR and of funds advised by FMR.



Dwight D. Churchill        Senior Vice President of FMR and Vice President of
                           Bond Funds advised by FMR; Vice President of FIMM.



Brian Clancy               Vice President of FMR and Treasurer of FMR, FIMM,
                           FMR U.K., and FMR Far East.



Barry Coffman              Vice President of FMR.



Arieh Coll                 Vice President of FMR.



Frederic G. Corneel        Tax Counsel of FMR.



Stephen G. Manning         Assistant Treasurer of FMR, FIMM, FMR U.K., FMR
                           Far East; Vice President and Treasurer of FMR Corp.;
                           Treasurer of Strategic Advisers, Inc.



William Danoff             Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Scott E. DeSano            Vice President of FMR.



Penelope Dobkin            Vice President of FMR and of a fund advised by FMR.



Walter C. Donovan          Vice President of FMR.



Bettina Doulton            Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle          Vice President of FMR and of funds advised by FMR.



William R. Ebsworth        Vice President of FMR.



Richard B. Fentin          Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Gregory Fraser             Vice President of FMR and of a fund advised by FMR.



Jay Freedman               Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                           U.K., FMR Far East, and Strategic Advisers, Inc.;
                           Secretary of FIMM; Associate General Counsel FMR
                           Corp.



Robert Gervis              Vice President of FMR.



David L. Glancy            Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant             Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield        Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer             Senior Vice President of FMR and Vice President of
                           Money Market Funds advised by FMR; Vice President
                           of FIMM.



Bart A. Grenier            Vice President of High-Income Funds advised by FMR;
                           Vice President of FMR.



Robert Haber               Vice President of FMR.



Richard C. Habermann       Senior Vice President of FMR; Vice President of funds
                           advised by FMR.



Fred L. Henning Jr.        Senior Vice President of FMR and Vice President of
                           Fixed-Income Funds advised by FMR.



Bruce T. Herring           Vice President of FMR.



Robert F. Hill             Vice President of FMR; Director of Technical Research.



Curt Hollingsworth         Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson         Senior Vice President of FMR and Vice President of
                           funds advised by FMR;  Director of FMR Corp.;
                           Associate Director and Senior Vice President of Equity
                           Funds advised by FMR.



David B. Jones             Vice President of FMR.



Steven Kaye                Vice President of FMR and of a fund advised by FMR.



Francis V. Knox            Vice President of FMR; Compliance Officer of FMR
                           U.K.



Robert A. Lawrence         Senior Vice President of FMR and Vice President of
                           Fidelity Real Estate High Income and Fidelity Real
                           Estate High Income II Funds advised by FMR;
                           Associate Director and Senior Vice President of Equity
                           Funds advised by FMR; Previously, Vice President of
                           High Income Funds advised by FMR.



Harris Leviton             Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis          Vice President of FMR and of funds advised by FMR.



Richard R. Mace Jr.        Vice President of FMR and of funds advised by FMR.



Charles A. Mangum          Vice President of FMR and of a fund advised by FMR.



Kevin McCarey              Vice President of FMR and of a fund advised by FMR.



Diane M. McLaughlin        Vice President of FMR.



Neal P. Miller             Vice President of FMR.



David L. Murphy            Vice President of FMR and of funds advised by FMR.



Scott A. Orr               Vice President of FMR and of funds advised by FMR.



Jacques Perold             Vice President of FMR.



Anne Punzak                Vice President of FMR.



Alan Radlo                 Vice President of FMR.



Kevin A. Richardson        Vice President of FMR.



Eric D. Roiter             Senior Vice President and General Counsel of FMR and
                           Secretary of funds advised by FMR.



Lee H. Sandwen             Vice President of FMR.



Patricia A. Satterthwaite  Vice President of FMR and of a fund advised by FMR.



Fergus Shiel               Vice President of FMR.



Richard A. Silver          Vice President of FMR.



Carol A. Smith-Fachetti    Vice President of FMR.



Steven J. Snider           Vice President of FMR.



Thomas T. Soviero          Vice President of FMR and of a fund advised by FMR.



Richard Spillane           Senior Vice President of FMR; Associate Director and
                           Senior Vice President of Equity Funds advised by FMR;
                           Previously, Senior Vice President and Director of
                           Operations and Compliance of FMR U.K.



Thomas M. Sprague          Vice President of FMR and of funds advised by FMR.



Robert E. Stansky          Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Scott D. Stewart           Vice President of FMR.



Cynthia L. Strauss         Vice President of FMR.



Thomas Sweeney             Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana            Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Yoko Tilley                Vice President of FMR.



Joel C. Tillinghast        Vice President of FMR and of a fund advised by FMR.



Robert Tuckett             Vice President of FMR.



Jennifer Uhrig             Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden     Senior Vice President of FMR and Vice President of
                           funds advised by FMR; Director of FMR Corp.



Steven S. Wymer            Vice President of FMR and of a fund advised by FMR.





(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
       25 Lovat Lane, London, EC3R 8LL, England
 FMR U.K. provides investment advisory services to Fidelity Management
& Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d  Chairman of the Board and Director of FMR U.K.,
                      FMR, FMR Corp., FIMM, and FMR Far East; President and Chief Executive Officer of FMR Corp.; Chairman of the Executive Committee of FMR; Director of Fidelity Investments Japan Limited (FIJ); President and Trustee of funds advised by FMR.



Robert C. Pozen       President and Director of FMR; Senior Vice President
                      and Trustee of funds advised by FMR; President and Director of FIMM, FMR U.K., and FMR Far East;
                      Previously, General Counsel, Managing Director, and
                      Senior Vice President of FMR Corp.



Brian Clancy          Treasurer of FMR U.K., FMR Far East, FMR, and
                      FIMM and Vice President of FMR.



Stephen G. Manning    Assistant Treasurer of FMR U.K., FMR, FMR Far East,
                      and FIMM; Vice President and Treasurer of FMR
                      Corp.; Treasurer of Strategic Advisers, Inc.



Francis V. Knox       Compliance Officer of FMR U.K.; Vice President of
                      FMR.



Jay Freedman          Clerk of FMR U.K., FMR Far East, FMR Corp. and
                      Strategic Advisers, Inc.; Assistant Clerk of FMR;
                      Secretary of FIMM; Associate General Counsel FMR
                      Corp.



Sarah H. Zenoble      Senior Vice President and Director of Operations and
                      Compliance.



(3) FIDELITY MANAGEMENT & RESEARCH (Far East) INC. (FMR Far East) Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105,
Japan
 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years. Edward C. Johnson 3d Chairman of the Board and Director of FMR Far
                      East, FMR, FMR Corp., FIMM, and FMR U.K.;
                      Chairman of the Executive Committee of FMR;
                      President and Chief Executive Officer of FMR
                      Corp.; Director of Fidelity Investments Japan Limited (FIJ); President and Trustee of funds advised by FMR.



Robert C. Pozen       President and Director of FMR; Senior Vice
                      President and Trustee of funds advised by FMR;
                      President and Director of FIMM, FMR U.K., and
                      FMR Far East; Previously, General Counsel,
                      Managing Director, and Senior Vice President of
                      FMR Corp.



Robert H. Auld        Senior Vice President of FMR Far East.



Brian Clancy          Treasurer of FMR Far East, FMR U.K., FMR,
                      and FIMM and Vice President of FMR.



Jay Freedman          Clerk of FMR Far East, FMR U.K., FMR Corp.
                      and Strategic Advisers, Inc.; Assistant Clerk of
                      FMR; Secretary of FIMM; Associate General
                      Counsel FMR Corp.



Stephen G. Manning    Assistant Treasurer of FMR Far East, FMR,
                      FMR U.K., and FIMM; Vice President and
                      Treasurer of FMR Corp.; Treasurer of Strategic
                      Advisers, Inc.



Billy Wilder          Vice President of FMR Far East; President and
                      Representative Director of Fidelity Investments
                      Japan Limited.





Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.
(b)

Name and Principal  Positions and Offices  Positions and Offices

Business Address*   with Underwriter       with Fund

Edward C. Johnson 3d  Director                  Trustee and President

Michael Mlinac        Director                  None

James Curvey          Director                  None

Martha B. Willis      President                 None

Eric D. Roiter        Senior Vice President     Secretary

Caron Ketchum         Treasurer and Controller  None

Gary Greenstein       Assistant Treasurer       None

Jay Freedman          Assistant Clerk           None

Linda Holland         Compliance Officer        None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, NY and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA.
Item 31. Management Services
 Not applicable
Item 32. Undertakings

 The Registrant, on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth Fund, provided the information required by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 39 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 13th day of July 1998.

      FIDELITY ADVISOR SERIES VII
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     (Signature)   (Title)  (Date)


/s/Edward C. Johnson 3d  (dagger)    President and Trustee          July 13, 1998

Edward C. Johnson 3d                 (Principal Executive Officer)



/s/Richard A. Silver                 Treasurer                      July 13, 1998

Richard A. Silver



/s/Robert C. Pozen                   Trustee                        July 13, 1998

Robert C. Pozen



/s/Ralph F. Cox                   *  Trustee                        July 13, 1998

Ralph F. Cox



/s/Phyllis Burke Davis        *      Trustee                        July 13, 1998

Phyllis Burke Davis



/s/Robert M. Gates             **    Trustee                        July 13, 1998

Robert M. Gates



/s/E. Bradley Jones             *    Trustee                        July 13, 1998

E. Bradley Jones



/s/Donald J. Kirk                *   Trustee                        July 13, 1998

Donald J. Kirk



/s/Peter S. Lynch                *   Trustee                        July 13, 1998

Peter S. Lynch



/s/Marvin L. Mann             *      Trustee                        July 13, 1998

Marvin L. Mann



/s/William O. McCoy         *        Trustee                        July 13, 1998

William O. McCoy



/s/Gerald C. McDonough   *           Trustee                        July 13, 1998

Gerald C. McDonough



/s/Thomas R. Williams       *        Trustee                        July 13, 1998

Thomas R. Williams


(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Hereford Street Trust
Fidelity Advisor Series I               Fidelity Income Fund
Fidelity Advisor Series II              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series III             Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series IV              Fidelity Investment Trust
Fidelity Advisor Series V               Fidelity Magellan Fund
Fidelity Advisor Series VI              Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series VII             Fidelity Money Market Trust
Fidelity Advisor Series VIII            Fidelity Mt. Vernon Street Trust
Fidelity Beacon Street Trust            Fidelity Municipal Trust
Fidelity Boston Street Trust            Fidelity Municipal Trust II
Fidelity California Municipal Trust     Fidelity New York Municipal Trust
Fidelity California Municipal Trust II  Fidelity New York Municipal Trust II
Fidelity Capital Trust                  Fidelity Phillips Street Trust
Fidelity Charles Street Trust           Fidelity Puritan Trust
Fidelity Commonwealth Trust             Fidelity Revere Street Trust
Fidelity Concord Street Trust           Fidelity School Street Trust
Fidelity Congress Street Fund           Fidelity Securities Fund
Fidelity Contrafund                     Fidelity Select Portfolios
Fidelity Corporate Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Court Street Trust             Fidelity Summer Street Trust
Fidelity Court Street Trust II          Fidelity Trend Fund
Fidelity Covington Trust                Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Daily Money Fund               Fidelity U.S. Investments-Government Securities
Fidelity Destiny Portfolios                Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity Union Street Trust
  Portfolio, L.P.                       Fidelity Union Street Trust II
Fidelity Devonshire Trust               Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                  Newbury Street Trust
Fidelity Financial Trust                Variable Insurance Products Fund
Fidelity Fixed-Income Trust             Variable Insurance Products Fund II
Fidelity Government Securities Fund     Variable Insurance Products Fund III
Fidelity Hastings Street Trust


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d_  July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund           Fidelity Hastings Street Trust
Fidelity Advisor Series I               Fidelity Hereford Street Trust
Fidelity Advisor Series II              Fidelity Income Fund
Fidelity Advisor Series III             Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V               Fidelity Institutional Trust
Fidelity Advisor Series VI              Fidelity Investment Trust
Fidelity Advisor Series VII             Fidelity Magellan Fund
Fidelity Advisor Series VIII            Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust            Fidelity Money Market Trust
Fidelity Boston Street Trust            Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust     Fidelity Municipal Trust
Fidelity California Municipal Trust II  Fidelity Municipal Trust II
Fidelity Capital Trust                  Fidelity New York Municipal Trust
Fidelity Charles Street Trust           Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust             Fidelity Phillips Street Trust
Fidelity Congress Street Fund           Fidelity Puritan Trust
Fidelity Contrafund                     Fidelity Revere Street Trust
Fidelity Corporate Trust                Fidelity School Street Trust
Fidelity Court Street Trust             Fidelity Securities Fund
Fidelity Court Street Trust II          Fidelity Select Portfolios
Fidelity Covington Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund               Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund          Fidelity Trend Fund
Fidelity Destiny Portfolios             Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                          Fund, L.P.
Fidelity Devonshire Trust               Fidelity Union Street Trust
Fidelity Exchange Fund                  Fidelity Union Street Trust II
Fidelity Financial Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust             Variable Insurance Products Fund
                                        Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________   /s/Peter S. Lynch________________

Edward C. Johnson 3d                 Peter S. Lynch




/s/J. Gary Burkhead_______________   /s/William O. McCoy______________

J. Gary Burkhead                     William O. McCoy


/s/Ralph F. Cox __________________  /s/Gerald C. McDonough___________

Ralph F. Cox                        Gerald C. McDonough


/s/Phyllis Burke Davis_____________  /s/Marvin L. Mann________________

Phyllis Burke Davis                  Marvin L. Mann


/s/E. Bradley Jones________________  /s/Thomas R. Williams ____________

E. Bradley Jones                     Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk



POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund           Fidelity Hastings Street Trust
Fidelity Advisor Series I               Fidelity Hereford Street Trust
Fidelity Advisor Series II              Fidelity Income Fund
Fidelity Advisor Series III             Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V               Fidelity Institutional Trust
Fidelity Advisor Series VI              Fidelity Investment Trust
Fidelity Advisor Series VII             Fidelity Magellan Fund
Fidelity Advisor Series VIII            Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust            Fidelity Money Market Trust
Fidelity Boston Street Trust            Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust     Fidelity Municipal Trust
Fidelity California Municipal Trust II  Fidelity Municipal Trust II
Fidelity Capital Trust                  Fidelity New York Municipal Trust
Fidelity Charles Street Trust           Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust             Fidelity Phillips Street Trust
Fidelity Congress Street Fund           Fidelity Puritan Trust
Fidelity Contrafund                     Fidelity Revere Street Trust
Fidelity Corporate Trust                Fidelity School Street Trust
Fidelity Court Street Trust             Fidelity Securities Fund
Fidelity Court Street Trust II          Fidelity Select Portfolios
Fidelity Covington Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund               Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund          Fidelity Trend Fund
Fidelity Destiny Portfolios             Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                          Fund, L.P.
Fidelity Devonshire Trust               Fidelity Union Street Trust
Fidelity Exchange Fund                  Fidelity Union Street Trust II
Fidelity Financial Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust             Variable Insurance Products Fund
                                        Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Robert M. Gates             March 6, 1997

Robert M. Gates